KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix

A that comprise Massachusetts Mutual Variable Annuity Separate Account 4 (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, and the results of their operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 was comprised of the following subaccounts. Statements of assets and liabilities as of December 31, 2022, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2022 unless otherwise noted.

Sub-accounts
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	Invesco V.I. Main Street Sub-Account (Series II)
Delaware Ivy VIP Asset Strategy Sub-Account (Class II)	Invesco V.I. Technology Sub-Account (Series I)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Invesco V.I. Technology Sub-Account (Series II)
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Invesco V.I. U.S. Government Money Sub-Account
Fidelity® VIP Healthcare Sub-Account**	Janus Henderson Global Technology and Innovation Sub-Account**
Fidelity® VIP Real Estate Sub-Account**	MML Aggressive Allocation Sub-Account (Initial Class)
Fidelity® VIP Strategic Income Sub-Account**	MML Aggressive Allocation Sub-Account (Service Class)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	MML American Funds Core Allocation Sub-Account
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	MML American Funds Growth Sub-Account
Invesco V.I. Capital Appreciation Sub-Account (Series I)	MML Balanced Allocation Sub-Account (Initial Class)
Invesco V.I. Capital Appreciation Sub-Account (Series II)	MML Balanced Allocation Sub-Account (Service Class)
Invesco V.I. Conservative Balanced Sub-Account (Series I)	MML Blend Sub-Account (Initial Class)
Invesco V.I. Conservative Balanced Sub-Account (Series II)	MML Blend Sub-Account (Service Class)
Invesco V.I. Core Plus Bond Sub-Account*	MML Blue Chip Growth Sub-Account (Initial Class)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)	MML Blue Chip Growth Sub-Account (Service Class)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)	MML Conservative Allocation Sub-Account (Initial Class)
Invesco V.I. Diversified Dividend Sub-Account (Series I)	MML Conservative Allocation Sub-Account (Service Class)
Invesco V.I. Diversified Dividend Sub-Account (Series II)	MML Dynamic Bond Sub-Account (Service Class I)
Invesco V.I. Global Sub-Account (Series I)	MML Equity Income Sub-Account (Initial Class)
Invesco V.I. Global Sub-Account (Series II)	MML Equity Income Sub-Account (Service Class)
Invesco V.I. Global Strategic Income Sub-Account (Series I)	MML Equity Index Sub-Account (Class I)
Invesco V.I. Global Strategic Income Sub-Account (Series II)	MML Equity Index Sub-Account (Service Class I)
Invesco V.I. Health Care Sub-Account (Series I)	MML Equity Rotation Sub-Account (Service Class I)
Invesco V.I. Health Care Sub-Account (Series II)	MML Equity Sub-Account (Initial Class)
Invesco V.I. Main Street Sub-Account (Series I)	MML Equity Sub-Account (Service Class)
F-2

MML Focused Equity Sub-Account	MML Mid Cap Growth Sub-Account (Service Class)
MML Foreign Sub-Account (Initial Class)	MML Mid Cap Value Sub-Account (Initial Class)
MML Foreign Sub-Account (Service Class)	MML Mid Cap Value Sub-Account (Service Class)
MML Fundamental Equity Sub-Account	MML Moderate Allocation Sub-Account (Initial Class)
MML Fundamental Value Sub-Account	MML Moderate Allocation Sub-Account (Service Class)
MML Global Sub-Account (Class I)	MML Short-Duration Bond Sub-Account
MML Global Sub-Account (Class II)	MML Small Cap Equity Sub-Account (Initial Class)
MML Global Sub-Account (Service Class I)	MML Small Cap Equity Sub-Account (Service Class)
MML Growth Allocation Sub-Account (Initial Class)	MML Small Cap Growth Equity Sub-Account (Initial Class)
MML Growth Allocation Sub-Account (Service Class)	MML Small Cap Growth Equity Sub-Account (Service Class)
MML High Yield Sub-Account	MML Small Company Value Sub-Account
MML Income & Growth Sub-Account (Initial Class)	MML Small/Mid Cap Value Sub-Account (Initial Class)
MML Income & Growth Sub-Account (Service Class)	MML Small/Mid Cap Value Sub-Account (Service Class)
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Strategic Emerging Markets Sub-Account (Service Class I)
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Sustainable Equity Sub-Account (Initial Class) *
MML International Equity Sub-Account	MML Sustainable Equity Sub-Account (Service Class) *
MML iShares 60/40 Allocation Sub-Account**	MML Total Return Bond Sub-Account
MML iShares 80/20 Allocation Sub-Account**	MML U.S. Government Money Market Sub-Account
MML Large Cap Growth Sub-Account (Initial Class)	PIMCO Commodity RealReturn® Strategy SubAccount
MML Large Cap Growth Sub-Account (Service Class)	PIMCO Income Sub-Account**
MML Managed Bond Sub-Account (Initial Class)	VY® CBRE Global Real Estate Sub-Account *
MML Managed Bond Sub-Account (Service Class)
MML Managed Volatility Sub-Account (Initial Class)
MML Managed Volatility Sub-Account (Service Class)
MML Mid Cap Growth Sub-Account (Initial Class)

* See Note 2 to the financial statements for the previous name of this sub-account.

**Statements of operations and changes in net assets for the period from February 28, 2022 to December 31, 2022.

Statements of operations and changes in net assets for the period January 1, 2022 to November 4, 2022 (liquidation)

and the year ended December 31, 2021.

MML American Funds International Sub-Account

MML Equity Momentum Sub-Account (Service Class I)

MML Special Situations Sub-Account (Service Class I)

F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
ASSETS
Investments
Number of shares	1,414,745	1,385,244	4,443,353	5,245,418	13,691	9,385	20,318	12,082,679
Identified cost	$18,607,123	$12,591,206	$166,644,354	$199,198,328	$444,526	$182,949	$210,004	$26,437,382
Value	$16,425,190	$10,874,165	$168,314,231	$191,667,567	$447,027	$152,221	$201,150	$20,298,900
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	4	-	-
Total assets	16,425,190	10,874,165	168,314,231	191,667,567	447,027	152,225	201,150	20,298,900
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	9,699	-	-	-	-	337
Payable to Massachusetts Mutual Life Insurance Company	-	23	319	2	-	-	7	84
Total liabilities	-	23	10,018	2	-	-	7	421
NET ASSETS	$16,425,190	$10,874,142	$168,304,213	$191,667,565	$447,027	$152,225	$201,143	$20,298,479
Net Assets:
Accumulation units - value	$16,425,190	$10,874,142	$162,241,192	$191,664,117	$447,027	$152,225	$201,143	$19,530,106
Contracts in payout (annuitization) period	-	-	6,063,021	3,448	-	-	-	768,373
Net assets	$16,425,190	$10,874,142	$168,304,213	$191,667,565	$447,027	$152,225	$201,143	$20,298,479
Outstanding units
Contract owners	1,196,331	833,323	3,876,930	8,378,070	43,720	18,483	22,156	845,645
UNIT VALUE
Panorama Premier	$-	$-	$57.99	$-	$-	$-	$-	$34.32
Panorama Passage®
Tier 1	-	-	43.30	-	-	-	-	22.02
Tier 2	-	-	41.96	-	-	-	-	21.34
Tier 3	-	-	45.89	-	-	-	-	23.34
Tier 4	-	-	43.60	-	-	-	-	22.17
MassMutual Artistry	-	-	39.54	-	-	-	-	16.55
MassMutual Transitions®
Custom Plan	-	-	50.39	-	-	-	-	27.01
Package Plan I	-	-	50.39	-	-	-	-	27.01
Package Plan II	-	-	46.89	-	-	-	-	25.13
Package Plan III	-	-	44.54	-	-	-	-	23.87

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	13.87	38.69	-	-	-	-	21.98
Tier 2	-	13.32	35.88	-	-	-	-	20.39
Tier 3	-	12.99	34.23	-	-	-	-	19.45
Tier 4	-	13.32	35.83	-	-	-	-	20.36
Tier 5	-	12.79	33.23	-	-	-	-	18.88
Tier 6	-	12.47	31.70	-	-	-	-	18.01
Tier 7	-	13.19	35.30	-	-	-	-	20.06
Tier 8	-	12.66	32.69	-	-	-	-	18.57
Tier 9	-	12.92	-	33.10	-	-	-	-
Tier 10	-	13.60	-	36.28	-	-	-	-
Tier 11	-	12.41	-	30.65	-	-	-	-
Tier 12	-	13.05	-	34.26	-	-	-	-
Tier 13	-	11.85	-	28.95	-	-	-	-
Tier 14	-	12.34	-	31.27	-	-	-	-
MassMutual RetireEase SelectSM
Tier 1	-	-	25.40	-	-	-	-	12.01
Tier 2	-	-	27.46	-	-	-	-	12.98
MassMutual Transitions SelectSM
Tier 1	-	14.45	44.47	-	-	-	-	26.39
Tier 2	-	14.45	-	42.90	-	-	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	12.50	-	17.77	-	-	-	-
Tier 2	-	12.19	-	17.33	-	-	-	-
Tier 3	-	12.50	-	17.77	-	-	-	-
MassMutual Capital VantageSM
Tier 1	13.40	12.46	-	17.70	-	-	-	-
Tier 2	13.74	12.77	-	18.15	-	-	-	-
Tier 3	12.97	12.06	-	17.14	-	-	-	-
Tier 4	13.40	12.46	-	17.70	-	-	-	-
Tier 5	13.30	12.37	-	17.58	-	-	-	-
Tier 6	13.74	12.77	-	18.15	-	-	-	-
MassMutual Envision VA	-	8.95	-	8.47	10.22	8.24	9.08	-

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Capital	Capital	Conservative	Conservative	Core Plus	Discovery	Discovery
	Growth	Appreciation	Appreciation	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
ASSETS
Investments
Number of shares	10,589,187	2,978,483	224,013	383,596	3,319	255,357	1,248,789	477,357
Identified cost	$24,128,702	$147,415,040	$10,896,776	$5,277,517	$43,036	$1,690,740	$94,379,173	$34,253,949
Value	$18,848,752	$103,561,855	$7,405,880	$5,339,659	$45,433	$1,419,783	$69,320,255	$22,846,304
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	1	-	-
Total assets	18,848,752	103,561,855	7,405,880	5,339,659	45,433	1,419,784	69,320,255	22,846,304
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	4,814	-	807	-	11	4,838	-
Payable to Massachusetts Mutual Life Insurance Company	3	602	11	375	6	-	234	10
Total liabilities	3	5,416	11	1,182	6	11	5,072	10
NET ASSETS	$18,848,749	$103,556,439	$7,405,869	$5,338,477	$45,427	$1,419,773	$69,315,183	$22,846,294
Net Assets:
Accumulation units - value	$18,848,749	$100,547,678	$7,405,869	$5,301,894	$45,427	$1,419,422	$66,911,121	$22,844,671
Contracts in payout (annuitization) period	-	3,008,761	-	36,583	-	351	2,404,062	1,623
Net assets	$18,848,749	$103,556,439	$7,405,869	$5,338,477	$45,427	$1,419,773	$69,315,183	$22,846,294
Outstanding units
Contract owners	1,163,026	3,385,941	250,907	316,912	2,970	103,980	2,145,143	1,133,228
UNIT VALUE
Panorama Premier	$-	$29.44	$-	$16.23	$-	$13.65	$26.49	$-
Panorama Passage®
Tier 1	-	29.35	-	15.90	-	-	26.04	-
Tier 2	-	28.44	-	15.41	-	-	25.23	-
Tier 3	-	31.11	-	16.83	-	-	27.59	-
Tier 4	-	29.56	-	15.99	-	-	26.22	-
MassMutual Artistry	-	21.78	-	16.52	-	-	14.78	-
MassMutual Transitions®
Custom Plan	-	33.47	-	18.18	-	-	37.84	-
Package Plan I	-	33.47	-	18.18	-	-	37.84	-
Package Plan II	-	31.14	-	16.92	-	-	35.21	-
Package Plan III	-	29.58	-	16.07	-	-	33.44	-

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Capital	Capital	Conservative	Conservative	Core Plus	Discovery	Discovery
	Growth	Appreciation	Appreciation	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	27.78	-	13.97	-	-	32.14	-
Tier 2	-	25.77	-	12.95	-	-	29.81	-
Tier 3	-	24.58	-	12.36	-	-	28.44	-
Tier 4	-	25.73	-	12.93	-	-	29.76	-
Tier 5	-	23.86	-	12.00	-	-	27.60	-
Tier 6	-	22.76	-	11.44	-	-	26.33	-
Tier 7	-	25.35	-	12.75	-	-	29.32	-
Tier 8	-	23.47	-	11.80	-	-	27.15	-
Tier 9	18.84	-	23.77	-	11.95	-	-	27.48
Tier 10	20.64	-	26.05	-	13.10	-	-	30.11
Tier 11	17.44	-	22.01	-	11.07	-	-	25.44
Tier 12	19.50	-	24.60	-	12.37	-	-	28.44
Tier 13	16.48	-	20.79	-	-	-	-	24.03
Tier 14	17.79	-	22.45	-	-	-	-	25.95
MassMutual RetireEase SelectSM
Tier 1	-	22.33	-	10.94	-	-	23.36	-
Tier 2	-	24.14	-	11.82	-	-	25.26	-
MassMutual Transitions SelectSM
Tier 1	-	32.50	-	15.85	-	-	37.25	-
Tier 2	25.50	-	31.36	-	15.29	-	-	35.92
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.01	-	-	-	-	-	-	17.87
Tier 2	10.73	-	-	-	-	-	-	17.43
Tier 3	11.01	-	-	-	-	-	-	17.87
MassMutual Capital VantageSM
Tier 1	10.97	-	-	-	-	-	-	17.81
Tier 2	11.24	-	-	-	-	-	-	18.26
Tier 3	10.62	-	-	-	-	-	-	17.24
Tier 4	10.97	-	-	-	-	-	-	17.81
Tier 5	10.89	-	-	-	-	-	-	17.68
Tier 6	11.24	-	-	-	-	-	-	18.26
MassMutual Envision VA	8.54	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Dividend	Dividend	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	184,224	383,423	3,727,628	1,631,271	26,808,486	10,542,538	357,616	373,567
Identified cost	$4,769,497	$9,916,293	$144,378,804	$64,302,479	$128,594,953	$51,892,407	$9,933,886	$9,710,860
Value	$4,603,747	$9,489,714	$115,929,226	$49,427,518	$105,625,434	$42,908,128	$8,994,030	$8,644,330
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	1
Total assets	4,603,747	9,489,714	115,929,226	49,427,518	105,625,434	42,908,128	8,994,030	8,644,331
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	4,867	-	7,865	-	803	-
Payable to Massachusetts Mutual Life Insurance Company	46	8	616	5	247	9	112	-
Total liabilities	46	8	5,483	5	8,112	9	915	-
NET ASSETS	$4,603,701	$9,489,706	$115,923,743	$49,427,513	$105,617,322	$42,908,119	$8,993,115	$8,644,331
Net Assets:
Accumulation units - value	$4,480,457	$9,489,706	$112,624,198	$49,424,066	$102,564,024	$42,908,119	$8,642,619	$8,644,331
Contracts in payout (annuitization) period	123,244	-	3,299,545	3,447	3,053,298	-	350,496	-
Net assets	$4,603,701	$9,489,706	$115,923,743	$49,427,513	$105,617,322	$42,908,119	$8,993,115	$8,644,331
Outstanding units
Contract owners	317,837	728,781	3,633,296	2,506,424	6,982,530	3,523,347	261,340	260,608
UNIT VALUE
Panorama Premier	$16.10	$-	$39.65	$-	$19.12	$-	$34.25	$-
Panorama Passage®
Tier 1	15.77	-	38.97	-	18.63	-	33.56	-
Tier 2	15.28	-	37.76	-	18.05	-	32.52	-
Tier 3	16.69	-	41.30	-	19.75	-	35.52	-
Tier 4	15.86	-	39.24	-	18.76	-	33.75	-
MassMutual Artistry	14.71	-	27.66	-	19.16	-	31.05	-
MassMutual Transitions®
Custom Plan	15.82	-	36.14	-	18.99	-	38.61	-
Package Plan I	15.82	-	36.14	-	18.99	-	38.61	-
Package Plan II	14.72	-	33.63	-	17.67	-	35.93	-
Package Plan III	13.98	-	31.94	-	16.79	-	34.12	-

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Dividend	Dividend	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	12.25	-	27.51	-	13.86	-	30.75	-
Tier 2	11.36	-	25.52	-	12.86	-	28.52	-
Tier 3	10.84	-	24.34	-	12.27	-	27.21	-
Tier 4	11.34	-	25.48	-	12.84	-	28.48	-
Tier 5	10.52	-	23.63	-	11.91	-	26.41	-
Tier 6	10.04	-	22.54	-	11.36	-	25.20	-
Tier 7	11.18	-	25.10	-	12.65	-	28.06	-
Tier 8	10.35	-	23.24	-	11.71	-	25.98	-
Tier 9	-	10.50	-	23.53	-	11.85	-	26.32
Tier 10	-	11.51	-	25.79	-	12.99	-	28.85
Tier 11	-	9.73	-	21.79	-	10.97	-	24.37
Tier 12	-	10.87	-	24.36	-	12.26	-	27.24
Tier 13	-	9.19	-	20.58	-	10.36	-	23.02
Tier 14	-	9.92	-	22.23	-	11.19	-	24.86
MassMutual RetireEase SelectSM
Tier 1	9.60	-	17.13	-	11.39	-	25.09	-
Tier 2	10.38	-	18.52	-	12.31	-	27.13	-
MassMutual Transitions SelectSM
Tier 1	14.44	-	32.96	-	14.89	-	36.55	-
Tier 2	-	13.97	-	31.79	-	14.35	-	35.28
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	13.73	-	9.26	-	-
Tier 2	-	-	-	13.39	-	9.03	-	-
Tier 3	-	-	-	13.73	-	9.26	-	-
MassMutual Capital VantageSM
Tier 1	-	-	-	13.68	-	9.23	-	-
Tier 2	-	-	-	14.03	-	9.46	-	-
Tier 3	-	-	-	13.24	-	8.94	-	-
Tier 4	-	-	-	13.68	-	9.23	-	-
Tier 5	-	-	-	13.58	-	9.16	-	-
Tier 6	-	-	-	14.03	-	9.46	-	-
MassMutual Envision VA	-	8.42	-	8.11	-	8.98	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

						Janus Henderson
					Invesco V.I.	Global	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive
	Main Street	Main Street	Technology	Technology	Money	Innovation	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,666,490	1,204,532	430,138	602,384	6,703,385	23,510	3,202,614	8,474,983
Identified cost	$38,165,110	$27,555,117	$9,399,625	$12,005,572	$6,703,385	$296,963	$31,689,139	$81,183,512
Value	$26,863,814	$18,959,331	$5,415,436	$6,511,767	$6,703,385	$244,739	$26,453,592	$68,477,864
Dividends receivable	-	-	-	-	1,372	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	26,863,814	18,959,331	5,415,436	6,511,767	6,704,757	244,739	26,453,592	68,477,864
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	1,874	-	987	-	2,874	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	100	3	80	5	32	10	20	18
Total liabilities	1,974	3	1,067	5	2,906	10	20	18
NET ASSETS	$26,861,840	$18,959,328	$5,414,369	$6,511,762	$6,701,851	$244,729	$26,453,572	$68,477,846
Net Assets:
Accumulation units - value	$26,609,924	$18,959,328	$5,248,394	$6,510,371	$6,604,949	$244,729	$26,453,572	$68,477,846
Contracts in payout (annuitization) period	251,916	-	165,975	1,391	96,902	-	-	-
Net assets	$26,861,840	$18,959,328	$5,414,369	$6,511,762	$6,701,851	$244,729	$26,453,572	$68,477,846
Outstanding units
Contract owners	862,445	990,269	354,685	203,958	651,358	32,355	1,192,000	3,789,915
UNIT VALUE
Panorama Premier	$27.24	$-	$7.93	$-	$11.68	$-	$21.52	$-
Panorama Passage®
Tier 1	27.62	-	7.77	-	10.00	-	21.24	-
Tier 2	26.76	-	7.53	-	9.69	-	20.73	-
Tier 3	29.27	-	8.23	-	10.60	-	22.04	-
Tier 4	27.81	-	7.82	-	10.07	-	21.20	-
MassMutual Artistry	25.54	-	7.85	-	10.33	-	22.24	-
MassMutual Transitions®
Custom Plan	35.60	-	30.95	-	10.35	-	23.02	-
Package Plan I	35.60	-	30.95	-	10.35	-	23.02	-
Package Plan II	33.12	-	28.80	-	9.63	-	21.85	-
Package Plan III	31.46	-	27.36	-	9.15	-	21.05	-

See Notes to Financial Statements.

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

						Janus Henderson
					Invesco V.I.	Global	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive
	Main Street	Main Street	Technology	Technology	Money	Innovation	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	29.54	-	27.61	-	9.21	-	21.05	-
Tier 2	27.40	-	25.61	-	8.54	-	19.83	-
Tier 3	26.14	-	24.43	-	8.15	-	19.10	-
Tier 4	27.36	-	25.57	-	8.53	-	19.83	-
Tier 5	25.37	-	23.71	-	7.91	-	18.68	-
Tier 6	24.21	-	22.62	-	7.55	-	17.99	-
Tier 7	26.96	-	25.19	-	8.41	-	19.53	-
Tier 8	24.96	-	23.33	-	7.78	-	18.40	-
Tier 9	-	25.29	-	23.60	-	-	-	18.30
Tier 10	-	27.72	-	25.86	-	-	-	19.72
Tier 11	-	23.42	-	21.85	-	-	-	17.24
Tier 12	-	26.17	-	24.42	-	-	-	18.62
Tier 13	-	22.12	-	20.64	-	-	-	16.28
Tier 14	-	23.89	-	22.29	-	-	-	17.29
MassMutual RetireEase SelectSM
Tier 1	21.88	-	23.84	-	-	-	-	-
Tier 2	23.65	-	25.78	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	34.28	-	37.18	-	9.96	-	22.34	-
Tier 2	-	33.09	-	35.84	-	-	-	21.54
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	16.40	-	-	-	-	-	14.31
Tier 2	-	15.99	-	-	-	-	-	13.96
Tier 3	-	16.40	-	-	-	-	-	14.31
MassMutual Capital VantageSM
Tier 1	-	16.34	-	-	-	-	-	14.26
Tier 2	-	16.76	-	-	-	-	-	14.63
Tier 3	-	15.82	-	-	-	-	-	13.81
Tier 4	-	16.34	-	-	-	-	-	14.26
Tier 5	-	16.23	-	-	-	-	-	14.16
Tier 6	-	16.76	-	-	-	-	-	14.63
MassMutual Envision VA	-	-	-	-	-	7.56	-	8.93

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML
	American	American	MML	MML			MML	MML
	Funds	Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
	Core Allocation	Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	66,744,822	15,401,140	7,098,068	32,726,634	3,049,312	10,334,960	3,459,901	11,780,619
Identified cost	$780,591,773	$236,609,686	$69,167,242	$314,006,001	$65,156,508	$219,344,992	$57,840,911	$187,121,249
Value	$692,811,254	$187,123,850	$58,630,038	$267,376,600	$51,298,630	$172,514,271	$37,020,945	$116,156,903
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	24	-	-	-	-	-	-	-
Total assets	692,811,278	187,123,850	58,630,038	267,376,600	51,298,630	172,514,271	37,020,945	116,156,903
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	-	295	-	1,287	-
Payable to Massachusetts Mutual Life Insurance Company	-	28	62	4	60	16	70	9
Total liabilities	-	28	62	4	355	16	1,357	9
NET ASSETS	$692,811,278	$187,123,822	$58,629,976	$267,376,596	$51,298,275	$172,514,255	$37,019,588	$116,156,894
Net Assets:
Accumulation units - value	$692,479,736	$186,962,507	$58,629,976	$267,269,846	$50,062,454	$172,514,255	$36,183,546	$116,152,949
Contracts in payout (annuitization) period	331,542	161,315	-	106,750	1,235,821	-	836,042	3,945
Net assets	$692,811,278	$187,123,822	$58,629,976	$267,376,596	$51,298,275	$172,514,255	$37,019,588	$116,156,894
Outstanding units
Contract owners	39,435,747	7,340,690	3,435,716	18,387,696	1,898,554	10,920,106	930,051	6,290,813
UNIT VALUE
Panorama Premier	$-	$-	$16.83	$-	$23.58	$-	$43.82	$-
Panorama Passage®
Tier 1	-	-	16.61	-	24.87	-	43.05	-
Tier 2	-	-	16.22	-	24.10	-	41.72	-
Tier 3	-	-	17.24	-	26.36	-	45.22	-
Tier 4	-	-	16.58	-	25.05	-	42.97	-
MassMutual Artistry	24.52	50.28	17.39	-	26.16	-	45.76	-
MassMutual Transitions®
Custom Plan	-	-	18.00	-	31.19	-	42.15	-
Package Plan I	-	-	18.00	-	31.19	-	42.15	-
Package Plan II	-	-	17.09	-	29.02	-	39.22	-
Package Plan III	-	-	16.46	-	27.57	-	37.25	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML
	American	American	MML	MML			MML	MML
	Funds	Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
	Core Allocation	Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	18.50	34.02	16.46	-	25.44	-	34.21	-
Tier 2	17.47	32.13	15.50	-	23.59	-	31.72	-
Tier 3	16.86	31.00	14.94	-	22.51	-	30.26	-
Tier 4	17.47	32.13	15.50	-	23.55	-	31.67	-
Tier 5	16.50	30.34	14.61	-	21.84	-	29.38	-
Tier 6	15.92	29.27	14.07	-	20.84	-	28.02	-
Tier 7	17.22	31.67	15.27	-	23.21	-	31.21	-
Tier 8	16.26	29.91	14.39	-	21.49	-	28.90	-
Tier 9	16.74	30.78	-	14.33	-	21.76	-	29.26
Tier 10	17.98	33.06	-	15.44	-	23.85	-	32.07
Tier 11	15.80	29.06	-	13.50	-	20.15	-	27.10
Tier 12	16.98	31.22	-	14.58	-	22.52	-	30.29
Tier 13	14.93	27.45	-	12.75	-	19.03	-	25.60
Tier 14	15.81	29.07	-	13.54	-	20.56	-	27.64
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	20.05	-	26.45	-
Tier 2	-	-	-	-	21.68	-	28.60	-
MassMutual Transitions SelectSM
Tier 1	19.59	36.02	17.47	-	28.60	-	40.47	-
Tier 2	19.59	36.02	-	16.87	-	27.59	-	39.05
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	13.63	21.03	-	12.08	-	14.04	-	15.56
Tier 2	13.29	20.51	-	11.78	-	13.69	-	15.17
Tier 3	13.63	21.03	-	12.08	-	14.04	-	15.56
MassMutual Capital VantageSM
Tier 1	13.58	20.95	-	12.04	-	13.99	-	15.50
Tier 2	13.93	21.49	-	12.34	-	14.35	-	15.90
Tier 3	13.15	20.29	-	11.65	-	13.54	-	15.01
Tier 4	13.58	20.95	-	12.04	-	13.99	-	15.50
Tier 5	13.48	20.80	-	11.95	-	13.89	-	15.39
Tier 6	13.93	21.49	-	12.34	-	14.35	-	15.90
MassMutual Envision VA	9.14	8.10	-	8.91	-	8.90	-	7.30

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML					MML
	Conservative	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
ASSETS
Investments
Number of shares	6,316,364	29,285,126	1,438,300	849,965	3,323,921	11,175,360	7,904,429	1,040,881
Identified cost	$61,484,926	$277,856,337	$14,155,932	$21,808,569	$84,933,629	$112,584,951	$81,210,009	$30,149,351
Value	$50,846,728	$232,816,750	$11,894,741	$22,746,155	$87,189,240	$112,871,132	$78,411,931	$27,822,737
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	3	-	-	-	-	-	-
Total assets	50,846,728	232,816,753	11,894,741	22,746,155	87,189,240	112,871,132	78,411,931	27,822,737
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	336	-	2,845	-	871
Payable to Massachusetts Mutual Life Insurance Company	31	-	-	61	6	18	15	14
Total liabilities	31	-	-	397	6	2,863	15	885
NET ASSETS	$50,846,697	$232,816,753	$11,894,741	$22,745,758	$87,189,234	$112,868,269	$78,411,916	$27,821,852
Net Assets:
Accumulation units - value	$50,697,426	$232,740,078	$11,894,741	$21,982,521	$87,189,234	$109,283,908	$78,406,366	$27,135,783
Contracts in payout (annuitization) period	149,271	76,675	-	763,237	-	3,584,361	5,550	686,069
Net assets	$50,846,697	$232,816,753	$11,894,741	$22,745,758	$87,189,234	$112,868,269	$78,411,916	$27,821,852
Outstanding units
Contract owners	3,104,296	16,606,296	1,265,675	808,421	3,961,989	3,643,121	3,463,599	855,314
UNIT VALUE
Panorama Premier	$15.99	$-	$-	$22.49	$-	$37.17	$-	$28.78
Panorama Passage®
Tier 1	15.78	-	-	24.89	-	36.52	-	29.80
Tier 2	15.40	-	-	24.12	-	35.38	-	28.87
Tier 3	16.38	-	-	26.38	-	38.36	-	31.58
Tier 4	15.75	-	-	25.07	-	36.44	-	30.01
MassMutual Artistry	16.52	-	-	27.02	-	38.81	-	27.52
MassMutual Transitions®
Custom Plan	17.10	-	-	34.22	-	34.71	-	40.56
Package Plan I	17.10	-	-	34.22	-	34.71	-	40.56
Package Plan II	16.23	-	-	31.84	-	32.30	-	37.74
Package Plan III	15.64	-	-	30.24	-	30.68	-	35.85

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML					MML
	Conservative	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	15.64	-	-	27.84	-	28.29	-	33.37
Tier 2	14.73	-	-	25.82	-	26.24	-	30.94
Tier 3	14.19	-	-	24.64	-	25.03	-	29.52
Tier 4	14.73	-	-	25.78	-	26.20	-	30.90
Tier 5	13.87	-	-	23.91	-	24.30	-	28.65
Tier 6	13.37	-	-	22.81	-	23.18	-	27.34
Tier 7	14.51	-	-	25.40	-	25.82	-	30.44
Tier 8	13.67	-	-	23.52	-	23.90	-	28.19
Tier 9	-	13.59	-	-	23.82	-	24.21	-
Tier 10	-	14.65	-	-	26.11	-	26.53	-
Tier 11	-	12.81	-	-	22.06	-	22.41	-
Tier 12	-	13.83	-	-	24.66	-	25.05	-
Tier 13	-	12.10	-	-	20.84	-	21.17	-
Tier 14	-	12.84	-	-	22.51	-	22.87	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	18.80	-	19.59	-	24.78
Tier 2	-	-	-	20.33	-	21.18	-	26.79
MassMutual Transitions SelectSM
Tier 1	16.60	-	-	31.25	-	31.80	-	38.50
Tier 2	-	16.00	-	-	30.16	-	30.68	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	28.99
Tier 2	-	-	-	-	-	-	-	29.48
Tier 3	-	-	-	-	-	-	-	30.73
Tier 4	-	-	-	-	-	-	-	30.73
MassMutual Transitions SelectSM II
Tier 1	-	11.55	9.38	-	16.58	-	17.00	-
Tier 2	-	11.27	9.14	-	16.17	-	16.58	-
Tier 3	-	11.55	9.38	-	16.58	-	17.00	-
MassMutual Capital VantageSM
Tier 1	-	11.51	9.34	-	16.52	-	16.94	-
Tier 2	-	11.80	9.58	-	16.94	-	17.37	-
Tier 3	-	11.14	9.05	-	15.99	-	16.40	-
Tier 4	-	11.51	9.34	-	16.52	-	16.94	-
Tier 5	-	11.43	9.28	-	16.40	-	16.82	-
Tier 6	-	11.80	9.58	-	16.94	-	17.37	-
MassMutual Envision VA	-	8.87	8.75	-	9.78	-	9.46	-

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)
ASSETS
Investments
Number of shares	1,169,221	179,769	3,123,987	10,749,727	1,066,920	2,363,270	1,858,626	1,024,303
Identified cost	$32,322,158	$2,338,480	$20,376,829	$98,254,961	$9,481,466	$23,023,143	$22,360,670	$6,602,646
Value	$29,639,753	$1,864,204	$21,586,751	$89,437,731	$8,823,429	$18,740,734	$20,630,753	$4,097,213
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2	-	-	-	-	-	-
Total assets	29,639,753	1,864,206	21,586,751	89,437,731	8,823,429	18,740,734	20,630,753	4,097,213
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	1,945	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	7	-	42	60	21	21	33	86
Total liabilities	7	-	42	2,005	21	21	33	86
NET ASSETS	$29,639,746	$1,864,206	$21,586,709	$89,435,726	$8,823,408	$18,740,713	$20,630,720	$4,097,127
Net Assets:
Accumulation units - value	$29,639,746	$1,864,206	$21,586,709	$85,993,333	$8,823,408	$18,669,083	$20,630,720	$3,789,695
Contracts in payout (annuitization) period	-	-	-	3,442,393	-	71,630	-	307,432
Net assets	$29,639,746	$1,864,206	$21,586,709	$89,435,726	$8,823,408	$18,740,713	$20,630,720	$4,097,127
Outstanding units
Contract owners	820,581	97,555	936,219	5,925,578	652,319	909,971	1,213,572	181,481
UNIT VALUE
Panorama Premier	$-	$-	$30.66	$14.29	$-	$27.87	$22.34	$-
Panorama Passage®
Tier 1	-	-	30.37	14.35	-	27.61	22.12	-
Tier 2	-	-	29.86	13.91	-	27.14	21.75	-
Tier 3	-	-	31.19	15.21	-	28.35	22.72	-
Tier 4	-	-	30.34	14.45	-	27.58	22.10	-
MassMutual Artistry	-	-	31.39	13.58	-	28.53	22.87	-
MassMutual Transitions®
Custom Plan	-	-	32.17	17.12	-	29.24	23.44	23.47
Package Plan I	-	-	32.17	17.12	-	29.24	23.44	23.47
Package Plan II	-	-	30.99	15.93	-	28.17	22.58	21.84
Package Plan III	-	-	30.18	15.13	-	27.43	21.98	20.74

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	30.18	14.23	-	27.43	21.98	20.60
Tier 2	-	-	28.92	13.20	-	26.28	21.06	19.10
Tier 3	-	-	28.16	12.59	-	25.59	20.51	18.22
Tier 4	-	-	28.92	13.18	-	26.28	21.06	19.07
Tier 5	-	-	27.71	12.22	-	25.19	20.19	17.69
Tier 6	-	-	26.98	11.66	-	24.52	19.65	16.87
Tier 7	-	-	28.61	12.98	-	26.01	20.84	18.79
Tier 8	-	-	27.42	12.02	-	24.92	19.97	17.40
Tier 9	28.54	-	28.01	-	12.18	25.46	20.40	-
Tier 10	31.28	-	29.54	-	13.35	26.85	21.52	-
Tier 11	26.43	-	26.84	-	11.28	24.39	19.55	-
Tier 12	29.54	-	28.31	-	12.61	25.73	20.62	-
Tier 13	24.97	-	25.58	-	10.65	23.25	18.63	-
Tier 14	26.96	-	26.70	-	11.50	24.26	19.45	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	8.62	-	-	-	16.42
Tier 2	-	-	-	9.32	-	-	-	17.75
MassMutual Transitions SelectSM
Tier 1	-	-	31.49	16.21	-	28.62	22.94	25.28
Tier 2	37.15	-	31.49	-	15.65	28.62	22.94	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	21.46	-	10.15	19.47	15.96	-
Tier 2	-	-	20.93	-	9.90	18.99	15.57	-
Tier 3	-	-	21.46	-	10.15	19.47	15.96	-
MassMutual Capital VantageSM
Tier 1	-	19.51	21.38	-	10.11	19.40	15.91	-
Tier 2	-	20.01	21.93	-	10.37	19.89	16.31	-
Tier 3	-	18.89	20.70	-	9.79	18.78	15.40	-
Tier 4	-	19.51	21.38	-	10.11	19.40	15.91	-
Tier 5	-	19.37	21.23	-	10.04	19.26	15.79	-
Tier 6	-	20.01	21.93	-	10.37	19.89	16.31	-
MassMutual Envision VA	-	9.53	10.02	-	8.70	8.70	9.56	-

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

								MML
			MML	MML		MML	MML	Inflation-
	MML	MML	Growth	Growth	MML	Income	Income	Protected
	Global	Global	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	920,467	5,178,459	38,219,057	79,961,488	4,645,429	1,951,517	2,678,446	10,250,624
Identified cost	$6,301,874	$28,795,408	$336,241,968	$698,507,787	$44,385,861	$19,885,451	$26,574,751	$107,100,217
Value	$3,976,417	$19,626,359	$282,056,643	$583,718,861	$37,488,613	$21,115,413	$28,418,315	$88,872,908
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	474
Total assets	3,976,417	19,626,359	282,056,643	583,718,861	37,488,613	21,115,413	28,418,315	88,873,382
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	5	-	-	-	81	224	-	5,847
Payable to Massachusetts Mutual Life Insurance Company	9	18	45	49	24	84	12	-
Total liabilities	14	18	45	49	105	308	12	5,847
NET ASSETS	$3,976,403	$19,626,341	$282,056,598	$583,718,812	$37,488,508	$21,115,105	$28,418,303	$88,867,535
Net Assets:
Accumulation units - value	$3,976,239	$19,626,341	$282,056,598	$583,718,812	$37,485,797	$20,290,576	$28,418,303	$85,946,488
Contracts in payout (annuitization) period	164	-	-	-	2,711	824,529	-	2,921,047
Net assets	$3,976,403	$19,626,341	$282,056,598	$583,718,812	$37,488,508	$21,115,105	$28,418,303	$88,867,535
Outstanding units
Contract owners	244,219	1,108,024	14,041,930	31,477,349	2,829,996	711,659	1,409,280	6,536,201
UNIT VALUE
Panorama Premier	$18.67	$-	$19.79	$-	$16.42	$33.14	$-	$14.16
Panorama Passage®
Tier 1	18.04	-	19.52	-	16.23	25.45	-	13.92
Tier 2	17.48	-	19.06	-	15.91	24.66	-	13.49
Tier 3	19.12	-	20.26	-	16.75	26.98	-	14.62
Tier 4	18.16	-	19.49	-	16.21	25.63	-	13.89
MassMutual Artistry	13.47	-	20.45	-	16.88	24.33	-	14.79
MassMutual Transitions®
Custom Plan	-	-	21.16	-	17.38	32.82	-	15.48
Package Plan I	-	-	21.16	-	17.38	32.82	-	15.48
Package Plan II	-	-	20.08	-	16.63	30.54	-	14.45
Package Plan III	-	-	19.35	-	16.11	29.01	-	13.75

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

								MML
			MML	MML		MML	MML	Inflation-
	MML	MML	Growth	Growth	MML	Income	Income	Protected
	Global	Global	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	19.35	-	16.11	26.26	-	12.89
Tier 2	-	-	18.22	-	15.31	24.35	-	11.96
Tier 3	-	-	17.56	-	14.84	23.23	-	11.41
Tier 4	-	-	18.22	-	15.31	24.31	-	11.94
Tier 5	-	-	17.17	-	14.56	22.55	-	11.07
Tier 6	-	-	16.54	-	14.10	21.51	-	10.56
Tier 7	-	-	17.95	-	15.12	23.96	-	11.77
Tier 8	-	-	16.91	-	14.37	22.18	-	10.89
Tier 9	-	17.71	-	16.84	14.74	-	22.47	-
Tier 10	-	19.40	-	18.15	15.71	-	24.62	-
Tier 11	-	16.39	-	15.87	14.02	-	20.80	-
Tier 12	-	18.33	-	17.14	14.93	-	23.25	-
Tier 13	-	15.49	-	14.99	13.24	-	19.65	-
Tier 14	-	16.72	-	15.91	13.93	-	21.22	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	18.61	-	12.36
Tier 2	-	-	-	-	-	20.12	-	13.37
MassMutual Transitions SelectSM
Tier 1	-	-	20.54	-	16.95	29.94	-	13.89
Tier 2	-	24.51	-	19.83	16.95	-	28.90	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	15.10	-	13.52	11.84	-	17.38	-
Tier 2	-	14.72	-	13.18	11.55	-	16.94	-
Tier 3	-	15.10	-	13.52	11.84	-	17.38	-
MassMutual Capital VantageSM
Tier 1	-	15.04	-	13.47	11.80	-	17.31	-
Tier 2	-	15.42	-	13.81	12.10	-	17.75	-
Tier 3	-	14.56	-	13.04	11.42	-	16.76	-
Tier 4	-	15.04	-	13.47	11.80	-	17.31	-
Tier 5	-	14.93	-	13.37	11.71	-	17.19	-
Tier 6	-	15.42	-	13.81	12.10	-	17.75	-
MassMutual Envision VA	-	8.88	-	8.93	9.02	-	9.99	-

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap	Managed	Managed
	and Income	Equity	Allocation	Allocation	Growth	Growth	Bond	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	5,019,211	897,021	588,040	2,180,860	1,147,690	1,937,924	7,205,952	17,148,778
Identified cost	$52,442,824	$8,135,425	$5,425,145	$19,810,464	$12,904,704	$22,147,567	$91,213,774	$215,318,005
Value	$43,115,018	$7,786,142	$5,074,789	$18,624,542	$11,258,834	$17,964,557	$76,378,829	$180,957,381
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	559	-	2	3	-	-	-	3
Total assets	43,115,577	7,786,142	5,074,791	18,624,545	11,258,834	17,964,557	76,378,829	180,957,384
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	-	205	-	4,385	-
Payable to Massachusetts Mutual Life Insurance Company	-	37	-	-	91	10	656	-
Total liabilities	-	37	-	-	296	10	5,041	-
NET ASSETS	$43,115,577	$7,786,105	$5,074,791	$18,624,545	$11,258,538	$17,964,547	$76,373,788	$180,957,384
Net Assets:
Accumulation units - value	$43,111,088	$7,786,105	$5,074,791	$18,624,545	$11,152,953	$17,964,547	$73,788,667	$180,951,966
Contracts in payout (annuitization) period	4,489	-	-	-	105,585	-	2,585,121	5,418
Net assets	$43,115,577	$7,786,105	$5,074,791	$18,624,545	$11,258,538	$17,964,547	$76,373,788	$180,957,384
Outstanding units
Contract owners	3,725,815	700,551	570,961	2,102,879	386,186	973,248	5,208,236	14,965,961
UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$23.48	$-	$-	$11.83
Panorama Passage®
Tier 1	-	-	-	-	23.63	-	17.94	-
Tier 2	-	-	-	-	22.90	-	17.39	-
Tier 3	-	-	-	-	25.04	-	19.01	-
Tier 4	-	-	-	-	23.79	-	18.07	-
MassMutual Artistry	-	10.40	-	-	19.44	-	18.30	-
MassMutual Transitions®
Custom Plan	-	10.61	-	-	33.90	-	16.96	-
Package Plan I	-	10.61	-	-	33.90	-	16.96	-
Package Plan II	-	10.29	-	-	31.54	-	15.79	-
Package Plan III	-	10.07	-	-	29.96	-	14.99	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap	Managed	Managed
	and Income	Equity	Allocation	Allocation	Growth	Growth	Bond	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	10.07	-	-	28.36	-	13.46	-
Tier 2	-	9.73	-	-	26.30	-	12.49	-
Tier 3	-	9.52	-	-	25.09	-	11.91	-
Tier 4	-	9.73	-	-	26.26	-	12.47	-
Tier 5	-	9.39	-	-	24.36	-	11.56	-
Tier 6	-	9.19	-	-	23.24	-	11.03	-
Tier 7	-	9.64	-	-	25.88	-	12.29	-
Tier 8	-	9.31	-	-	23.96	-	11.38	-
Tier 9	11.03	9.48	-	-	-	24.24	-	11.52
Tier 10	12.08	9.90	-	-	-	26.57	-	12.63
Tier 11	10.21	9.15	-	-	-	22.45	-	10.67
Tier 12	11.41	9.56	-	-	-	25.09	-	11.92
Tier 13	9.64	8.80	-	-	-	21.21	-	10.08
Tier 14	10.42	9.11	-	-	-	22.90	-	10.88
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	24.74	-	12.44	-
Tier 2	-	-	-	-	26.74	-	13.45	-
MassMutual Transitions SelectSM
Tier 1	-	10.42	-	-	35.53	-	14.55	-
Tier 2	13.40	10.42	-	-	-	34.25	-	14.04
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.50	11.29	-	-	-	17.37	-	9.54
Tier 2	10.24	11.01	-	-	-	16.94	-	9.30
Tier 3	10.50	11.29	-	-	-	17.37	-	9.54
MassMutual Capital VantageSM
Tier 1	10.47	11.25	-	-	-	17.31	-	9.50
Tier 2	10.73	11.54	-	-	-	17.75	-	9.75
Tier 3	10.13	10.90	-	-	-	16.76	-	9.20
Tier 4	10.47	11.25	-	-	-	17.31	-	9.50
Tier 5	10.39	11.17	-	-	-	17.19	-	9.44
Tier 6	10.73	11.54	-	-	-	17.75	-	9.75
MassMutual Envision VA	8.86	8.79	8.89	8.86	-	8.15	-	8.74

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML					MML	MML
	Managed	Managed	MML	MML	MML	MML	Moderate	Moderate
	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	4,764,921	1,457,991	6,548,963	10,285,123	11,425,084	5,645,744	18,754,731	123,317,424
Identified cost	$60,732,167	$18,183,510	$89,736,868	$130,427,147	$112,945,551	$55,986,065	$191,178,757	$1,247,631,382
Value	$63,501,642	$19,279,864	$57,565,382	$81,046,771	$104,768,021	$50,303,576	$161,103,136	$1,044,498,584
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	51
Total assets	63,501,642	19,279,864	57,565,382	81,046,771	104,768,021	50,303,576	161,103,136	1,044,498,635
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	1,974	-	2,886	-	4,832	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	103	6	172	18	126	22	62	-
Total liabilities	2,077	6	3,058	18	4,958	22	62	-
NET ASSETS	$63,499,565	$19,279,858	$57,562,324	$81,046,753	$104,763,063	$50,303,554	$161,103,074	$1,044,498,635
Net Assets:
Accumulation units - value	$61,236,093	$19,279,858	$56,412,979	$81,046,753	$101,553,654	$50,303,554	$161,103,074	$1,044,486,230
Contracts in payout (annuitization) period	2,263,472	-	1,149,345	-	3,209,409	-	-	12,405
Net assets	$63,499,565	$19,279,858	$57,562,324	$81,046,753	$104,763,063	$50,303,554	$161,103,074	$1,044,498,635
Outstanding units
Contract owners	3,697,357	1,298,703	1,136,273	3,733,478	2,437,354	2,207,545	8,783,827	64,409,744
UNIT VALUE
Panorama Premier	$15.70	$-	$85.24	$-	$53.55	$-	$17.97	$-
Panorama Passage®
Tier 1	15.38	-	63.01	-	56.60	-	17.73	-
Tier 2	14.91	-	61.06	-	54.84	-	17.31	-
Tier 3	16.28	-	66.78	-	59.98	-	18.40	-
Tier 4	15.47	-	63.45	-	56.99	-	17.70	-
MassMutual Artistry	16.36	-	51.28	-	60.96	-	18.57	-
MassMutual Transitions®
Custom Plan	20.63	-	58.31	-	49.48	-	19.21	-
Package Plan I	20.63	-	58.31	-	49.48	-	19.21	-
Package Plan II	19.20	-	54.25	-	46.04	-	18.24	-
Package Plan III	18.23	-	51.53	-	43.73	-	17.57	-

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML					MML	MML
	Managed	Managed	MML	MML	MML	MML	Moderate	Moderate
	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	15.85	-	34.13	-	38.24	-	17.57	-
Tier 2	14.70	-	31.93	-	35.47	-	16.55	-
Tier 3	14.02	-	30.62	-	33.84	-	15.94	-
Tier 4	14.67	-	31.93	-	35.41	-	16.55	-
Tier 5	13.61	-	29.87	-	32.84	-	15.59	-
Tier 6	12.98	-	28.65	-	31.33	-	15.02	-
Tier 7	14.46	-	31.41	-	34.90	-	16.30	-
Tier 8	13.39	-	29.38	-	32.31	-	15.36	-
Tier 9	-	13.56	-	29.46	-	32.72	-	15.29
Tier 10	-	14.86	-	32.01	-	35.86	-	16.47
Tier 11	-	12.55	-	27.56	-	30.29	-	14.40
Tier 12	-	14.03	-	30.23	-	33.86	-	15.56
Tier 13	-	11.86	-	26.04	-	28.62	-	13.60
Tier 14	-	12.81	-	27.83	-	30.90	-	14.44
MassMutual RetireEase SelectSM
Tier 1	11.49	-	29.33	-	26.45	-	-	-
Tier 2	12.42	-	31.70	-	28.59	-	-	-
MassMutual Transitions SelectSM
Tier 1	18.18	-	36.48	-	42.46	-	18.65	-
Tier 2	-	17.54	-	35.21	-	40.96	-	18.00
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	11.32	-	16.29	-	16.83	-	12.56
Tier 2	-	11.04	-	15.89	-	16.42	-	12.25
Tier 3	-	11.32	-	16.29	-	16.83	-	12.56
MassMutual Capital VantageSM
Tier 1	-	11.28	-	16.23	-	16.77	-	12.51
Tier 2	-	11.57	-	16.65	-	17.20	-	12.83
Tier 3	-	10.93	-	15.72	-	16.24	-	12.12
Tier 4	-	11.28	-	16.23	-	16.77	-	12.51
Tier 5	-	11.20	-	16.12	-	16.65	-	12.42
Tier 6	-	11.57	-	16.65	-	17.20	-	12.83
MassMutual Envision VA	-	9.16	-	8.78	-	9.80	-	8.92

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML	MML	MML	MML	MML	MML
	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap
	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	3,404,768	2,280,533	2,583,598	7,173,002	3,133,678	3,505,709	8,156,742	2,690,411
Identified cost	$32,424,831	$21,620,486	$24,827,098	$86,146,575	$35,025,892	$35,752,733	$77,551,618	$28,309,073
Value	$29,349,102	$21,415,335	$23,617,333	$60,416,682	$22,649,931	$23,768,708	$72,431,865	$23,433,481
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	29,349,102	21,415,335	23,617,333	60,416,682	22,649,931	23,768,708	72,431,865	23,433,481
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	67	2,384	-	3,182	-	-	2,140	-
Payable to Massachusetts Mutual Life Insurance Company	40	135	1	127	11	24	78	6
Total liabilities	107	2,519	1	3,309	11	24	2,218	6
NET ASSETS	$29,348,995	$21,412,816	$23,617,332	$60,413,373	$22,649,920	$23,768,684	$72,429,647	$23,433,475
Net Assets:
Accumulation units - value	$29,346,772	$21,154,104	$23,617,332	$58,115,669	$22,649,920	$23,768,684	$69,823,218	$23,433,475
Contracts in payout (annuitization) period	2,223	258,712	-	2,297,704	-	-	2,606,429	-
Net assets	$29,348,995	$21,412,816	$23,617,332	$60,413,373	$22,649,920	$23,768,684	$72,429,647	$23,433,475
Outstanding units
Contract owners	3,030,930	549,032	1,141,426	1,511,703	1,026,472	1,202,832	2,306,713	1,200,173
UNIT VALUE
Panorama Premier	$9.84	$46.84	$-	$49.08	$-	$-	$40.82	$-
Panorama Passage®
Tier 1	9.73	42.09	-	43.25	-	-	40.11	-
Tier 2	9.54	40.78	-	41.91	-	-	38.86	-
Tier 3	10.05	44.61	-	45.84	-	-	42.13	-
Tier 4	9.72	42.38	-	43.55	-	-	40.03	-
MassMutual Artistry	10.12	41.00	-	31.17	-	34.78	42.63	-
MassMutual Transitions®
Custom Plan	10.42	40.01	-	48.69	-	-	44.60	-
Package Plan I	10.42	40.01	-	48.69	-	-	44.60	-
Package Plan II	9.97	37.23	-	45.30	-	-	41.63	-
Package Plan III	9.66	35.36	-	43.03	-	-	39.64	-

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML	MML	MML	MML	MML	MML
	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap
	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	9.66	31.13	-	35.59	-	33.06	28.46	-
Tier 2	9.18	28.87	-	33.01	-	31.31	26.39	-
Tier 3	8.90	27.54	-	31.49	-	30.25	25.18	-
Tier 4	9.18	28.82	-	32.95	-	31.31	26.35	-
Tier 5	8.73	26.73	-	30.56	-	29.64	24.44	-
Tier 6	8.46	25.50	-	29.16	-	28.64	23.31	-
Tier 7	9.07	28.40	-	32.47	-	30.88	25.96	-
Tier 8	8.62	26.30	-	30.07	-	29.24	24.04	-
Tier 9	8.84	-	26.58	-	30.44	30.05	-	24.34
Tier 10	9.42	-	29.14	-	33.37	32.17	-	26.68
Tier 11	8.40	-	24.62	-	28.19	28.45	-	22.54
Tier 12	8.95	-	27.52	-	31.51	30.46	-	25.20
Tier 13	7.94	-	23.25	-	26.63	26.87	-	21.29
Tier 14	8.35	-	25.11	-	28.76	28.38	-	22.99
MassMutual RetireEase SelectSM
Tier 1	-	23.40	-	24.93	-	-	18.64	-
Tier 2	-	25.30	-	26.95	-	-	20.16	-
MassMutual Transitions SelectSM
Tier 1	10.16	36.95	-	43.89	-	34.92	31.49	-
Tier 2	10.16	-	35.59	-	42.34	34.92	-	30.38
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.45	-	17.07	-	17.30	16.16	-	15.07
Tier 2	9.21	-	16.64	-	16.88	15.76	-	14.70
Tier 3	9.45	-	17.07	-	17.30	16.16	-	15.07
MassMutual Capital VantageSM
Tier 1	9.41	-	17.00	-	17.24	16.11	-	15.02
Tier 2	9.65	-	17.44	-	17.68	16.51	-	15.40
Tier 3	9.11	-	16.46	-	16.69	15.59	-	14.54
Tier 4	9.41	-	17.00	-	17.24	16.11	-	15.02
Tier 5	9.35	-	16.88	-	17.12	15.99	-	14.91
Tier 6	9.65	-	17.44	-	17.68	16.51	-	15.40
MassMutual Envision VA	9.30	-	9.08	8.67	-	8.83	-	8.81

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML					PIMCO		VY®
	Strategic	MML	MML		MML U.S.	Commodity		CBRE
	Emerging	Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
	Markets	Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,274,334	3,202,475	2,734,807	4,154,121	131,310,064	1,297,499	86,202	974,972
Identified cost	$19,296,319	$47,199,487	$50,265,882	$44,128,977	$131,309,186	$9,856,828	$845,669	$10,575,755
Value	$10,939,546	$55,242,687	$46,573,771	$35,974,687	$131,310,062	$9,095,469	$835,295	$9,135,486
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	11	-	458	-	9	-
Total assets	10,939,546	55,242,687	46,573,782	35,974,687	131,310,520	9,095,469	835,304	9,135,486
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	5,100	-	-	4,650	79	-	55
Payable to Massachusetts Mutual Life Insurance Company	17	213	-	6	-	123	-	49
Total liabilities	17	5,313	-	6	4,650	202	-	104
NET ASSETS	$10,939,529	$55,237,374	$46,573,782	$35,974,681	$131,305,870	$9,095,267	$835,304	$9,135,382
Net Assets:
Accumulation units - value	$10,939,529	$54,902,173	$46,573,782	$35,974,681	$130,568,873	$8,824,912	$835,304	$8,704,399
Contracts in payout (annuitization) period	-	335,201	-	-	736,997	270,355	-	430,983
Net assets	$10,939,529	$55,237,374	$46,573,782	$35,974,681	$131,305,870	$9,095,267	$835,304	$9,135,382
Outstanding units
Contract owners	1,048,803	1,502,553	2,287,275	3,801,490	14,291,056	1,187,713	89,638	599,231
UNIT VALUE
Panorama Premier	$-	$37.10	$-	$9.60	$8.69	$7.52	$-	$15.07
Panorama Passage®
Tier 1	-	36.45	-	9.51	8.57	7.41	-	14.85
Tier 2	-	35.32	-	9.35	8.37	7.21	-	14.46
Tier 3	-	38.28	-	9.77	8.90	7.72	-	15.48
Tier 4	-	36.37	-	9.50	8.56	7.39	-	14.82
MassMutual Artistry	12.44	38.74	-	9.83	8.98	7.80	-	15.64
MassMutual Transitions®
Custom Plan	-	40.53	-	10.07	9.29	8.10	-	16.25
Package Plan I	-	40.53	-	10.07	9.29	8.10	-	16.25
Package Plan II	-	37.83	-	9.70	8.82	7.65	-	15.33
Package Plan III	-	36.02	-	9.45	8.50	7.33	-	14.70

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML					PIMCO		VY®
	Strategic	MML	MML		MML U.S.	Commodity		CBRE
	Emerging	Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
	Markets	Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	9.63	27.51	-	9.45	8.50	7.33	-	14.70
Tier 2	9.09	25.51	-	9.05	8.00	6.86	-	13.75
Tier 3	8.77	24.34	-	8.81	7.71	6.58	-	13.19
Tier 4	9.09	25.47	-	9.05	8.00	6.86	-	13.75
Tier 5	8.58	23.63	-	8.68	7.54	6.42	-	12.86
Tier 6	8.28	22.54	-	8.45	7.26	6.15	-	12.34
Tier 7	8.96	25.10	-	8.96	7.88	6.75	-	13.52
Tier 8	8.46	23.24	-	8.58	7.43	6.31	-	12.65
Tier 9	8.71	-	23.53	8.77	7.66	6.56	-	13.14
Tier 10	9.35	-	25.79	9.25	8.26	7.12	-	14.28
Tier 11	8.22	-	21.79	8.40	7.22	6.13	-	12.30
Tier 12	8.83	-	24.35	8.86	7.80	6.73	-	13.49
Tier 13	7.77	-	20.58	8.01	6.82	5.79	-	11.61
Tier 14	8.23	-	22.23	8.36	7.24	6.19	-	12.42
MassMutual RetireEase SelectSM
Tier 1	-	21.46	-	-	8.72	7.38	-	11.82
Tier 2	-	23.20	-	-	9.07	7.98	-	12.77
MassMutual Transitions SelectSM
Tier 1	10.19	31.70	-	9.86	9.02	7.84	-	15.71
Tier 2	10.19	-	30.58	9.86	9.02	7.84	-	15.71
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	8.61	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	8.97	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.60	-	18.02	9.36	9.57	-	-	-
Tier 2	10.33	-	17.57	9.13	9.33	-	-	-
Tier 3	10.60	-	18.02	9.36	9.57	-	-	-
MassMutual Capital VantageSM
Tier 1	10.56	-	17.96	9.33	9.53	-	-	-
Tier 2	10.83	-	18.41	9.56	9.78	-	-	-
Tier 3	10.22	-	17.39	9.03	9.23	-	-	-
Tier 4	10.56	-	17.96	9.33	9.53	-	-	-
Tier 5	10.48	-	17.83	9.26	9.47	-	-	-
Tier 6	10.83	-	18.41	9.56	9.78	-	-	-
MassMutual Envision VA	7.79	9.08	-	8.77	10.01	-	9.32	-

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
Investment income
Dividends	$320,512	$179,708	$950,970	$563,283	$-	$1,940	$7,277	$-
Expenses
Mortality and expense risk fee and administrative charges	170,295	148,246	2,361,541	2,757,795	2,611	1,194	1,160	256,255
Net Investment income (loss)	150,217	31,462	(1,410,571)	(2,194,512)	(2,611)	746	6,117	(256,255)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	28,994	(82,769)	8,181,837	6,018,068	(1,485)	(1,144)	(963)	(269,507)
Realized gain distribution	5,391	905,928	9,053,292	10,647,705	-	-	-	4,027,371
Realized gain (loss)	34,385	823,159	17,235,129	16,665,773	(1,485)	(1,144)	(963)	3,757,864
Change in net unrealized appreciation/depreciation of investments	(3,156,743)	(2,946,196)	(82,508,846)	(90,565,756)	2,501	(30,728)	(8,854)	(11,532,497)
Net gain (loss) on investments	(3,122,358)	(2,123,037)	(65,273,717)	(73,899,983)	1,016	(31,872)	(9,817)	(7,774,633)
Net increase (decrease) in net assets resulting from operations	(2,972,141)	(2,091,575)	(66,684,288)	(76,094,495)	(1,595)	(31,126)	(3,700)	(8,030,888)
Capital transactions:
Transfers of net premiums	1,698,829	592,631	1,251,792	9,772,320	461,484	182,862	214,580	195,720
Transfers due to death benefits	(33,215)	(95,423)	(2,344,813)	(1,432,762)	(4,198)	(3,795)	-	(104,352)
Transfers due to annuity benefit payments	-	-	(680,190)	(409)	-	-	-	(73,728)
Transfers due to withdrawal of funds	(553,451)	(897,868)	(17,623,733)	(18,120,816)	(601)	(291)	(219)	(1,386,146)
Transfers due to loans, net of repayments	-	-	(11,411)	-	-	-	-	(4,339)
Transfers due to cost of insurance	-	2,639	(480,267)	(152,366)	-	-	-	(84,985)
Transfers due to contingent deferred sales charges	-	(628)	(1,033)	(5,558)	(936)	(389)	(1,063)	(218)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	122,880	42	-	-	-	27,512
Transfers between Sub-Accounts and to/from General Account	(245,515)	17,771	3,989,314	(1,353,734)	(7,127)	4,964	(8,455)	1,021,878
Net increase (decrease) in net assets resulting from capital transactions	866,648	(380,878)	(15,777,461)	(11,293,283)	448,622	183,351	204,843	(408,658)
Total increase (decrease)	(2,105,493)	(2,472,453)	(82,461,749)	(87,387,778)	447,027	152,225	201,143	(8,439,546)
NET ASSETS, at beginning of the year	18,530,683	13,346,595	250,765,962	279,055,343	-	-	-	28,738,025
NET ASSETS, at end of the year	$16,425,190	$10,874,142	$168,304,213	$191,667,565	$447,027	$152,225	$201,143	$20,298,479

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Capital	Capital	Conservative	Conservative	Core Plus	Discovery	Discovery
	Growth	Appreciation	Appreciation	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
Investment income
Dividends	$-	$-	$-	$79,929	$566	$60,700	$-	$-
Expenses
Mortality and expense risk fee and administrative charges	241,752	1,523,565	122,507	66,742	565	20,118	1,015,239	322,211
Net Investment income (loss)	(241,752)	(1,523,565)	(122,507)	13,187	1	40,582	(1,015,239)	(322,211)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(339,301)	2,207,214	369,000	214,251	402	(4,666)	244,767	(93,794)
Realized gain distribution	3,501,346	42,264,421	3,118,548	435,543	3,740	928	21,561,207	7,714,901
Realized gain (loss)	3,162,045	44,471,635	3,487,548	649,794	4,142	(3,738)	21,805,974	7,621,107
Change in net unrealized appreciation/depreciation of investments	(10,105,086)	(93,017,304)	(7,392,458)	(1,879,814)	(14,325)	(301,045)	(54,795,681)	(18,346,399)
Net gain (loss) on investments	(6,943,041)	(48,545,669)	(3,904,910)	(1,230,020)	(10,183)	(304,783)	(32,989,707)	(10,725,292)
Net increase (decrease) in net assets resulting from operations	(7,184,793)	(50,069,234)	(4,027,417)	(1,216,833)	(10,182)	(264,201)	(34,004,946)	(11,047,503)
Capital transactions:
Transfers of net premiums	523,653	468,903	114,707	8,403	-	-	389,143	1,358,389
Transfers due to death benefits	(251,788)	(1,686,703)	(63,592)	(79,482)	-	(10,439)	(868,892)	(91,024)
Transfers due to annuity benefit payments	-	(313,102)	-	(6,080)	-	(45)	(242,681)	(191)
Transfers due to withdrawal of funds	(1,930,305)	(13,256,465)	(1,463,496)	(333,546)	(1,153)	(77,940)	(8,170,233)	(1,822,620)
Transfers due to loans, net of repayments	-	7,648	-	(235)	-	-	(9,893)	-
Transfers due to cost of insurance	(70,497)	(384,997)	(15,247)	(4,758)	46	-	(266,240)	(11,316)
Transfers due to contingent deferred sales charges	(577)	(436)	-	(49)	-	(28)	(136)	(346)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	44,148	-	529	-	10	35,692	20
Transfers between Sub-Accounts and to/from General Account	1,713,598	7,280,226	(632,089)	(16,793)	-	-	6,805,582	128,577
Net increase (decrease) in net assets resulting from capital transactions	(15,916)	(7,840,778)	(2,059,717)	(432,011)	(1,107)	(88,442)	(2,327,658)	(438,511)
Total increase (decrease)	(7,200,709)	(57,910,012)	(6,087,134)	(1,648,844)	(11,289)	(352,643)	(36,332,604)	(11,486,014)
NET ASSETS, at beginning of the year	26,049,458	161,466,451	13,493,003	6,987,321	56,716	1,772,416	105,647,787	34,332,308
NET ASSETS, at end of the year	$18,848,749	$103,556,439	$7,405,869	$5,338,477	$45,427	$1,419,773	$69,315,183	$22,846,294

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$88,923	$165,443	$-	$-	$-	$-	$-	$-
Expenses
Mortality and expense risk fee and administrative charges	56,165	138,284	1,587,882	717,701	1,492,984	599,892	108,183	120,049
Net Investment income (loss)	32,758	27,159	(1,587,882)	(717,701)	(1,492,984)	(599,892)	(108,183)	(120,049)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	51,389	92,077	2,676,058	467,643	(6,074,013)	(2,340,498)	5,215	69,809
Realized gain distribution	583,379	1,251,212	22,633,364	9,776,023	-	-	1,265,290	1,357,316
Realized gain (loss)	634,768	1,343,289	25,309,422	10,243,666	(6,074,013)	(2,340,498)	1,270,505	1,427,125
Change in net unrealized appreciation/depreciation of investments	(802,461)	(1,749,671)	(80,778,404)	(34,677,208)	(10,232,913)	(4,356,125)	(2,800,020)	(3,027,263)
Net gain (loss) on investments	(167,693)	(406,382)	(55,468,982)	(24,433,542)	(16,306,926)	(6,696,623)	(1,529,515)	(1,600,138)
Net increase (decrease) in net assets resulting from operations	(134,935)	(379,223)	(57,056,864)	(25,151,243)	(17,799,910)	(7,296,515)	(1,637,698)	(1,720,187)
Capital transactions:
Transfers of net premiums	82,504	207,911	820,458	1,324,053	660,589	652,640	122,963	142,016
Transfers due to death benefits	(73,015)	(8,473)	(1,714,520)	(197,068)	(1,902,074)	(503,591)	(126,244)	(56,901)
Transfers due to annuity benefit payments	(18,401)	-	(322,198)	(412)	(331,195)	-	(41,064)	-
Transfers due to withdrawal of funds	(269,885)	(2,015,348)	(12,764,595)	(6,379,593)	(12,200,177)	(4,279,835)	(762,707)	(1,365,653)
Transfers due to loans, net of repayments	(7,276)	-	9,864	-	682	-	4,199	-
Transfers due to cost of insurance	(8,672)	(3,965)	(322,603)	(127,030)	(481,356)	(294,741)	(9,547)	(12,934)
Transfers due to contingent deferred sales charges	(3)	-	(611)	(94)	(451)	-	(176)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,252	-	73,696	43	58,221	-	10,694	-
Transfers between Sub-Accounts and to/from General Account	110,250	343,749	11,145,889	2,483,654	(5,810,127)	(2,698,820)	35,897	(42,685)
Net increase (decrease) in net assets resulting from capital transactions	(181,246)	(1,476,126)	(3,074,620)	(2,896,447)	(20,005,888)	(7,124,347)	(765,985)	(1,336,157)
Total increase (decrease)	(316,181)	(1,855,349)	(60,131,484)	(28,047,690)	(37,805,798)	(14,420,862)	(2,403,683)	(3,056,344)
NET ASSETS, at beginning of the year	4,919,882	11,345,055	176,055,227	77,475,203	143,423,120	57,328,981	11,396,798	11,700,675
NET ASSETS, at end of the year	$4,603,701	$9,489,706	$115,923,743	$49,427,513	$105,617,322	$42,908,119	$8,993,115	$8,644,331

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	Janus Henderson Global Technology and Innovation Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
Investment income
Dividends	$435,222	$231,685	$-	$-	$85,981	$-	$587,102	$1,423,938
Expenses
Mortality and expense risk fee and administrative charges	337,050	262,495	79,194	113,307	72,458	1,494	344,553	965,479
Net Investment income (loss)	98,172	(30,810)	(79,194)	(113,307)	13,523	(1,494)	242,549	458,459
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(108,049)	(337,549)	207,322	(326,480)	-	(4,731)	210,985	(1,458,792)
Realized gain distribution	11,217,934	8,051,790	2,503,407	3,389,938	-	22,771	3,975,094	11,286,908
Realized gain (loss)	11,109,885	7,714,241	2,710,729	3,063,458	-	18,040	4,186,079	9,828,116
Change in net unrealized appreciation/depreciation of investments	(18,859,727)	(13,170,083)	(6,518,315)	(7,963,463)	-	(52,224)	(10,319,199)	(26,573,983)
Net gain (loss) on investments	(7,749,842)	(5,455,842)	(3,807,586)	(4,900,005)	-	(34,184)	(6,133,120)	(16,745,867)
Net increase (decrease) in net assets resulting from operations	(7,651,670)	(5,486,652)	(3,886,780)	(5,013,312)	13,523	(35,678)	(5,890,571)	(16,287,408)
Capital transactions:
Transfers of net premiums	95,091	577,796	125,143	70,220	113,229	277,453	529,391	1,502,980
Transfers due to death benefits	(424,954)	(62,055)	(157,069)	(62,194)	(25,747)	-	(234,782)	(44,841)
Transfers due to annuity benefit payments	(20,387)	-	(20,140)	(184)	(8,132)	-	-	-
Transfers due to withdrawal of funds	(1,853,203)	(1,859,977)	(480,941)	(1,167,284)	(626,152)	(275)	(4,220,255)	(10,815,755)
Transfers due to loans, net of repayments	(3,851)	-	154	-	133	-	(8,306)	-
Transfers due to cost of insurance	(20,923)	(2,542)	(8,661)	(3,116)	23,089	-	(92,688)	(92,676)
Transfers due to contingent deferred sales charges	(343)	-	(93)	-	(149)	(547)	(5)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	934	-	8,975	19	1,887	-	-	-
Transfers between Sub-Accounts and to/from General Account	(440,303)	(530,438)	(4,996)	(122,803)	1,397,356	3,776	53,868	(842,632)
Net increase (decrease) in net assets resulting from capital transactions	(2,667,939)	(1,877,216)	(537,628)	(1,285,342)	875,514	280,407	(3,972,777)	(10,292,924)
Total increase (decrease)	(10,319,609)	(7,363,868)	(4,424,408)	(6,298,654)	889,037	244,729	(9,863,348)	(26,580,332)
NET ASSETS, at beginning of the year	37,181,449	26,323,196	9,838,777	12,810,416	5,812,814	-	36,316,920	95,058,178
NET ASSETS, at end of the year	$26,861,840	$18,959,328	$5,414,369	$6,511,762	$6,701,851	$244,729	$26,453,572	$68,477,846

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$16,292,698	$938,241	$7,469,097	$2,357,662	$10,095,633	$773,236	$2,126,739	$-
Expenses
Mortality and expense risk fee and administrative charges	9,997,557	2,752,809	490,764	853,829	3,875,238	693,771	2,399,426	548,391
Net Investment income (loss)	6,295,141	(1,814,568)	6,978,333	1,503,833	6,220,395	79,465	(272,687)	(548,391)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(11,274,379)	4,181,111	(19,713,164)	(512,630)	(5,266,691)	(1,475,511)	(6,106,369)	190,183
Realized gain distribution	50,493,008	48,180,028	1,038,955	4,593,925	21,485,501	1,035,412	3,532,153	8,224,405
Realized gain (loss)	39,218,629	52,361,139	(18,674,209)	4,081,295	16,218,810	(440,099)	(2,574,216)	8,414,588
Change in net unrealized appreciation/depreciation of investments	(178,198,783)	(137,680,141)	(3,430,385)	(17,723,177)	(79,262,906)	(11,414,506)	(36,424,621)	(33,927,687)
Net gain (loss) on investments	(138,980,154)	(85,319,002)	(22,104,594)	(13,641,882)	(63,044,096)	(11,854,605)	(38,998,837)	(25,513,099)
Net increase (decrease) in net assets resulting from operations	(132,685,013)	(87,133,570)	(15,126,261)	(12,138,049)	(56,823,701)	(11,775,140)	(39,271,524)	(26,061,490)
Capital transactions:
Transfers of net premiums	14,724,366	10,520,931	878,369	536,870	8,035,321	394,293	13,607,936	314,456
Transfers due to death benefits	(5,137,564)	(1,495,031)	(234,432)	(745,021)	(3,213,335)	(682,408)	(1,427,476)	(363,818)
Transfers due to annuity benefit payments	(36,194)	(21,427)	-	-	(8,186)	(213,240)	-	(94,703)
Transfers due to withdrawal of funds	(91,370,924)	(20,695,044)	(3,043,411)	(7,082,083)	(37,134,145)	(5,147,904)	(12,776,660)	(3,826,384)
Transfers due to loans, net of repayments	12,554	(1,626)	1,972	4,205	-	(8,861)	-	(13,951)
Transfers due to cost of insurance	(5,565,329)	(413,955)	(204,303)	(471,409)	(1,252,274)	(62,294)	(42,804)	(59,283)
Transfers due to contingent deferred sales charges	(16,616)	(8,187)	(841)	-	-	(741)	(2,476)	(385)
Transfers due to net charge (credit) to annuitant mortality fluctuation	7,132	2,357	-	-	804	40,192	-	30,206
Transfers between Sub-Accounts and to/from General Account	(6,227,813)	3,741,160	(39,863,815)	(425,722)	(5,332,079)	(228,539)	(4,863,694)	159,913
Net increase (decrease) in net assets resulting from capital transactions	(93,610,388)	(8,370,822)	(42,466,461)	(8,183,160)	(38,903,894)	(5,909,502)	(5,505,174)	(3,853,949)
Total increase (decrease)	(226,295,401)	(95,504,392)	(57,592,722)	(20,321,209)	(95,727,595)	(17,684,642)	(44,776,698)	(29,915,439)
NET ASSETS, at beginning of the year	919,106,679	282,628,214	57,592,722	78,951,185	363,104,191	68,982,917	217,290,953	66,935,027
NET ASSETS, at end of the year	$692,811,278	$187,123,822	$-	$58,629,976	$267,376,596	$51,298,275	$172,514,255	$37,019,588

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$-	$2,193,895	$9,438,491	$445,452	$371,569	$1,250,749	$2,092,308	$1,245,550
Expenses
Mortality and expense risk fee and administrative charges	1,839,523	699,395	3,419,660	149,876	285,407	1,181,581	1,556,637	1,051,021
Net Investment income (loss)	(1,839,523)	1,494,500	6,018,831	295,576	86,162	69,168	535,671	194,529
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,232,177)	(591,943)	(4,217,391)	(153,673)	357,380	(11,168)	1,008,497	(570,411)
Realized gain distribution	27,920,807	4,624,225	21,589,285	-	2,483,756	10,101,366	16,328,982	11,451,665
Realized gain (loss)	23,688,630	4,032,282	17,371,894	(153,673)	2,841,136	10,090,198	17,337,479	10,881,254
Change in net unrealized appreciation/depreciation of investments	(103,168,053)	(15,805,406)	(72,053,206)	(2,244,985)	(4,427,572)	(16,584,726)	(24,040,052)	(15,423,353)
Net gain (loss) on investments	(79,479,423)	(11,773,124)	(54,681,312)	(2,398,658)	(1,586,436)	(6,494,528)	(6,702,573)	(4,542,099)
Net increase (decrease) in net assets resulting from operations	(81,318,946)	(10,278,624)	(48,662,481)	(2,103,082)	(1,500,274)	(6,425,360)	(6,166,902)	(4,347,570)
Capital transactions:
Transfers of net premiums	5,737,759	938,395	3,048,920	1,197,859	237,774	2,460,298	636,870	2,185,476
Transfers due to death benefits	(890,897)	(1,436,013)	(4,145,456)	(92,068)	(172,362)	(980,439)	(1,650,240)	(505,839)
Transfers due to annuity benefit payments	(517)	(15,449)	(2,888)	-	(67,528)	-	(362,440)	(610)
Transfers due to withdrawal of funds	(10,517,008)	(5,713,904)	(36,917,918)	(618,990)	(1,767,949)	(9,972,143)	(12,959,583)	(7,812,330)
Transfers due to loans, net of repayments	-	357	-	-	6,803	-	3,424	-
Transfers due to cost of insurance	(51,297)	(422,114)	(1,142,599)	-	(52,631)	(308,806)	(424,915)	(384,734)
Transfers due to contingent deferred sales charges	(9,018)	(9)	(200)	(2,267)	(158)	(199)	(222)	(1,675)
Transfers due to net charge (credit) to annuitant mortality fluctuation	53	3,119	(11,579)	-	33,902	-	89,591	62
Transfers between Sub-Accounts and to/from General Account	(255,553)	2,033,996	6,212,807	(62,687)	428,163	(2,543,995)	(11,815,196)	666,121
Net increase (decrease) in net assets resulting from capital transactions	(5,986,478)	(4,611,622)	(32,958,913)	421,847	(1,353,986)	(11,345,284)	(26,482,711)	(5,853,529)
Total increase (decrease)	(87,305,424)	(14,890,246)	(81,621,394)	(1,681,235)	(2,854,260)	(17,770,644)	(32,649,613)	(10,201,099)
NET ASSETS, at beginning of the year	203,462,318	65,736,943	314,438,147	13,575,976	25,600,018	104,959,878	145,517,882	88,613,015
NET ASSETS, at end of the year	$116,156,894	$50,846,697	$232,816,753	$11,894,741	$22,745,758	$87,189,234	$112,868,269	$78,411,916

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account
	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
Investment income
Dividends	$312,763	$282,087	$9,607	$-	$130,936	$3,468,489	$236,272	$73,760
Expenses
Mortality and expense risk fees and administrative charges	394,588	445,629	14,570	19,978	254,837	1,210,321	88,584	255,297
Net Investment income (loss)	(81,825)	(163,542)	(4,963)	(19,978)	(123,901)	2,258,168	147,688	(181,537)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	588,121	538,021	(391,327)	(53,862)	827,892	(796,212)	(44,738)	(457,468)
Realized gain distribution	1,839,889	2,246,951	-	219,825	1,660,896	6,461,151	479,118	3,456,380
Realized gain (loss)	2,428,010	2,784,972	(391,327)	165,963	2,488,788	5,664,939	434,380	2,998,912
Change in net unrealized appreciation/depreciation of investments	(9,504,297)	(11,119,540)	108,143	(520,198)	(3,697,730)	(24,860,390)	(1,690,038)	(8,057,419)
Net gain (loss) on investments	(7,076,287)	(8,334,568)	(283,184)	(354,235)	(1,208,942)	(19,195,451)	(1,255,658)	(5,058,507)
Net increase (decrease) in net assets resulting from operations	(7,158,112)	(8,498,110)	(288,147)	(374,213)	(1,332,843)	(16,937,283)	(1,107,970)	(5,240,044)
Capital transactions:
Transfers of net premiums	342,363	138,296	152,614	111,285	1,412,105	350,653	33,911	1,503,370
Transfers due to death benefits	(429,799)	(42,297)	(6,574)	(94,805)	(75,414)	(997,738)	(71,914)	(19,125)
Transfers due to annuity benefit payments	(321,722)	-	-	-	-	(320,546)	-	(9,659)
Transfers due to withdrawal of funds	(2,242,436)	(6,329,183)	(419,637)	(248,331)	(1,662,916)	(10,316,763)	(618,001)	(1,522,874)
Transfers due to loans, net of repayments	(39,386)	-	-	-	-	1,779	-	-
Transfers due to cost of insurance	(20,167)	(106,479)	-	-	31	(387,361)	(26,619)	(1,122)
Transfers due to contingent deferred sales charges	(264)	-	(215)	(214)	(1,267)	(48)	(20)	(158)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(95,127)	-	-	-	-	59,354	-	1,740
Transfers between Sub-Accounts and to/from General Account	(249,845)	(1,697,624)	(1,599,775)	(14,262)	1,154,023	2,405,390	2,548,341	48,705
Net increase (decrease) in net assets resulting from capital transactions	(3,056,383)	(8,037,287)	(1,873,587)	(246,327)	826,562	(9,205,280)	1,865,698	877
Total increase (decrease)	(10,214,495)	(16,535,397)	(2,161,734)	(620,540)	(506,281)	(26,142,563)	757,728	(5,239,167)
NET ASSETS, at beginning of the year	38,036,347	46,175,143	2,161,734	2,484,746	22,092,990	115,578,289	8,065,680	23,979,880
NET ASSETS, at end of the year	$27,821,852	$29,639,746	$-	$1,864,206	$21,586,709	$89,435,726	$8,823,408	$18,740,713

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$171,934	$61,331	$67,416	$226,353	$8,230,410	$15,113,854	$3,012,613	$316,198
Expenses
Mortality and expense risk fees and administrative charges	252,383	48,057	52,602	215,115	4,017,053	7,806,650	515,207	256,290
Net Investment income (loss)	(80,449)	13,274	14,814	11,238	4,213,357	7,307,204	2,497,406	59,908
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(580,697)	(241,946)	(167,340)	(1,422,941)	(4,224,664)	(10,584,026)	(1,087,332)	162,190
Realized gain distribution	3,693,954	2,681,213	2,537,527	10,270,001	34,015,506	70,506,702	-	2,407,045
Realized gain (loss)	3,113,257	2,439,267	2,370,187	8,847,060	29,790,842	59,922,676	(1,087,332)	2,569,235
Change in net unrealized appreciation/depreciation of investments	(4,387,722)	(3,390,765)	(3,304,604)	(12,235,088)	(94,165,932)	(189,978,162)	(7,554,326)	(3,013,042)
Net gain (loss) on investments	(1,274,465)	(951,498)	(934,417)	(3,388,028)	(64,375,090)	(130,055,486)	(8,641,658)	(443,807)
Net increase (decrease) in net assets resulting from operations	(1,354,914)	(938,224)	(919,603)	(3,376,790)	(60,161,733)	(122,748,282)	(6,144,252)	(383,899)
Capital transactions:
Transfers of net premiums	1,744,339	9,934	47,682	586,834	3,019,271	12,447,825	1,912,837	184,774
Transfers due to death benefits	(36,064)	(9,980)	(88,816)	(63,604)	(1,949,590)	(4,386,708)	(594,927)	(263,310)
Transfers due to annuity benefit payments	-	(35,242)	(32)	-	-	-	(526)	(93,947)
Transfers due to withdrawal of funds	(1,827,771)	(292,069)	(135,075)	(1,516,864)	(22,768,729)	(61,585,836)	(4,366,581)	(1,270,856)
Transfers due to loans, net of repayments	(567)	-	(13,098)	-	(4,499)	-	(6,809)	(1,373)
Transfers due to cost of insurance	580	(15,977)	-	(45,246)	(4,017,555)	(6,055,687)	3,471	(32,860)
Transfers due to contingent deferred sales charges	(1,199)	-	(105)	(417)	(211)	(8,169)	(194)	(369)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	14,216	5	-	-	-	268	32,355
Transfers between Sub-Accounts and to/from General Account	1,585,735	236,412	107,967	4,580,100	(6,032,187)	2,543,394	(1,388,712)	(521,974)
Net increase (decrease) in net assets resulting from capital transactions	1,465,053	(92,706)	(81,472)	3,540,803	(31,753,500)	(57,045,181)	(4,441,173)	(1,967,560)
Total increase (decrease)	110,139	(1,030,930)	(1,001,075)	164,013	(91,915,233)	(179,793,463)	(10,585,425)	(2,351,459)
NET ASSETS, at beginning of the year	20,520,581	5,128,057	4,977,478	19,462,328	373,971,831	763,512,275	48,073,933	23,466,564
NET ASSETS, at end of the year	$20,630,720	$4,097,127	$3,976,403	$19,626,341	$282,056,598	$583,718,812	$37,488,508	$21,115,105

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML iShares 60/40 Allocation Sub-Account	MML iShares 80/20 Allocation Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)
Investment income
Dividends	$359,104	$2,644,118	$1,162,237	$61,536	$78,194	$254,629	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	371,680	1,363,701	614,274	87,560	38,678	129,739	142,941	260,621
Net Investment income (loss)	(12,576)	1,280,417	547,963	(26,024)	39,516	124,890	(142,941)	(260,621)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(196,524)	(1,054,347)	(412,746)	(231,361)	(12,439)	(78,108)	220,283	(26,054)
Realized gain distribution	3,306,589	7,434,466	3,610,305	374,357	-	-	1,281,549	2,077,210
Realized gain (loss)	3,110,065	6,380,119	3,197,559	142,996	(12,439)	(78,108)	1,501,832	2,051,156
Change in net unrealized appreciation/depreciation of investments	(3,778,763)	(24,621,003)	(11,525,229)	(1,430,412)	(350,356)	(1,185,921)	(6,186,619)	(9,191,691)
Net gain (loss) on investments	(668,698)	(18,240,884)	(8,327,670)	(1,287,416)	(362,795)	(1,264,029)	(4,684,787)	(7,140,535)
Net increase (decrease) in net assets resulting from operations	(681,274)	(16,960,467)	(7,779,707)	(1,313,440)	(323,279)	(1,139,139)	(4,827,728)	(7,401,156)
Capital transactions:
Transfers of net premiums	927,083	512,293	3,846,674	656,848	5,453,085	19,920,614	135,556	1,007,276
Transfers due to death benefits	(392,720)	(2,039,691)	(503,146)	(244,317)	-	(7,546)	(77,601)	(128,139)
Transfers due to annuity benefit payments	-	(335,105)	(521)	-	-	-	(13,439)	-
Transfers due to withdrawal of funds	(2,218,417)	(11,985,993)	(4,762,961)	(530,771)	(25,786)	(30,118)	(1,216,920)	(1,386,466)
Transfers due to loans, net of repayments	-	7,025	-	-	-	-	(12,163)	-
Transfers due to cost of insurance	(34,753)	(397,333)	(140,414)	42	-	-	(13,164)	(5,324)
Transfers due to contingent deferred sales charges	(817)	(30)	(8,707)	(828)	(29,230)	(119,060)	(188)	(1,254)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	59,992	53	-	-	-	3,165	-
Transfers between Sub-Accounts and to/from General Account	(742,522)	(6,902,058)	(531,613)	910,659	1	(206)	(375,337)	(18,476)
Net increase (decrease) in net assets resulting from capital transactions	(2,462,146)	(21,080,900)	(2,100,635)	791,633	5,398,070	19,763,684	(1,570,091)	(532,383)
Total increase (decrease)	(3,143,420)	(38,041,367)	(9,880,342)	(521,807)	5,074,791	18,624,545	(6,397,819)	(7,933,539)
NET ASSETS, at beginning of the year	31,561,723	126,908,902	52,995,919	8,307,912	-	-	17,656,357	25,898,086
NET ASSETS, at end of the year	$28,418,303	$88,867,535	$43,115,577	$7,786,105	$5,074,791	$18,624,545	$11,258,538	$17,964,547

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,643,081	$5,733,205	$343,634	$42,368	$-	$-	$2,304,580	$983,962
Expenses
Mortality and expense risk fees and administrative charges	1,104,941	2,655,542	948,437	284,036	745,201	1,150,475	1,422,450	662,622
Net Investment income (loss)	1,538,140	3,077,663	(604,803)	(241,668)	(745,201)	(1,150,475)	882,130	321,340
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,730,970)	(4,200,113)	2,623,704	438,459	(2,173,501)	(5,806,409)	975,336	(647,679)
Realized gain distribution	884,421	2,134,336	-	-	18,370,371	28,240,385	26,231,679	12,762,372
Realized gain (loss)	(846,549)	(2,065,777)	2,623,704	438,459	16,196,870	22,433,976	27,207,015	12,114,693
Change in net unrealized appreciation/depreciation of investments	(17,144,311)	(40,677,652)	(13,240,592)	(3,566,863)	(37,274,894)	(52,010,720)	(31,282,493)	(14,012,916)
Net gain (loss) on investments	(17,990,860)	(42,743,429)	(10,616,888)	(3,128,404)	(21,078,024)	(29,576,744)	(4,075,478)	(1,898,223)
Net increase (decrease) in net assets resulting from operations	(16,452,720)	(39,665,766)	(11,221,691)	(3,370,072)	(21,823,225)	(30,727,219)	(3,193,348)	(1,576,883)
Capital transactions:
Transfers of net premiums	453,722	3,925,281	293,390	461,564	405,726	2,664,210	560,993	1,872,746
Transfers due to death benefits	(1,667,410)	(1,986,200)	(878,869)	(178,602)	(1,019,913)	(777,425)	(1,350,524)	(345,272)
Transfers due to annuity benefit payments	(261,460)	(624)	(238,968)	-	(142,281)	-	(327,606)	-
Transfers due to withdrawal of funds	(9,786,711)	(27,525,374)	(7,637,371)	(2,677,878)	(4,869,980)	(8,433,913)	(10,720,216)	(5,153,559)
Transfers due to loans, net of repayments	8,575	-	5,913	-	4,526	-	(20,067)	-
Transfers due to cost of insurance	(264,314)	(956,131)	(319,924)	(92,069)	(77,401)	(154,415)	(355,240)	(120,348)
Transfers due to contingent deferred sales charges	(158)	(2,958)	(264)	-	(1,231)	(3,506)	(1,617)	(1,274)
Transfers due to net charge (credit) to annuitant mortality fluctuation	69,116	63	29,708	-	31,899	-	66,023	-
Transfers between Sub-Accounts and to/from General Account	(3,155,468)	(6,743,287)	(7,064,152)	(844,896)	(609,927)	326,437	(12,157,851)	(60,179)
Net increase (decrease) in net assets resulting from capital transactions	(14,604,108)	(33,289,230)	(15,810,537)	(3,331,881)	(6,278,582)	(6,378,612)	(24,306,105)	(3,807,886)
Total increase (decrease)	(31,056,828)	(72,954,996)	(27,032,228)	(6,701,953)	(28,101,807)	(37,105,831)	(27,499,453)	(5,384,769)
NET ASSETS, at beginning of the year	107,430,616	253,912,380	90,531,793	25,981,811	85,664,131	118,152,584	132,262,516	55,688,323
NET ASSETS, at end of the year	$76,373,788	$180,957,384	$63,499,565	$19,279,858	$57,562,324	$81,046,753	$104,763,063	$50,303,554

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$5,839,701	$35,183,820	$924,413	$170,461	$108,874	$-	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	2,242,005	15,240,729	380,086	271,472	317,307	882,645	324,584	327,432
Net Investment income (loss)	3,597,696	19,943,091	544,327	(101,011)	(208,433)	(882,645)	(324,584)	(327,432)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,083,491)	(39,501,884)	(642,556)	653,101	120,647	(4,727,587)	(2,363,800)	(1,878,844)
Realized gain distribution	16,004,361	106,939,391	-	2,853,652	3,044,656	19,915,164	8,085,294	14,125,072
Realized gain (loss)	13,920,870	67,437,507	(642,556)	3,506,753	3,165,303	15,187,577	5,721,494	12,246,228
Change in net unrealized appreciation/depreciation of investments	(50,999,577)	(315,136,382)	(2,978,754)	(8,197,033)	(8,097,183)	(34,947,506)	(13,245,058)	(16,705,438)
Net gain (loss) on investments	(37,078,707)	(247,698,875)	(3,621,310)	(4,690,280)	(4,931,880)	(19,759,929)	(7,523,564)	(4,459,210)
Net increase (decrease) in net assets resulting from operations	(33,481,011)	(227,755,784)	(3,076,983)	(4,791,291)	(5,140,313)	(20,642,574)	(7,848,148)	(4,786,642)
Capital transactions:
Transfers of net premiums	784,269	15,562,400	1,194,786	136,880	634,123	587,092	1,037,911	691,865
Transfers due to death benefits	(643,371)	(9,374,398)	(327,975)	(150,218)	(106,509)	(808,430)	(181,516)	(187,003)
Transfers due to annuity benefit payments	-	(1,054)	(422)	(27,608)	-	(226,745)	-	-
Transfers due to withdrawal of funds	(18,901,719)	(178,329,361)	(4,659,651)	(2,301,600)	(2,116,782)	(7,326,801)	(2,043,108)	(1,893,834)
Transfers due to loans, net of repayments	27,975	-	-	1,312	-	(3,881)	-	1,422
Transfers due to cost of insurance	(1,818,848)	(6,759,388)	61	(24,407)	(20,452)	(263,332)	(44,280)	(21,059)
Transfers due to contingent deferred sales charges	(5)	(6,284)	(1,520)	(373)	(257)	(1,063)	-	(314)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	32	212	11,490	-	38,732	-	-
Transfers between Sub-Accounts and to/from General Account	392,545	(9,837,995)	2,194,637	(639,272)	78,306	1,360,397	(935,587)	74,253
Net increase (decrease) in net assets resulting from capital transactions	(20,159,154)	(188,746,048)	(1,599,872)	(2,993,796)	(1,531,571)	(6,644,031)	(2,166,580)	(1,334,670)
Total increase (decrease)	(53,640,165)	(416,501,832)	(4,676,855)	(7,785,087)	(6,671,884)	(27,286,605)	(10,014,728)	(6,121,312)
NET ASSETS, at beginning of the year	214,743,239	1,461,000,467	34,025,850	29,197,903	30,289,216	87,699,978	32,664,648	29,889,996
NET ASSETS, at end of the year	$161,103,074	$1,044,498,635	$29,348,995	$21,412,816	$23,617,332	$60,413,373	$22,649,920	$23,768,684

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,013,963	$255,938	$-	$353,251	$577,250	$351,727	$524,115	$1,411,465
Expenses
Mortality and expense risk fees and administrative charges	1,030,798	320,170	6,333	146,664	657,155	638,855	494,129	1,241,844
Net Investment income (loss)	(16,835)	(64,232)	(6,333)	206,587	(79,905)	(287,128)	29,986	169,621
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,572,508)	(444,476)	(487,767)	(1,239,663)	5,267,909	1,237,956	(920,383)	374
Realized gain distribution	22,055,964	7,050,264	23,065	3,930,101	8,765,580	7,480,195	-	-
Realized gain (loss)	20,483,456	6,605,788	(464,702)	2,690,438	14,033,489	8,718,151	(920,383)	374
Change in net unrealized appreciation/depreciation of investments	(36,482,132)	(11,583,320)	124,858	(7,222,659)	(26,950,571)	(19,477,341)	(6,323,165)	(373)
Net gain (loss) on investments	(15,998,676)	(4,977,532)	(339,844)	(4,532,221)	(12,917,082)	(10,759,190)	(7,243,548)	1
Net increase (decrease) in net assets resulting from operations	(16,015,511)	(5,041,764)	(346,177)	(4,325,634)	(12,996,987)	(11,046,318)	(7,213,562)	169,622
Capital transactions:
Transfers of net premiums	436,428	1,041,972	18,686	435,284	375,264	1,260,705	2,622,478	6,447,849
Transfers due to death benefits	(964,540)	(95,929)	-	(119,198)	(1,040,060)	(114,248)	(394,394)	(896,021)
Transfers due to annuity benefit payments	(269,122)	-	-	-	(49,900)	-	-	(67,753)
Transfers due to withdrawal of funds	(8,382,824)	(1,621,556)	(152,965)	(862,395)	(4,572,549)	(2,915,616)	(3,820,645)	(39,500,067)
Transfers due to loans, net of repayments	1,571	-	-	(48)	(3,344)	-	(1,457)	(13,312)
Transfers due to cost of insurance	(284,820)	(58,643)	-	(24,237)	(68,396)	(57,055)	1,955	(25,525)
Transfers due to contingent deferred sales charges	(11)	(1,065)	-	(646)	(368)	(408)	(3,357)	(1,454)
Transfers due to net charge (credit) to annuitant mortality fluctuation	56,239	-	-	-	22,317	-	-	21,660
Transfers between Sub-Accounts and to/from General Account	(1,571,522)	(734,038)	(600,792)	485,392	(1,000,924)	(1,513,288)	(2,613,419)	74,399,116
Net increase (decrease) in net assets resulting from capital transactions	(10,978,601)	(1,469,259)	(735,071)	(85,848)	(6,337,960)	(3,339,910)	(4,208,839)	40,364,493
Total increase (decrease)	(26,994,112)	(6,511,023)	(1,081,248)	(4,411,482)	(19,334,947)	(14,386,228)	(11,422,401)	40,534,115
NET ASSETS, at beginning of the year	99,423,759	29,944,498	1,081,248	15,351,011	74,572,321	60,960,010	47,397,082	90,771,755
NET ASSETS, at end of the year	$72,429,647	$23,433,475	$-	$10,939,529	$55,237,374	$46,573,782	$35,974,681	$131,305,870

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	PIMCO		VY®
	Commodity		CBRE
	RealReturn®	PIMCO	Global
	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$2,136,455	$6,683	$324,182
Expenses
Mortality and expense risk fees and administrative charges	126,080	2,027	134,862
Net Investment income (loss)	2,010,375	4,656	189,320
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	760,141	(521)	(190,175)
Realized gain distribution	-	6	555,389
Realized gain (loss)	760,141	(515)	365,214
Change in net unrealized appreciation/depreciation of investments	(2,178,525)	(10,374)	(4,015,670)
Net gain (loss) on investments	(1,418,384)	(10,889)	(3,650,456)
Net increase (decrease) in net assets resulting from operations	591,991	(6,233)	(3,461,136)
Capital transactions:
Transfers of net premiums	144,108	847,627	126,995
Transfers due to death benefits	(111,424)	-	(83,459)
Transfers due to annuity benefit payments	(25,399)	-	(42,494)
Transfers due to withdrawal of funds	(1,368,790)	(891)	(1,101,455)
Transfers due to loans, net of repayments	731	-	1,970
Transfers due to cost of insurance	(43,835)	-	(47,659)
Transfers due to contingent deferred sales charges	(9)	(1,005)	(13)
Transfers due to net charge (credit) to annuitant mortality fluctuation	8,760	-	14,705
Transfers between Sub-Accounts and to/from General Account	1,335,095	(4,194)	103,860
Net increase (decrease) in net assets resulting from capital transactions	(60,763)	841,537	(1,027,550)
Total increase (decrease)	531,228	835,304	(4,488,686)
NET ASSETS, at beginning of the year	8,564,039	-	13,624,068
NET ASSETS, at end of the year	$9,095,267	$835,304	$9,135,382

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$309,862	$208,960	$158,959	$68,352	$-	$-	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	145,110	174,962	3,029,896	3,250,813	325,638	357,812	175,666	2,033,653
Net Investment income (loss)	164,752	33,998	(2,870,937)	(3,182,461)	(325,638)	(357,812)	(175,666)	(2,033,653)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	134,277	317,513	20,301,851	10,790,833	874,283	2,074,600	1,061,733	13,688,546
Realized gain distribution	1,277,624	1,351,183	30,306,876	32,427,089	2,282,264	2,675,267	731,438	8,520,619
Realized gain (loss)	1,411,901	1,668,696	50,608,727	43,217,922	3,156,547	4,749,867	1,793,171	22,209,165
Change in net unrealized appreciation/depreciation of investments	(203,980)	(543,013)	9,985,934	18,649,556	(629,788)	(1,778,381)	928,206	11,306,453
Net gain (loss) on investments	1,207,921	1,125,683	60,594,661	61,867,478	2,526,759	2,971,486	2,721,377	33,515,618
Net increase (decrease) in net assets resulting from operations	1,372,673	1,159,681	57,723,724	58,685,017	2,201,121	2,613,674	2,545,711	31,481,965
Capital transactions:
Transfers of net premiums	8,686,866	624,560	1,520,547	21,575,444	1,027,072	213,437	250,424	719,776
Transfers due to death benefits	-	(68,016)	(2,607,183)	(3,885,190)	(175,848)	(178,739)	(682,414)	(1,872,007)
Transfers due to annuity benefit payments	-	-	(881,962)	(476)	-	(89,787)	-	(374,000)
Transfers due to withdrawal of funds	(465,397)	(1,582,935)	(29,292,232)	(22,245,323)	(2,918,382)	(4,956,714)	(1,470,491)	(19,981,345)
Transfers due to loans, net of repayments	-	-	21,360	-	-	570	-	7,900
Transfers due to cost of insurance	-	2,879	(524,504)	(136,977)	(63,093)	(83,056)	(12,848)	(442,224)
Transfers due to contingent deferred sales charges	-	-	(1,304)	-	-	(320)	-	(543)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	294,074	42	-	5,760	-	85,105
Transfers between Sub-Accounts and to/from General Account	28,307	(60,132)	(12,733,709)	(4,194,893)	141,430	(830,370)	(354,162)	(9,006,725)
Net increase (decrease) in net assets resulting from capital transactions	8,249,776	(1,083,644)	(44,204,913)	(8,887,373)	(1,988,822)	(5,919,219)	(2,269,491)	(30,864,063)
Total increase (decrease)	9,622,449	76,037	13,518,811	49,797,644	212,299	(3,305,545)	276,220	617,902
NET ASSETS, at beginning of the year	8,908,234	13,270,558	237,247,151	229,257,699	25,837,159	32,043,570	13,216,783	160,848,549
NET ASSETS, at end of the year	$18,530,683	$13,346,595	$250,765,962	$279,055,343	$26,049,458	$28,738,025	$13,493,003	$161,466,451

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. VIP Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Investment income
Dividends	$719	$103,998	$38,525	$-	$-	$103,763	$221,575	$-
Expenses
Mortality and expense risk fees and administrative charges	1,010	79,979	24,477	401,573	1,374,102	67,562	152,148	996,507
Net Investment income (loss)	(291)	24,019	14,048	(401,573)	(1,374,102)	36,201	69,427	(996,507)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,511	448,439	42,378	1,415,875	8,428,390	627,399	217,317	3,703,594
Realized gain distribution	2,897	355,569	68,557	3,794,314	11,155,527	18,782	44,518	3,997,510
Realized gain (loss)	15,408	804,008	110,935	5,210,189	19,583,917	646,181	261,835	7,701,104
Change in net unrealized appreciation/depreciation of investments	(8,677)	(191,843)	(181,670)	160,663	(639,758)	279,016	1,437,946	3,315,264
Net gain (loss) on investments	6,731	612,165	(70,735)	5,370,852	18,944,159	925,197	1,699,781	11,016,368
Net increase (decrease) in net assets resulting from operations	6,440	636,184	(56,687)	4,969,279	17,570,057	961,398	1,769,208	10,019,861
Capital transactions:
Transfers of net premiums	-	9,127	-	4,160,138	508,086	80,692	38,796	3,074,569
Transfers due to death benefits	(25,999)	(106,047)	(9,473)	(369,963)	(1,067,066)	(27,077)	(8,092)	(1,652,532)
Transfers due to annuity benefit payments	-	(8,614)	(53)	(250)	(294,933)	(18,753)	-	(553)
Transfers due to withdrawal of funds	(306)	(605,214)	(152,219)	(2,769,333)	(12,991,971)	(2,556,480)	(1,716,446)	(8,655,857)
Transfers due to loans, net of repayments	-	781	-	-	5,825	(1,113)	-	-
Transfers due to cost of insurance	47	(5,875)	-	(7,789)	(301,497)	(7,083)	(1,543)	(158,139)
Transfers due to contingent deferred sales charges	-	(61)	(32)	-	(182)	(4)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	3,240	(14)	22	64,588	(2,819)	-	48
Transfers between Sub-Accounts and to/from General Account	-	2,810	(11,588)	11,271	(4,228,155)	188,696	323,660	(934,022)
Net increase (decrease) in net assets resulting from capital transactions	(26,258)	(709,854)	(173,379)	1,024,096	(18,305,305)	(2,343,942)	(1,363,626)	(8,326,486)
Total increase (decrease)	(19,818)	(73,670)	(230,066)	5,993,375	(735,248)	(1,382,544)	405,582	1,693,375
NET ASSETS, at beginning of the year	76,534	7,060,991	2,002,482	28,338,933	106,383,035	6,302,426	10,939,473	75,781,828
NET ASSETS, at end of the year	$56,716	$6,987,321	$1,772,416	$34,332,308	$105,647,787	$4,919,882	$11,345,055	$77,475,203

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Investment income
Dividends	$-	$2,453,152	$6,763,923	$22,887	$343	$125,873	$243,484	$-
Expenses
Mortality and expense risk fees and administrative charges	2,177,529	721,847	1,822,852	131,104	152,120	300,046	392,327	113,726
Net Investment income (loss)	(2,177,529)	1,731,305	4,941,071	(108,217)	(151,777)	(174,173)	(148,843)	(113,726)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,389,722	(917,165)	(3,260,703)	265,620	500,644	503,919	1,119,791	709,620
Realized gain distribution	8,916,628	-	-	1,190,476	1,318,928	1,430,994	1,984,885	909,703
Realized gain (loss)	21,306,350	(917,165)	(3,260,703)	1,456,096	1,819,572	1,934,913	3,104,676	1,619,323
Change in net unrealized appreciation/depreciation of investments	4,603,483	(3,633,402)	(8,537,122)	(163,899)	(458,441)	3,687,512	5,091,557	(302,449)
Net gain (loss) on investments	25,909,833	(4,550,567)	(11,797,825)	1,292,197	1,361,131	5,622,425	8,196,233	1,316,874
Net increase (decrease) in net assets resulting from operations	23,732,304	(2,819,262)	(6,856,754)	1,183,980	1,209,354	5,448,252	8,047,390	1,203,148
Capital transactions:
Transfers of net premiums	1,275,249	1,818,399	863,961	118,497	286,070	1,783,619	272,774	188,808
Transfers due to death benefits	(1,503,508)	(352,114)	(2,129,583)	(316,896)	(77,502)	(152,291)	(578,277)	(61,939)
Transfers due to annuity benefit payments	(396,781)	-	(352,932)	(49,744)	-	-	(19,538)	(27,171)
Transfers due to withdrawal of funds	(19,177,459)	(5,800,036)	(18,870,935)	(962,418)	(1,891,299)	(2,292,732)	(2,324,248)	(1,020,398)
Transfers due to loans, net of repayments	7,420	-	8,629	3,220	-	-	3,737	2,302
Transfers due to cost of insurance	(362,261)	(255,737)	(469,216)	(11,652)	(10,047)	(1,882)	(27,195)	(11,108)
Transfers due to contingent deferred sales charges	(913)	-	(525)	(203)	-	-	(399)	(109)
Transfers due to net charge (credit) to annuitant mortality fluctuation	118,224	-	62,234	9,840	-	-	2,814	7,004
Transfers between Sub-Accounts and to/from General Account	(4,244,572)	3,620,027	17,043,298	96,348	(230,141)	245,451	(1,240,493)	96,884
Net increase (decrease) in net assets resulting from capital transactions	(24,284,601)	(969,461)	(3,845,069)	(1,113,008)	(1,922,919)	(417,836)	(3,910,825)	(825,727)
Total increase (decrease)	(552,297)	(3,788,723)	(10,701,823)	70,972	(713,565)	5,030,416	4,136,565	377,421
NET ASSETS, at beginning of the year	176,607,524	61,117,704	154,124,943	11,325,826	12,414,240	21,292,780	33,044,884	9,461,356
NET ASSETS, at end of the year	$176,055,227	$57,328,981	$143,423,120	$11,396,798	$11,700,675	$26,323,196	$37,181,449	$9,838,777

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$-	$437	$445,455	$1,005,385	$12,247,454	$-	$75,218	$1,004,474
Expenses
Mortality and expense risk fees and administrative charges	171,762	70,307	425,968	1,186,854	12,276,435	3,448,545	732,709	1,043,960
Net Investment income (loss)	(171,762)	(69,870)	19,487	(181,469)	(28,981)	(3,448,545)	(657,491)	(39,486)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,226,227	-	619,066	1,348,187	4,695,374	19,113,743	425,242	1,400,088
Realized gain distribution	1,302,543	-	1,448,643	3,967,133	22,337,749	14,669,469	867,646	2,334,175
Realized gain (loss)	2,528,770	-	2,067,709	5,315,320	27,033,123	33,783,212	1,292,888	3,734,263
Change in net unrealized appreciation/depreciation of investments	(803,987)	-	2,941,011	8,423,907	73,551,647	18,637,725	(2,363,634)	2,953,628
Net gain (loss) on investments	1,724,783	-	5,008,720	13,739,227	100,584,770	52,420,937	(1,070,746)	6,687,891
Net increase (decrease) in net assets resulting from operations	1,553,021	(69,870)	5,028,207	13,557,758	100,555,789	48,972,392	(1,728,237)	6,648,405
Capital transactions:
Transfers of net premiums	328,285	106,442	969,986	3,908,621	23,899,577	25,280,328	4,542,591	1,036,088
Transfers due to death benefits	(81,165)	(616,672)	(26,156)	(941,289)	(2,926,000)	(2,828,767)	(237,037)	(1,958,505)
Transfers due to annuity benefit payments	(254)	(8,569)	-	-	(38,022)	(26,488)	-	-
Transfers due to withdrawal of funds	(1,952,566)	(910,599)	(1,947,685)	(13,873,380)	(118,798,010)	(28,674,088)	(7,020,802)	(12,922,497)
Transfers due to loans, net of repayments	-	-	2,283	-	(636)	6,771	5,146	5,019
Transfers due to cost of insurance	(1,746)	27,552	(83,737)	(82,781)	(6,064,558)	(554,852)	(257,645)	(433,378)
Transfers due to contingent deferred sales charges	-	(311)	(6)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	22	2,033	-	-	6,663	2,437	-	-
Transfers between Sub-Accounts and to/from General Account	(216,507)	435,453	(1,214,311)	(1,111,086)	(7,836,984)	(9,302,714)	3,468,530	3,565,165
Net increase (decrease) in net assets resulting from capital transactions	(1,923,931)	(964,671)	(2,299,626)	(12,099,915)	(111,757,970)	(16,097,373)	500,783	(10,708,108)
Total increase (decrease)	(370,910)	(1,034,541)	2,728,581	1,457,843	(11,202,181)	32,875,019	(1,227,454)	(4,059,703)
NET ASSETS, at beginning of the year	13,181,326	6,847,355	33,588,339	93,600,335	930,308,860	249,753,195	58,820,176	83,010,888
NET ASSETS, at end of the year	$12,810,416	$5,812,814	$36,316,920	$95,058,178	$919,106,679	$282,628,214	$57,592,722	$78,951,185

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$3,758,924	$1,430,475	$4,042,373	$-	$-	$808,868	$2,999,376	$462,823
Expenses
Mortality and expense risk fees and administrative charges	4,811,452	819,561	2,598,169	796,002	2,521,256	859,918	4,231,237	158,485
Net Investment income (loss)	(1,052,528)	610,914	1,444,204	(796,002)	(2,521,256)	(51,050)	(1,231,861)	304,338
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(72,731)	598,994	759,676	3,164,870	5,658,093	2,410,599	6,498,277	30,157
Realized gain distribution	10,941,755	17,153,254	53,390,619	6,623,734	20,907,454	1,994,351	9,357,745	-
Realized gain (loss)	10,869,025	17,752,248	54,150,295	9,788,604	26,565,547	4,404,950	15,856,022	30,157
Change in net unrealized appreciation/depreciation of investments	19,864,971	(9,734,786)	(30,227,569)	320,305	2,438,818	499,396	7,087,522	(511,723)
Net gain (loss) on investments	30,733,996	8,017,462	23,922,726	10,108,909	29,004,365	4,904,346	22,943,544	(481,567)
Net increase (decrease) in net assets resulting from operations	29,681,468	8,628,376	25,366,930	9,312,907	26,483,109	4,853,296	21,711,683	(177,229)
Capital transactions:
Transfers of net premiums	13,849,117	608,714	18,574,142	491,293	12,137,261	1,160,873	10,305,748	1,690,483
Transfers due to death benefits	(4,033,009)	(918,078)	(1,326,714)	(549,713)	(1,879,746)	(1,703,483)	(6,944,038)	(100,268)
Transfers due to annuity benefit payments	(9,367)	(190,801)	-	(120,047)	(710)	(16,630)	-	-
Transfers due to withdrawal of funds	(49,854,565)	(6,482,508)	(12,665,625)	(5,307,180)	(15,223,843)	(14,476,854)	(60,574,139)	(1,017,803)
Transfers due to loans, net of repayments	-	3,016	-	4,774	-	625	-	-
Transfers due to cost of insurance	(1,376,329)	(61,800)	(32,372)	(73,112)	(47,282)	(385,738)	(1,141,635)	-
Transfers due to contingent deferred sales charges	-	(977)	-	(527)	-	(10)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(14,136)	47,001	-	8,154	63	4,401	-	-
Transfers between Sub-Accounts and to/from General Account	1,687,967	2,325,522	1,669,316	(1,736,918)	308,149	170,256	12,941,468	727,531
Net increase (decrease) in net assets resulting from capital transactions	(39,750,323)	(4,669,911)	6,218,747	(7,283,276)	(4,706,108)	(15,246,560)	(45,412,596)	1,299,943
Total increase (decrease)	(10,068,855)	3,958,465	31,585,677	2,029,631	21,777,001	(10,393,264)	(23,700,913)	1,122,714
NET ASSETS, at beginning of the year	373,173,046	65,024,452	185,705,276	64,905,396	181,685,317	76,130,207	338,139,060	12,453,262
NET ASSETS, at end of the year	$363,104,191	$68,982,917	$217,290,953	$66,935,027	$203,462,318	$65,736,943	$314,438,147	$13,575,976

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$410,657	$1,534,583	$3,208,506	$1,806,424	$450,524	$532,341	$-	$10,111
Expenses
Mortality and expense risk fees and administrative charges	304,675	1,331,671	1,838,673	1,133,992	454,381	576,545	21,562	23,746
Net Investment income (loss)	105,982	202,912	1,369,833	672,432	(3,857)	(44,204)	(21,562)	(13,635)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	579,262	1,222,962	1,990,108	738,540	1,285,626	2,293,169	122,363	73,768
Realized gain distribution	-	-	2,824,134	1,754,889	1,531,279	2,074,186	674,626	697,599
Realized gain (loss)	579,262	1,222,962	4,814,242	2,493,429	2,816,905	4,367,355	796,989	771,367
Change in net unrealized appreciation/depreciation of investments	5,346,417	24,022,723	25,448,084	15,387,765	5,475,804	6,414,821	(377,175)	(213,844)
Net gain (loss) on investments	5,925,679	25,245,685	30,262,326	17,881,194	8,292,709	10,782,176	419,814	557,523
Net increase (decrease) in net assets resulting from operations	6,031,661	25,448,597	31,632,159	18,553,626	8,288,852	10,737,972	398,252	543,888
Capital transactions:
Transfers of net premiums	223,647	5,278,589	708,514	3,730,203	599,807	190,942	152,871	179,466
Transfers due to death benefits	(142,367)	(962,160)	(1,588,666)	(460,177)	(295,531)	(63,349)	-	-
Transfers due to annuity benefit payments	(62,025)	-	(401,795)	(613)	(366,346)	-	-	-
Transfers due to withdrawal of funds	(1,690,727)	(11,772,900)	(16,213,719)	(10,477,278)	(1,798,914)	(6,381,521)	(436,799)	(240,696)
Transfers due to loans, net of repayments	8,255	-	8,155	-	240	-	-	-
Transfers due to cost of insurance	(44,035)	(386,134)	(428,399)	(396,945)	(20,602)	(141,700)	-	-
Transfers due to contingent deferred sales charges	(161)	-	(217)	-	(290)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	15,360	-	81,409	54	39,113	-	-	-
Transfers between Sub-Accounts and to/from General Account	(330,346)	(6,985,738)	(10,238,565)	(5,036,140)	(1,384,494)	(2,527,373)	(682)	(15,402)
Net increase (decrease) in net assets resulting from capital transactions	(2,022,399)	(14,828,343)	(28,073,283)	(12,640,896)	(3,227,017)	(8,923,001)	(284,610)	(76,632)
Total increase (decrease)	4,009,262	10,620,254	3,558,876	5,912,730	5,061,835	1,814,971	113,642	467,256
NET ASSETS, at beginning of the year	21,590,756	94,339,624	141,959,006	82,700,285	32,974,512	44,360,172	2,048,092	2,017,490
NET ASSETS, at end of the year	$25,600,018	$104,959,878	$145,517,882	$88,613,015	$38,036,347	$46,175,143	$2,161,734	$2,484,746

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$187,845	$2,997,181	$192,117	$70,315	$290,596	$45,757	$145,949	$43,347
Expenses
Mortality and expense risk fees and administrative charges	252,295	1,528,828	106,848	268,419	218,943	59,064	248,551	61,514
Net Investment income (loss)	(64,450)	1,468,353	85,269	(198,104)	71,653	(13,307)	(102,602)	(18,167)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	749,138	958,163	79,670	(238,451)	(232,498)	157,437	509,978	159,166
Realized gain distribution	1,192,081	-	-	1,847,265	-	447,142	1,746,563	409,342
Realized gain (loss)	1,941,219	958,163	79,670	1,608,814	(232,498)	604,579	2,256,541	568,508
Change in net unrealized appreciation/depreciation of investments	1,947,983	10,683,050	758,075	3,452,686	4,401,510	186,641	607,703	153,697
Net gain (loss) on investments	3,889,202	11,641,213	837,745	5,061,500	4,169,012	791,220	2,864,244	722,205
Net increase (decrease) in net assets resulting from operations	3,824,752	13,109,566	923,014	4,863,396	4,240,665	777,913	2,761,642	704,038
Capital transactions:
Transfers of net premiums	1,493,885	542,161	276,922	1,433,615	1,753,103	19,393	1,342,015	56,132
Transfers due to death benefits	(60,568)	(1,025,794)	(41,896)	(62,209)	(154,556)	(105,607)	(280,512)	(143)
Transfers due to annuity benefit payments	-	(362,353)	-	(10,896)	-	(40,432)	-	(38)
Transfers due to withdrawal of funds	(1,739,751)	(14,939,925)	(1,238,679)	(1,770,320)	(1,744,500)	(511,023)	(2,085,797)	(225,056)
Transfers due to loans, net of repayments	-	6,680	-	-	98	-	-	(3,432)
Transfers due to cost of insurance	797	(404,014)	(16,975)	(1,275)	148	(15,889)	(46,757)	-
Transfers due to contingent deferred sales charges	-	(55)	-	-	-	-	-	(128)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	90,454	-	1,734	-	31,563	-	5
Transfers between Sub-Accounts and to/from General Account	(383,985)	216,600	(155,889)	519,385	1,560,015	(192,345)	(312,531)	(41,212)
Net increase (decrease) in net assets resulting from capital transactions	(689,622)	(15,876,246)	(1,176,517)	110,034	1,414,308	(814,340)	(1,383,582)	(213,872)
Total increase (decrease)	3,135,130	(2,766,680)	(253,503)	4,973,430	5,654,973	(36,427)	1,378,060	490,166
NET ASSETS, at beginning of the year	18,957,860	118,344,969	8,319,183	19,006,450	14,865,608	5,164,484	18,084,268	4,487,312
NET ASSETS, at end of the year	$22,092,990	$115,578,289	$8,065,680	$23,979,880	$20,520,581	$5,128,057	$19,462,328	$4,977,478

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$603,891	$374,703	$5,923,378	$10,034,525	$3,897,699	$405,986	$483,810	$1,373,720
Expenses
Mortality and expense risk fees and administrative charges	796,930	706,341	4,926,290	9,555,112	563,137	273,944	384,423	1,659,659
Net Investment income (loss)	(193,039)	(331,638)	997,088	479,413	3,334,562	132,042	99,387	(285,939)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,921,894	3,007,755	1,603,310	(7,870,560)	210,253	375,778	(161,136)	1,974,241
Realized gain distribution	3,954,939	3,181,071	16,097,577	33,183,755	-	-	-	9,570,346
Realized gain (loss)	13,876,833	6,188,826	17,700,887	25,313,196	210,253	375,778	(161,136)	11,544,587
Change in net unrealized appreciation/depreciation of investments	3,337,591	6,532,662	27,485,988	66,077,647	(711,353)	4,612,091	6,427,806	(4,936,414)
Net gain (loss) on investments	17,214,424	12,721,488	45,186,875	91,390,843	(501,100)	4,987,869	6,266,670	6,608,173
Net increase (decrease) in net assets resulting from operations	17,021,385	12,389,850	46,183,963	91,870,256	2,833,462	5,119,911	6,366,057	6,322,234
Capital transactions:
Transfers of net premiums	346,845	3,551,685	4,697,379	13,450,377	3,968,735	193,039	1,816,261	646,349
Transfers due to death benefits	(1,145,930)	(346,906)	(2,172,811)	(5,283,696)	(256,826)	(221,337)	(185,807)	(2,272,602)
Transfers due to annuity benefit payments	(53,285)	-	-	-	(590)	(96,981)	-	(355,333)
Transfers due to withdrawal of funds	(10,627,046)	(3,945,901)	(61,439,241)	(112,649,929)	(3,306,743)	(2,173,366)	(2,486,080)	(16,460,694)
Transfers due to loans, net of repayments	7,854	-	4,777	-	(136)	863	-	2,312
Transfers due to cost of insurance	(84,369)	(57,218)	(3,645,332)	(5,317,399)	2,667	(29,078)	(34,343)	(409,429)
Transfers due to contingent deferred sales charges	(409)	-	(241)	-	-	(394)	-	(32)
Transfers due to net charge (credit) to annuitant mortality fluctuation	20,767	-	(1,631)	-	268	21,446	-	44,755
Transfers between Sub-Accounts and to/from General Account	(2,444,557)	(426,671)	(3,047,913)	(7,205,558)	2,189,952	(1,042,631)	(924,140)	8,426,676
Net increase (decrease) in net assets resulting from capital transactions	(13,980,130)	(1,225,011)	(65,605,013)	(117,006,205)	2,597,327	(3,348,439)	(1,814,109)	(10,377,998)
Total increase (decrease)	3,041,255	11,164,839	(19,421,050)	(25,135,949)	5,430,789	1,771,472	4,551,948	(4,055,764)
NET ASSETS, at beginning of the year	71,531,066	49,795,171	393,392,881	788,648,224	42,643,144	21,695,092	27,009,775	130,964,666
NET ASSETS, at end of the year	$74,572,321	$60,960,010	$373,971,831	$763,512,275	$48,073,933	$23,466,564	$31,561,723	$126,908,902

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$417,862	$38,528	$9,570	$-	$3,440,400	$7,651,698	$883,751	$189,127
Expenses
Mortality and expense risk fees and administrative charges	622,686	93,301	191,192	318,608	1,361,249	3,281,432	1,182,373	343,429
Net Investment income (loss)	(204,824)	(54,773)	(181,622)	(318,608)	2,079,151	4,370,266	(298,622)	(154,302)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	748,442	(102,013)	791,173	936,557	907,434	1,767,838	1,534,527	287,461
Realized gain distribution	3,665,594	-	1,686,997	2,540,115	2,006,828	4,834,301	-	-
Realized gain (loss)	4,414,036	(102,013)	2,478,170	3,476,672	2,914,262	6,602,139	1,534,527	287,461
Change in net unrealized appreciation/depreciation of investments	(1,917,291)	858,469	493,408	570,922	(5,476,552)	(12,734,473)	7,550,127	2,360,831
Net gain (loss) on investments	2,496,745	756,456	2,971,578	4,047,594	(2,562,290)	(6,132,335)	9,084,654	2,648,292
Net increase (decrease) in net assets resulting from operations	2,291,921	701,683	2,789,956	3,728,986	(483,139)	(1,762,069)	8,786,032	2,493,990
Capital transactions:
Transfers of net premiums	4,289,546	963,607	190,289	2,858,921	830,579	10,819,185	495,995	757,064
Transfers due to death benefits	(396,969)	(30,887)	(204,860)	(283,118)	(2,641,438)	(745,563)	(894,172)	(37,396)
Transfers due to annuity benefit payments	(577)	-	(12,240)	-	(280,892)	(732)	(263,128)	-
Transfers due to withdrawal of funds	(6,406,881)	(563,245)	(2,073,884)	(1,515,022)	(13,897,947)	(38,838,769)	(12,506,428)	(4,158,907)
Transfers due to loans, net of repayments	-	-	1,810	-	5,061	-	(3,351)	-
Transfers due to cost of insurance	(105,268)	226	(19,100)	(4,803)	(276,982)	(1,181,274)	(324,718)	(110,782)
Transfers due to contingent deferred sales charges	-	-	(225)	-	(182)	(85)	(328)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	51	-	3,656	-	36,275	64	60,503	-
Transfers between Sub-Accounts and to/from General Account	7,124,345	402,756	(497,678)	(1,115,449)	9,733,381	18,844,435	1,959,766	133,957
Net increase (decrease) in net assets resulting from capital transactions	4,504,247	772,457	(2,612,232)	(59,471)	(6,492,145)	(11,102,740)	(11,475,862)	(3,416,064)
Total increase (decrease)	6,796,167	1,474,140	177,724	3,669,515	(6,975,284)	(12,864,808)	(2,689,830)	(922,074)
NET ASSETS, at beginning of the year	46,199,752	6,833,772	17,478,633	22,228,571	114,405,900	266,777,188	93,221,623	26,903,885
NET ASSETS, at end of the year	$52,995,919	$8,307,912	$17,656,357	$25,898,086	$107,430,616	$253,912,380	$90,531,793	$25,981,811

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$-	$-	$1,893,857	$687,354	$2,976,509	$16,954,350	$1,083,343	$129,289
Expenses
Mortality and expense risk fees and administrative charges	1,027,659	1,519,245	1,692,906	700,175	2,796,002	19,723,731	467,688	332,698
Net Investment income (loss)	(1,027,659)	(1,519,245)	200,951	(12,821)	180,507	(2,769,381)	615,655	(203,409)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,859,904	2,548,571	3,335,665	525,622	1,882,183	(12,101,229)	372,662	1,168,803
Realized gain distribution	17,320,451	25,312,531	3,036,272	1,289,057	7,953,728	55,864,741	-	1,751,544
Realized gain (loss)	20,180,355	27,861,102	6,371,937	1,814,679	9,835,911	43,763,513	372,662	2,920,347
Change in net unrealized appreciation/depreciation of investments	(9,076,125)	(13,253,726)	20,274,150	8,714,285	12,638,568	109,942,563	(782,759)	2,902,610
Net gain (loss) on investments	11,104,230	14,607,376	26,646,087	10,528,964	22,474,479	153,706,076	(410,097)	5,822,957
Net increase (decrease) in net assets resulting from operations	10,076,571	13,088,131	26,847,038	10,516,143	22,654,986	150,936,695	205,558	5,619,548
Capital transactions:
Transfers of net premiums	716,142	4,729,492	727,507	2,310,164	2,067,799	20,121,722	2,544,255	220,217
Transfers due to death benefits	(1,117,071)	(3,683,940)	(1,282,798)	(484,185)	(2,558,237)	(11,972,879)	(994,075)	(198,501)
Transfers due to annuity benefit payments	(165,432)	-	(356,137)	-	-	(1,204)	(1,056)	(32,493)
Transfers due to withdrawal of funds	(11,750,323)	(12,385,939)	(18,806,807)	(5,892,370)	(40,070,052)	(251,481,590)	(12,408,635)	(2,616,545)
Transfers due to loans, net of repayments	6,141	-	10,050	-	48,070	-	-	3,727
Transfers due to cost of insurance	(85,290)	(185,476)	(359,684)	(128,547)	(1,683,226)	(8,323,040)	1,176	(28,032)
Transfers due to contingent deferred sales charges	(1,696)	-	(1,641)	-	(6)	-	-	(425)
Transfers due to net charge (credit) to annuitant mortality fluctuation	69,386	-	80,256	-	-	39	456	5,350
Transfers between Sub-Accounts and to/from General Account	(2,033,563)	(1,195,561)	(7,776,411)	(1,902,830)	(813,556)	(13,709,208)	405,291	(1,034,472)
Net increase (decrease) in net assets resulting from capital transactions	(14,361,706)	(12,721,424)	(27,765,665)	(6,097,768)	(43,009,208)	(265,366,160)	(10,452,588)	(3,681,174)
Total increase (decrease)	(4,285,135)	366,707	(918,627)	4,418,375	(20,354,222)	(114,429,465)	(10,247,030)	1,938,374
NET ASSETS, at beginning of the year	89,949,266	117,785,877	133,181,143	51,269,948	235,097,461	1,575,429,932	44,272,880	27,259,529
NET ASSETS, at end of the year	$85,664,131	$118,152,584	$132,262,516	$55,688,323	$214,743,239	$1,461,000,467	$34,025,850	$29,197,903

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Investment income
Dividends	$79,307	$-	$-	$53,636	$1,031,577	$239,776	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	368,139	1,152,960	409,807	358,422	1,298,025	344,801	10,851	201,067
Net Investment income (loss)	(288,832)	(1,152,960)	(409,807)	(304,786)	(266,448)	(105,025)	(10,851)	(201,067)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,362,781	4,426,498	561,431	264,461	3,092,227	575,022	69,795	655,317
Realized gain distribution	1,781,357	13,843,401	5,524,202	1,809,070	-	-	254,680	3,274,119
Realized gain (loss)	3,144,138	18,269,899	6,085,633	2,073,531	3,092,227	575,022	324,475	3,929,436
Change in net unrealized appreciation/depreciation of investments	2,415,161	(11,665,770)	(3,904,454)	4,088,928	27,606,118	6,953,903	(317,402)	(5,276,836)
Net gain (loss) on investments	5,559,299	6,604,129	2,181,179	6,162,459	30,698,345	7,528,925	7,073	(1,347,400)
Net increase (decrease) in net assets resulting from operations	5,270,467	5,451,169	1,771,372	5,857,673	30,431,897	7,423,900	(3,778)	(1,548,467)
Capital transactions:
Transfers of net premiums	2,717,382	357,005	2,493,687	1,983,657	490,349	2,555,565	100,912	1,139,754
Transfers due to death benefits	(106,481)	(769,385)	(201,864)	(324,447)	(1,027,532)	(415,034)	-	(37,527)
Transfers due to annuity benefit payments	-	(267,678)	-	-	(311,645)	-	-	-
Transfers due to withdrawal of funds	(2,915,071)	(11,470,180)	(3,228,999)	(2,345,583)	(12,673,605)	(2,405,968)	(160,408)	(1,489,271)
Transfers due to loans, net of repayments	-	3,369	-	1,557	3,442	-	-	1,100
Transfers due to cost of insurance	(13,656)	(281,054)	(41,221)	(16,155)	(305,779)	(54,941)	-	(21,671)
Transfers due to contingent deferred sales charges	-	(280)	-	-	(11)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	54,547	-	-	77,517	-	-	-
Transfers between Sub-Accounts and to/from General Account	(8,352)	3,630,364	706,910	(816,408)	(14,959,046)	548,526	194,062	1,091,922
Net increase (decrease) in net assets resulting from capital transactions	(326,178)	(8,743,292)	(271,488)	(1,517,379)	(28,706,310)	228,148	134,566	684,307
Total increase (decrease)	4,944,289	(3,292,123)	1,499,884	4,340,294	1,725,587	7,652,048	130,788	(864,160)
NET ASSETS, at beginning of the year	25,344,927	90,992,101	31,164,764	25,549,702	97,698,172	22,292,450	950,460	16,215,171
NET ASSETS, at end of the year	$30,289,216	$87,699,978	$32,664,648	$29,889,996	$99,423,759	$29,944,498	$1,081,248	$15,351,011

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$770,079	$-	$343,920	$348,138
Expenses
Mortality and expense risk fees and administrative charges	586,111	1,279,568	105,660	165,605
Net Investment income (loss)	183,968	(1,279,568)	238,260	182,533
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	253,917	758	(88,335)	35,208
Realized gain distribution	2,039,232	-	-	-
Realized gain (loss)	2,293,149	758	(88,335)	35,208
Change in net unrealized appreciation/depreciation of investments	(3,808,341)	(785)	2,091,823	3,455,045
Net gain (loss) on investments	(1,515,192)	(28)	2,003,488	3,490,253
Net increase (decrease) in net assets resulting from operations	(1,331,224)	(1,279,596)	2,241,748	3,672,786
Capital transactions:
Transfers of net premiums	6,317,977	7,011,007	112,710	86,276
Transfers due to death benefits	(265,862)	(1,376,137)	(74,676)	(51,232)
Transfers due to annuity benefit payments	-	(60,710)	(22,554)	(48,580)
Transfers due to withdrawal of funds	(4,995,372)	(73,227,663)	(1,286,345)	(1,632,298)
Transfers due to loans, net of repayments	1,961	14,509	(6,276)	2,440
Transfers due to cost of insurance	3,322	(46,133)	(34,544)	(46,793)
Transfers due to contingent deferred sales charges	-	(381)	(8)	(15)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,850	2,317	6,571
Transfers between Sub-Accounts and to/from General Account	(314,408)	16,020,192	4,176	(936,847)
Net increase (decrease) in net assets resulting from capital transactions	747,618	(51,660,467)	(1,305,200)	(2,620,478)
Total increase (decrease)	(583,606)	(52,940,062)	936,548	1,052,308
NET ASSETS, at beginning of the year	47,980,688	143,711,817	7,627,491	12,571,760
NET ASSETS, at end of the year	$47,397,082	$90,771,755	$8,564,039	$13,624,068

See Notes to Financial Statements.

F-52

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eleven segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II, MassMutual Capital Vantage® and MassMutual EnvisionSM. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-53

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2022, the Separate Account consists of ninety-nine sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available to all of the eleven segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)[7]
Delaware Ivy VIP Asset Strategy Sub-Account (Class II)[16]	Delaware Ivy VIP Asset Strategy Portfolio (Class II)[6,16]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class II)	Fidelity® VIP Contrafund® Portfolio (Service Class II)[1]
Fidelity® VIP Healthcare Sub-Account[20]	Fidelity® VIP Healthcare Fund[1,20]
Fidelity® VIP Real Estate Sub-Account[20]	Fidelity® VIP Real Estate Fund[1,20]
Fidelity® VIP Strategic Income Sub-Account[20]	Fidelity® VIP Strategic Income Fund[1,20]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series I)[8]	Invesco V.I. Capital Appreciation Fund (Series I)[3,8]
Invesco V.I. Capital Appreciation Sub-Account (Series II)[8]	Invesco V.I. Capital Appreciation Fund (Series II)[3,8]
Invesco V.I. Conservative Balanced Sub-Account (Series I)[9]	Invesco V.I. Conservative Balanced Fund (Series I)[3,9]
Invesco V.I. Conservative Balanced Sub-Account (Series II)[9]	Invesco V.I. Conservative Balanced Fund (Series II)[3,9]
Invesco V.I. Core Plus Bond Sub-Account[10]	Invesco V.I. Core Plus Bond Fund[3,10,22]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)[11]	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)[3,11]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)[11]	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)[3,11]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Global Sub-Account (Series I)[12]	Invesco V.I. Global Fund (Series I)[3,12]
Invesco V.I. Global Sub-Account (Series II)[12]	Invesco V.I. Global Fund (Series II)[3,12]
Invesco V.I. Global Strategic Income Sub-Account (Series I)[13]	Invesco V.I. Global Strategic Income Fund (Series I)[3,13]
Invesco V.I. Global Strategic Income Sub-Account (Series II)[13]	Invesco V.I. Global Strategic Income Fund (Series II)[3,13]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3]
Invesco V.I. Main Street Sub-Account (Series I)[14]	Invesco V.I. Main Street Fund® (Series I)[3,14]
Invesco V.I. Main Street Sub-Account (Series II)[14]	Invesco V.I. Main Street Fund® (Series II)[3,14]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Invesco V.I. U.S. Government Money Sub-Account[15]	Invesco V.I. U.S. Government Money Fund[3,15]
Janus Henderson Global Technology and Innovation Sub-Account[20]	Janus Henderson Global Technology and Innovation Fund[20,23]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML American Funds International Sub-Account	MML American Funds International Fund[4,21]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class) [4]
F-54

Notes To Financial Statements (Continued)

MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class) [4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Momentum Sub-Account (Service Class I)	MML Equity Momentum Fund (Service Class I)[4,21]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML iShares 60/40 Allocation Sub-Account[20]	MML iShares 60/40 Allocation Fund[4,20]
MML iShares 80/20 Allocation Sub-Account[20]	MML iShares 80/20 Allocation Fund[4,20]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Fund (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
F-55

Notes To Financial Statements (Continued)

MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4,21]
MML Strategic Emerging Markets Sub-Account (Service Class I)	MML Strategic Emerging Markets Fund (Service Class I)[4]
MML Sustainable Equity Sub-Account (Initial Class)[17]	MML Sustainable Equity Fund (Initial Class)[4,17]
MML Sustainable Equity Sub-Account (Service Class)[18]	MML Sustainable Equity Fund (Service Class)[4,18]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
PIMCO Income Sub-Account[20]	PIMCO Income Fund[5,20]
VY® CBRE Global Real Estate Sub-Account[19]	VY® CBRE Global Real Estate Fund[2,19]

In addition to the ninety-nine sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Voya Investments, LLC is the investment adviser to this Portfolio.
[3]Invesco Advisers, Inc. is the investment adviser to this Fund.
4MML Investment Advisers, LLC is the investment adviser to this Fund.
[5]Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6]Delaware Management Company, a series of Macquarie Investment Management Business Trust, is the investment adviser to this Portfolio.
[7]BlackRock Advisors, LLC is the investment adviser for this Fund.
[8]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Sub-Account/Fund.
[9]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/Fund.
[10]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond.
[11]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account/Fund.
[12]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Sub-Account/Fund.
[13]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Sub-Account/Fund.
[14]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[15]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
[16]Prior to July 1, 2021, known as Delaware Ivy VIP Asset Strategy Sub-Account/Fund.
[17]Prior to April 29, 2022, known as MML Growth & Income Sub-Account/Fund (Initial Class).
[18]Prior to April 29, 2022, known as MML Growth & Income Sub-Account/Fund (Service Class).
[19]Prior to May 1, 2022, known as VY® Clarion Global Real Estate Sub-Account/Fund.
[20]This Sub-Account/Fund became available to the Separate Account as an investment option on February 28, 2022.
[21]Effective November 4, 2022, this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
[22]This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2022.
[23]Janus Henderson Investors US, LLC is the investment adviser to this Fund.
F-56

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

F-57

Notes To Financial Statements (Continued)

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,031,370 and $1,453,935 for the years ended December 31, 2022 and 2021, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS
A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry

F-58

Notes To Financial Statements (Continued)

Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the General Account and Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-59

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
2022
Cost of purchases	$2,554,902	$1,954,988	$19,530,330	$26,001,389	$466,103	$196,967	$222,268	$5,484,471
Proceeds from sales	(1,532,645)	(1,398,464)	(27,667,404)	(28,841,489)	(20,092)	(12,874)	(11,301)	(2,122,186)

	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation	Invesco V.I. Conservative Balanced	Invesco V.I. Conservative Balanced	Invesco V.I. Core Plus Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
2022 (Continued)
Cost of purchases	$6,848,332	$51,714,769	$3,351,030	$568,390	$4,349	$61,719	$33,352,710	$10,410,476
Proceeds from sales	(3,604,668)	(18,815,019)	(2,414,713)	(551,694)	(1,719)	(108,656)	(15,136,294)	(3,456,290)

	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Global	Invesco V.I. Global	Invesco V.I. Global Strategic Income	Invesco V.I. Global Strategic Income	Invesco V.I. Health Care	Invesco V.I. Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
2022 (Continued)
Cost of purchases	$1,070,403	$2,427,901	$36,265,118	$14,735,294	$1,462,361	$1,661,279	$1,724,667	$1,973,266
Proceeds from sales	(635,538)	(2,625,659)	(18,294,943)	(8,573,412)	(22,958,183)	(9,385,500)	(1,333,797)	(2,072,156)

	Invesco V.I. Main Street	Invesco V.I. Main Street	Invesco V.I. Technology	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	Janus Henderson Global Technology and Innovation	MML Aggressive Allocation	MML Aggressive Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$11,880,801	$9,213,436	$2,972,065	$3,686,465	$1,799,306	$308,876	$6,616,890	$15,694,788
Proceeds from sales	(3,231,854)	(3,069,684)	(1,086,351)	(1,695,172)	(911,914)	(7,182)	(6,372,038)	(14,242,336)
F-60

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation	MML Balanced Allocation	MML Blend	MML Blend	MML Blue Chip Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
2022 (Continued)
Cost of purchases	$89,150,126	$67,760,877	$11,432,359	$9,445,043	$43,519,050	$3,384,137	$20,536,198	$10,250,701
Proceeds from sales	(125,972,442)	(29,766,249)	(45,881,582)	(11,530,443)	(54,716,996)	(8,178,825)	(22,781,897)	(6,428,670)

	MML Blue Chip Growth	MML Conservative Allocation	MML Conservative Allocation	MML Dynamic Bond	MML Equity	MML Equity	MML Equity Income	MML Equity Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$37,056,942	$12,533,107	$54,734,471	$2,054,803	$4,223,062	$15,041,650	$20,682,784	$19,972,536
Proceeds from sales	(16,962,130)	(11,026,002)	(60,085,271)	(1,337,379)	(3,007,175)	(16,216,399)	(30,299,903)	(14,179,879)

	MML	MML	MML	MML	MML			MML
	Equity	Equity	Equity	Equity	Focused	MML	MML	Fundamental
	Index	Index	Momentum	Rotation	Equity	Foreign	Foreign	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$3,242,008	$3,436,157	$204,346	$394,392	$6,176,006	$15,634,948	$3,384,898	$6,445,554
Proceeds from sales	(4,539,481)	(9,390,034)	(2,082,896)	(440,874)	(3,812,436)	(16,120,202)	(892,376)	(3,169,846)

	MML				MML	MML		MML
	Fundamental	MML	MML	MML	Growth	Growth	MML	Income
	Value	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
2022 (Continued)
Cost of purchases	$9,587,638	$3,032,074	$2,793,891	$15,971,617	$46,352,243	$104,254,279	$6,534,691	$3,482,994
Proceeds from sales	(4,509,080)	(430,278)	(323,025)	(2,149,574)	(39,876,876)	(83,485,586)	(8,478,491)	(2,983,621)

F-61

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$6,170,988	$12,921,559	$13,137,631	$2,360,905	$6,124,696	$21,027,372	$1,653,896	$3,773,297
Proceeds from sales	(5,339,118)	(25,284,905)	(11,080,559)	(1,220,916)	(687,112)	(1,138,800)	(2,085,471)	(2,489,083)

	MML Managed Bond	MML Managed Bond	MML Managed Volatility	MML Managed Volatility	MML Mid Cap Growth	MML Mid Cap Growth	MML Mid Cap Value	MML Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$6,084,626	$14,274,715	$1,114,622	$1,577,667	$19,859,720	$33,163,456	$30,331,014	$19,179,135
Proceeds from sales	(18,263,237)	(42,351,971)	(17,529,263)	(5,151,220)	(8,512,086)	(12,452,152)	(27,522,781)	(9,903,303)

	MML Moderate Allocation	MML Moderate Allocation	MML Short-Duration Bond	MML Small Cap Equity	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$25,447,152	$159,930,784	$7,020,660	$3,259,130	$4,921,625	$24,985,559	$9,904,791	$15,923,749
Proceeds from sales	(26,004,262)	(221,794,394)	(8,076,198)	(3,501,051)	(3,616,982)	(12,597,778)	(4,310,658)	(3,460,791)

	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets	MML Sustainable Equity	MML Sustainable Equity	MML Total Return Bond	MML U.S. Government Money Market
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$24,794,452	$9,057,098	$84,719	$5,875,571	10,274,803	9,959,031	3,866,228	96,739,029
Proceeds from sales	(13,733,662)	(3,540,318)	(803,058)	(1,824,764)	(7,928,875)	(6,105,886)	(8,045,100)	(56,206,203)

F-62

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	PIMCO		VY®
	Commodity		CBRE
	RealReturn®	PIMCO	Global
	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$5,833,550	$854,640	$1,511,554
Proceeds from sales	(3,883,899)	(8,450)	(1,794,455)

F-63

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	BlackRock 60/40 Target Allocation ETF V.I.	Delaware Ivy VIP Asset Strategy	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
2021
Cost of purchases	$10,271,456	$2,337,178	$35,814,155	$54,790,090	$3,834,229	$3,349,344	$1,111,258	$13,197,683
Proceeds from sales	(579,305)	(2,035,650)	(52,581,503)	(34,432,830)	(3,866,414)	(6,951,153)	(2,824,975)	(37,574,421)

	Invesco V.I. Conservative Balanced	Invesco V.I. Conservative Balanced	Invesco V.I. Core Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
2021 (Continued)
Cost of purchases	$3,660	$562,974	$127,033	$9,517,987	$15,068,854	$693,835	$802,653	$7,790,725
Proceeds from sales	(27,310)	(893,264)	(217,803)	(5,101,156)	(23,592,430)	(2,982,808)	(2,052,332)	(13,116,231)

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Income	Income	Health Care	Health Care	Main Street	Main Street	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
2021 (Continued)
Cost of purchases	$14,565,193	$9,423,614	$25,720,456	$1,692,100	$1,888,644	$3,999,973	$2,906,100	$1,593,935
Proceeds from sales	(32,110,098)	(8,661,781)	(24,624,758)	(1,722,900)	(2,644,411)	(3,160,976)	(4,980,873)	(1,623,543)

	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	MML Aggressive Allocation	MML Aggressive Allocation	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
2021 (Continued)
Cost of purchases	$2,544,777	$862,040	$3,894,860	$11,258,621	$56,654,367	$41,897,495	$9,422,167	$9,194,151
Proceeds from sales	(3,337,928)	(1,896,820)	(4,726,353)	(19,572,868)	(146,103,637)	(46,773,974)	(8,711,241)	(17,607,591)
F-64

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
2021 (Continued)
Cost of purchases	$31,995,982	$22,362,686	$77,713,326	$8,665,815	$33,821,649	$12,519,020	$46,095,745	$2,844,616
Proceeds from sales	(61,857,135)	(9,268,259)	(16,659,759)	(10,121,084)	(20,141,575)	(25,822,287)	(83,382,472)	(1,240,336)

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
2021 (Continued)
Cost of purchases	$1,879,089	$7,493,309	$10,452,792	$8,069,967	$3,684,272	$3,561,811	$933,323	$947,373
Proceeds from sales	(3,795,463)	(22,118,736)	(34,331,845)	(18,283,528)	(5,383,915)	(10,454,822)	(564,869)	(340,040)

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
2021 (Continued)
Cost of purchases	$3,460,285	$8,670,638	$561,335	$4,868,570	$4,611,152	$554,744	$3,484,083	$553,497
Proceeds from sales	(3,022,289)	(23,078,478)	(1,652,596)	(3,109,374)	(3,125,224)	(935,262)	(3,223,704)	(376,195)

MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
2021 (Continued)
Cost of purchases	$5,116,796	$9,240,565	$30,338,548	$56,662,800	$10,130,531	$711,332	$2,513,538	$22,498,543
Proceeds from sales	(15,334,154)	(7,616,142)	(78,848,862)	(140,005,620)	(4,198,652)	(3,927,718)	(4,228,254)	(23,591,523)

F-65

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2021 (Continued)
Cost of purchases	$16,193,051	$1,861,211	$1,999,945	$5,674,982	$16,817,263	$42,903,661	$5,777,813	$1,300,534
Proceeds from sales	(8,228,037)	(1,143,541)	(3,106,761)	(3,512,946)	(19,223,089)	(44,801,843)	(17,552,228)	(4,870,897)

	MML Mid Cap Growth	MML Mid Cap Growth	MML Mid Cap Value	MML Mid Cap Value	MML Moderate Allocation	MML Moderate Allocation	MML Short-Duration Bond	MML Small Cap Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
2021 (Continued)
Cost of purchases	$18,693,511	$29,777,246	$8,432,487	$4,435,611	$16,038,358	$89,954,019	$7,558,324	$2,783,335
Proceeds from sales	(16,762,496)	(18,705,381)	(32,960,556)	(9,257,145)	(50,913,319)	(302,224,803)	(17,395,874)	(4,916,076)

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
2021 (Continued)
Cost of purchases	$6,186,809	$21,373,989	$9,724,813	$5,479,756	$2,943,580	$6,836,384	$592,440	$6,054,097
Proceeds from sales	(5,020,458)	(17,426,900)	(4,881,908)	(5,492,852)	(31,915,931)	(6,713,262)	(214,045)	(2,296,766)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
2021 (Continued)
Cost of purchases	$12,021,445	$39,643,123	$1,526,209	$813,627
Proceeds from sales	(9,050,631)	(92,579,635)	(2,593,173)	(3,251,542)

F-66

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I.	Delaware Ivy VIP Asset Strategy	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Fidelity® VIP Healthcare	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
Units purchased	152,856	73,114	34,154	686,645	44,996	18,312	23,316	10,582
Units withdrawn	(98,603)	(74,617)	(440,309)	(734,089)	(565)	(447)	(221)	(64,507)
Units transferred between Sub-Accounts and to/from the General Account	6,886	(6,556)	95,731	(55,817)	(711)	618	(939)	41,614
Net increase (decrease)	61,139	(8,059)	(310,424)	(103,261)	43,720	18,483	22,156	(12,311)

	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation	Invesco V.I. Conservative Balanced	Invesco V.I. Conservative Balanced	Invesco V.I. Core Plus Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
Units purchased	93,064	18,373	3,541	677	-	1	18,077	124,521
Units withdrawn	(144,381)	(442,453)	(45,930)	(23,495)	(72)	(6,068)	(254,499)	(121,461)
Units transferred between Sub-Accounts and to/from the General Account	71,350	214,029	(18,303)	(983)	-	-	169,868	3,169
Net increase (decrease)	20,033	(210,051)	(60,692)	(23,801)	(72)	(6,067)	(66,554)	6,229

	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Global	Invesco V.I. Global	Invesco V.I. Global Strategic Income	Invesco V.I. Global Strategic Income	Invesco V.I. Health Care	Invesco V.I. Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Units purchased	6,148	15,727	30,143	180,669	57,854	118,867	4,307	4,249
Units withdrawn	(26,249)	(152,663)	(426,707)	(296,147)	(984,562)	(480,763)	(26,210)	(42,235)
Units transferred between Sub-Accounts and to/from the General Account	6,676	24,658	335,751	50,656	(393,513)	(173,900)	1,163	487
Net increase (decrease)	(13,425)	(112,278)	(60,813)	(64,822)	(1,320,221)	(535,796)	(20,740)	(37,499)

	Invesco V.I. Main Street	Invesco V.I. Main Street	Invesco V.I. Technology	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	Janus Henderson Global Technology and Innovation	MML Aggressive Allocation	MML Aggressive Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
Units purchased	5,152	50,874	8,978	1,801	11,506	31,947	23,284	129,010
Units withdrawn	(69,988)	(126,294)	(23,639)	(30,404)	(62,143)	(71)	(192,927)	(600,472)
Units transferred between Sub-Accounts and to/from the General Account	(12,632)	(3,300)	7,982	(3,904)	136,254	478	2,321	(39,388)
Net increase (decrease)	(77,468)	(78,720)	(6,679)	(32,507)	85,617	32,354	(167,322)	(510,850)

F-67

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation	MML Balanced Allocation	MML Blend	MML Blend	MML Blue Chip Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	1,114,004	715,509	127,178	29,189	846,081	14,990	945,670	7,673
Units withdrawn	(5,602,776)	(679,293)	(1,348,898)	(462,914)	(2,937,773)	(204,107)	(1,038,676)	(87,727)
Units transferred between Sub-Accounts and to/from the General Account	(153,891)	63,034	(2,353,997)	(23,163)	(197,548)	(12,556)	(32,115)	10,704
Net increase (decrease)	(4,642,663)	99,250	(3,575,717)	(456,888)	(2,289,240)	(201,673)	(125,121)	(69,350)

	MML	MML	MML	MML
	Blue Chip	Conservative	Conservative	Dynamic	MML	MML	MML	MML
	Growth	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	548,850	38,166	980,597	164,011	10,151	177,319	26,269	348,570
Units withdrawn	(503,617)	(447,243)	(2,914,844)	(119,337)	(72,894)	(573,117)	(488,623)	(427,388)
Units transferred between Sub-Accounts and to/from the General Account	(21,438)	126,959	(9,780)	1,654	14,150	(30,849)	(371,358)	(33,877)
Net increase (decrease)	23,795	(282,118)	(1,944,027)	46,328	(48,593)	(426,647)	(833,712)	(112,695)

	MML	MML	MML	MML	MML			MML
	Equity	Equity	Equity	Equity	Focused	MML	MML	Fundamental
	Index	Index	Momentum	Rotation	Equity	Foreign	Foreign	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
Units purchased	11,884	3,458	11,626	12,779	184,710	34,703	19,766	134,427
Units withdrawn	(92,681)	(165,521)	(104,587)	(20,346)	(135,861)	(769,869)	(56,860)	(125,640)
Units transferred between Sub-Accounts and to/from the General Account	(7,610)	(47,195)	(3,501)	(92)	21,419	218,756	169,222	11,135
Net increase (decrease)	(88,407)	(209,258)	(96,462)	(7,659)	70,268	(516,410)	132,128	19,922

	MML				MML	MML		MML
	Fundamental	MML	MML	MML	Growth	Growth	MML	Income
	Value	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	257,437	1,165	3,590	183,965	143,855	922,206	206,954	8,622
Units withdrawn	(228,858)	(14,931)	(13,729)	(90,431)	(1,377,086)	(3,757,620)	(484,610)	(56,409)
Units transferred between Sub-Accounts and to/from the General Account	68,965	10,873	9,276	125,904	(290,695)	176,942	(13,060)	(18,186)
Net increase (decrease)	97,544	(2,893)	(863)	219,438	(1,523,926)	(2,658,472)	(290,716)	(65,973)

F-68

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)
Units purchased	134,010	52,107	568,183	143,411	576,599	2,122,312	4,996	98,725
Units withdrawn	(193,861)	(1,024,030)	(647,479)	(95,824)	(5,638)	(19,543)	(38,376)	(100,898)
Units transferred between Sub-Accounts and to/from the General Account	(27,744)	(484,883)	(17,061)	32,409	-	110	(9,148)	(2,947)
Net increase (decrease)	(87,595)	(1,456,806)	(96,357)	79,996	570,961	2,102,879	(42,528)	(5,120)

	MML Managed Bond	MML Managed Bond	MML Managed Volatility	MML Managed Volatility	MML Mid Cap Growth	MML Mid Cap Growth	MML Mid Cap Value	MML Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	41,586	434,662	23,371	104,191	8,802	248,065	16,627	281,466
Units withdrawn	(780,898)	(2,443,028)	(503,517)	(237,883)	(111,618)	(412,031)	(305,889)	(311,590)
Units transferred between Sub-Accounts and to/from the General Account	(206,887)	(367,493)	(392,433)	(57,577)	(7,543)	17,663	(293,398)	(12,265)
Net increase (decrease)	(946,199)	(2,375,859)	(872,579)	(191,269)	(110,359)	(146,303)	(582,660)	(42,389)

	MML Moderate Allocation	MML Moderate Allocation	MML Short-Duration Bond	MML Small Cap Equity	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	41,762	1,299,748	206,961	3,803	59,648	40,428	70,240	77,190
Units withdrawn	(1,110,602)	(11,029,528)	(687,131)	(61,546)	(135,008)	(194,640)	(131,357)	(131,363)
Units transferred between Sub-Accounts and to/from the General Account	21,347	(505,738)	322,828	(16,364)	18,204	35,390	(8,574)	11,056
Net increase (decrease)	(1,047,493)	(10,235,518)	(157,342)	(74,107)	(57,156)	(118,822)	(69,691)	(43,117)

				MML
	MML	MML	MML	Strategic	MML	MML		MML U.S.
	Small/Mid Cap	Small/Mid Cap	Special	Emerging	Sustainable	Sustainable	MML Total	Government
	Value	Value	Situations	Markets	Equity	Equity	Return Bond	Money Market
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)
Units purchased	17,619	105,501	4,075	109,057	11,173	101,663	281,935	4,210,643
Units withdrawn	(303,018)	(142,035)	(61,180)	(109,641)	(147,384)	(223,387)	(570,562)	(5,021,648)
Units transferred between Sub-Accounts and to/from the General Account	(47,784)	(2,530)	-	(12,719)	(25,354)	(11,107)	(97,868)	5,196,805
Net increase (decrease)	(333,183)	(39,064)	(57,105)	(13,303)	(161,565)	(132,831)	(386,495)	4,385,800

F-69

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	PIMCO		VY®
	Commodity		CBRE
	RealReturn®	PIMCO	Global
	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	19,908	90,359	8,221
Units withdrawn	(190,221)	(261)	(74,763)
Units transferred between Sub-Accounts and to/from the General Account	162,183	(461)	4,924
Net increase (decrease)	(8,130)	89,637	(61,618)
F-70

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock 60/40 Target Allocation ETF V.I.	Delaware Ivy VIP Asset Strategy	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Units purchased	561,827	56,446	40,054	1,006,369	68,370	8,150	6,030	20,774
Units withdrawn	(30,177)	(100,389)	(617,066)	(785,529)	(128,560)	(155,272)	(52,989)	(550,173)
Units transferred between Sub-Accounts and to/from the General Account	-	(19,188)	(229,919)	(66,422)	13,395	(24,634)	(8,032)	(207,130)
Net increase (decrease)	531,650	(63,131)	(806,931)	154,418	(46,795)	(171,757)	(54,992)	(736,528)

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Conservative	Conservative	Core	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Units purchased	-	689	15	194,012	16,086	5,862	3,071	166,178
Units withdrawn	(1,735)	(37,377)	(9,830)	(144,921)	(313,520)	(174,059)	(136,527)	(326,852)
Units transferred between Sub-Accounts and to/from the General Account	-	233	(721)	9,938	(82,903)	15,656	29,188	(27,396)
Net increase (decrease)	(1,735)	(36,454)	(10,535)	59,028	(380,336)	(152,542)	(104,268)	(188,070)

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Income	Income	Health Care	Health Care	Main Street	Main Street	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Units purchased	32,976	249,101	52,296	3,784	7,907	124,736	8,436	10,309
Units withdrawn	(475,169)	(456,253)	(1,243,841)	(34,417)	(53,563)	(88,508)	(80,111)	(36,210)
Units transferred between Sub-Accounts and to/from the General Account	(91,100)	189,459	1,015,492	3,605	(7,065)	(8,114)	(36,292)	5,421
Net increase (decrease)	(533,293)	(17,692)	(176,053)	(27,029)	(52,722)	28,114	(107,966)	(20,480)

	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	MML Aggressive Allocation	MML Aggressive Allocation	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Units purchased	5,603	10,597	37,967	336,752	1,386,502	885,198	339,388	55,589
Units withdrawn	(37,477)	(147,854)	(80,931)	(737,278)	(6,164,472)	(877,015)	(448,027)	(784,240)
Units transferred between Sub-Accounts and to/from the General Account	(5,690)	45,351	(48,808)	(73,053)	(355,559)	(139,562)	187,475	178,620
Net increase (decrease)	(37,564)	(91,906)	(91,773)	(473,578)	(5,133,529)	(131,379)	78,836	(550,031)

F-71

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Units purchased	1,080,042	22,409	1,162,857	7,552	479,743	62,300	1,036,389	213,188
Units withdrawn	(3,073,258)	(242,149)	(618,336)	(94,688)	(411,878)	(891,839)	(4,184,161)	(103,903)
Units transferred between Sub-Accounts and to/from the General Account	(22,222)	73,011	30,325	(27,398)	(15,244)	6,955	612,197	7,619
Net increase (decrease)	(2,015,438)	(146,729)	574,846	(114,535)	52,620	(822,584)	(2,535,575)	116,904

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Units purchased	9,135	332,566	27,065	239,615	17,134	4,799	13,249	11,554
Units withdrawn	(67,875)	(586,355)	(623,850)	(479,996)	(70,935)	(163,640)	(26,599)	(14,589)
Units transferred between Sub-Accounts and to/from the General Account	(10,129)	(209,333)	(350,842)	(157,395)	(38,816)	(59,125)	(131)	16
Net increase (decrease)	(68,870)	(463,121)	(947,626)	(397,775)	(92,617)	(217,966)	(13,481)	(3,019)

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	81,249	40,740	24,795	105,639	215,380	2,410	76,530	3,641
Units withdrawn	(102,137)	(948,535)	(80,396)	(106,946)	(142,709)	(25,399)	(95,885)	(12,187)
Units transferred between Sub-Accounts and to/from the General Account	5,057	3,246	(8,711)	10,382	23,586	(7,070)	(16,082)	(2,541)
Net increase (decrease)	(15,831)	(904,548)	(64,312)	9,075	96,256	(30,059)	(35,437)	(11,087)

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	9,322	247,797	206,630	814,470	376,523	8,804	110,249	47,080
Units withdrawn	(280,422)	(211,727)	(2,990,900)	(5,774,169)	(178,477)	(88,149)	(167,685)	(1,269,463)
Units transferred between Sub-Accounts and to/from the General Account	(60,700)	(36,627)	(133,999)	(365,107)	27,784	(36,654)	(13,382)	552,579
Net increase (decrease)	(331,800)	(557)	(2,918,268)	(5,324,807)	225,830	(115,999)	(70,818)	(669,805)

F-72

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	632,372	105,126	5,731	117,797	50,357	1,290,457	31,477	70,501
Units withdrawn	(510,963)	(77,000)	(57,884)	(113,578)	(984,984)	(2,568,713)	(735,198)	(243,788)
Units transferred between Sub-Accounts and to/from the General Account	269,387	30,415	(11,474)	8,230	570,732	854,880	103,020	(5,816)
Net increase (decrease)	390,796	58,541	(63,627)	12,450	(363,895)	(423,376)	(600,702)	(179,103)

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	14,177	206,794	19,923	137,773	100,005	1,394,607	519,516	5,252
Units withdrawn	(191,477)	(471,774)	(507,609)	(255,289)	(2,131,446)	(13,964,763)	(1,478,323)	(64,992)
Units transferred between Sub-Accounts and to/from the General Account	(30,800)	(23,449)	(199,782)	(38,631)	(34,763)	(667,018)	(3,485)	(23,994)
Net increase (decrease)	(208,100)	(288,429)	(687,467)	(156,147)	(2,066,204)	(13,237,175)	(962,291)	(83,734)

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Units purchased	184,098	8,565	136,766	171,296	17,121	315,664	16,537	103,922
Units withdrawn	(158,401)	(234,423)	(119,433)	(208,107)	(421,463)	(189,163)	(1,950)	(114,917)
Units transferred between Sub-Accounts and to/from the General Account	2,981	65,795	6,464	2,707	(454,284)	(26,828)	(7,874)	55,287
Net increase (decrease)	28,679	(160,064)	23,796	(34,104)	(858,626)	99,673	6,713	44,293

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	717,399	1,574,683	18,448	5,399
Units withdrawn	(545,448)	(9,298,623)	(221,953)	(100,469)
Units transferred between Sub-Accounts and to/from the General Account	(90,218)	1,953,316	(2,062)	(51,369)
Net increase (decrease)	81,733	(5,770,624)	(205,567)	(146,439)
F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)
2022	1,196,331	$12.97	to	$13.74	$16,425,190	1.90%	1.00%	to	1.80%	(16.55)%	to	(15.88)%
2021	1,135,192	15.55	to	16.33	18,530,683	2.15	1.00	to	1.80	9.71	to	10.59
2020	603,542	14.17	to	14.77	8,908,234	1.89	1.00	to	1.80	12.31	to	13.21
2019	274,313	12.62	to	13.05	3,575,830	4.15	1.00	to	1.80	19.06	to	20.02
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
Delaware Ivy VIP Asset Strategy Sub-Account (Class II) [4]
2022	833,323	11.85	to	12.77	10,874,142	1.57	1.00	to	3.10	(17.34)	to	(15.59)
2021	841,382	14.34	to	15.13	13,346,595	1.55	1.00	to	3.10	7.07	to	9.34
2020	904,514	13.39	to	13.84	13,270,558	2.02	1.00	to	3.10	10.40	to	12.74
2019	943,855	12.13	to	12.27	12,403,360	2.13	1.00	to	3.10	18.06	to	20.57
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2022	3,876,930	31.70	to	50.39	168,304,213	0.49	0.95	to	2.60	(28.20)	to	(27.01)
2021	4,187,353	44.15	to	69.04	250,765,962	0.06	0.95	to	2.60	24.56	to	26.63
2020	4,994,284	35.45	to	54.52	237,247,151	0.24	0.95	to	2.60	27.22	to	29.33
2019	6,319,467	27.86	to	42.16	232,111,397	0.45	0.95	to	2.60	28.20	to	30.33
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2022	8,378,070	18.15	to	28.95	191,667,565	0.26	1.00	to	3.10	(28.73)	to	(27.22)
2021	8,481,331	24.94	to	40.62	279,055,343	0.03	1.00	to	3.10	23.62	to	26.24
2020	8,326,913	19.76	to	32.86	229,257,699	0.08	1.00	to	3.10	26.26	to	28.94
2019	8,336,046	15.32	to	26.03	191,552,509	0.22	1.00	to	3.10	27.27	to	29.97
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
Fidelity® VIP Healthcare Sub-Account
2022	43,720	-	-	10.22	447,027	-	1.00	to	3.10	-	-	-
Fidelity® VIP Real Estate Sub-Account
2022	18,483	-	-	8.24	152,225	1.70	1.00	to	3.10	-	-	-
Fidelity® VIP Strategic Income Sub-Account
2022	22,156	-	-	9.08	201,143	6.33	0.95	to	3.10	-	-	-
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)
2022	845,645	18.01	to	27.01	20,298,479	-	0.95	to	2.60	(29.00)	to	(27.82)
2021	857,957	25.37	to	37.42	28,738,025	-	0.95	to	2.60	7.39	to	9.18
2020	1,029,713	23.62	to	34.27	32,043,570	0.93	0.95	to	2.60	18.38	to	20.35
2019	1,267,445	19.95	to	28.48	32,768,962	1.05	0.95	to	2.60	25.30	to	27.39
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)
2022	1,163,026	11.24	to	16.48	18,848,749	-	1.00	to	3.10	(29.39)	to	(27.89)
2021	1,142,992	15.59	to	23.33	26,049,458	-	1.00	to	3.10	6.76	to	9.02
2020	1,189,787	14.30	to	21.85	25,837,159	0.62	1.00	to	3.10	17.35	to	19.84
2019	1,376,480	11.94	to	18.62	26,966,589	0.71	1.00	to	3.10	24.05	to	26.68
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
Invesco V.I. Capital Appreciation Sub-Account (Series I)[4]
2022	3,385,941	22.76	to	33.47	103,556,439	-	0.95	to	2.60	(32.56)	to	(31.44)
2021	3,595,992	33.75	to	48.81	161,466,451	-	0.95	to	2.60	19.42	to	21.41
2020	4,332,520	28.26	to	40.20	160,848,549	-	0.95	to	2.60	33.08	to	35.30
2019	5,846,107	21.24	to	29.72	161,347,994	0.06	0.95	to	2.60	32.70	to	34.91
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Capital Appreciation Sub-Account (Series II)[4]
2022	250,907	$20.79	to	$31.36	$7,405,869	-%	1.15%	to	3.10%	(33.07)%	to	(31.75)%
2021	311,599	31.06	to	45.94	13,493,003	-	1.15	to	3.10	18.55	to	20.88
2020	366,591	26.20	to	38.01	13,216,783	-	1.15	to	3.10	32.08	to	34.68
2019	481,175	19.83	to	28.22	12,888,583	-	1.15	to	3.10	31.70	to	34.29
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
Invesco V.I. Conservative Balanced Sub-Account (Series I)[4]
2022	316,912	11.44	to	18.18	5,338,477	1.36	0.95	to	2.60	(18.99)	to	(17.64)
2021	340,713	14.13	to	22.07	6,987,321	1.47	0.95	to	2.60	7.79	to	9.59
2020	377,168	13.10	to	20.14	7,060,991	2.07	0.95	to	2.60	11.91	to	13.77
2019	417,214	11.71	to	17.70	6,873,042	2.24	0.95	to	2.60	14.50	to	16.40
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
Invesco V.I. Conservative Balanced Sub-Account (Series II)[4]
2022	2,970	11.07	to	15.29	45,427	1.15	1.15	to	2.80	(19.19)	to	(17.97)
2021	3,042	13.69	to	18.64	56,716	0.99	1.15	to	2.80	7.41	to	9.04
2020	4,777	12.75	to	17.10	76,534	1.88	1.15	to	2.65	11.59	to	13.28
2019	5,079	11.42	to	15.09	71,711	2.00	1.15	to	2.65	14.15	to	15.88
2018	5,419	10.01	to	13.03	66,010	1.73	1.15	to	2.65	(8.02)	to	(6.62)
Invesco V.I. Core Plus Bond Sub-Account[5]
2022	103,980	-	-	13.65	1,419,773	1.93	-	-	1.40	-	-	(15.22)
2021	110,047	-	-	16.11	1,772,416	2.05	-	-	1.40	-	-	(3.02)
2020	120,583	-	-	16.61	2,002,482	3.09	-	-	1.40	-	-	8.18
2019	129,518	-	-	15.35	1,988,167	3.32	-	-	1.40	-	-	8.00
2018	145,829	-	-	14.21	2,072,652	3.33	-	-	1.40	-	-	(2.41)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)[4]
2022	2,145,143	26.33	to	37.84	69,315,183	-	0.95	to	2.60	(32.75)	to	(31.63)
2021	2,211,697	39.15	to	55.35	105,647,787	-	0.95	to	2.60	16.04	to	17.97
2020	2,592,033	33.74	to	46.92	106,383,035	0.04	0.95	to	2.60	37.08	to	39.36
2019	3,582,421	24.61	to	33.67	106,476,690	-	0.95	to	2.60	35.79	to	38.05
2018	4,535,962	18.13	to	24.39	99,470,922	-	0.95	to	2.60	(8.51)	to	(6.98)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)
2022	1,133,228	18.26	to	24.03	22,846,294	-	1.00	to	3.10	(33.23)	to	(31.82)
2021	1,126,999	26.78	to	35.99	34,332,308	-	1.00	to	3.10	15.17	to	17.61
2020	1,067,971	22.77	to	31.25	28,338,933	-	1.00	to	3.10	35.96	to	38.85
2019	875,114	16.40	to	22.99	18,022,291	-	1.00	to	3.10	34.77	to	37.63
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
Invesco V.I. Diversified Dividend Sub-Account (Series I)
2022	317,837	10.04	to	15.82	4,603,701	1.89	0.95	to	2.60	(4.20)	to	(2.61)
2021	331,261	10.48	to	16.24	4,919,882	1.76	0.95	to	2.60	15.84	to	17.77
2020	483,803	9.04	to	13.79	6,302,426	3.18	0.95	to	2.60	(2.43)	to	(0.81)
2019	517,444	9.27	to	13.91	6,771,474	2.90	0.95	to	2.60	21.88	to	23.91
2018	590,254	7.60	to	11.22	6,260,165	2.36	0.95	to	2.60	(9.96)	to	(8.45)
Invesco V.I. Diversified Dividend Sub-Account (Series II)[4]
2022	728,781	9.19	to	13.97	9,489,706	1.58	1.15	to	3.10	(4.91)	to	(3.04)
2021	841,059	9.66	to	14.40	11,345,055	1.94	1.15	to	3.10	14.98	to	17.24
2020	945,327	8.40	to	12.29	10,939,473	2.70	1.15	to	3.10	(3.18)	to	(1.28)
2019	1,203,871	8.68	to	12.44	14,181,904	2.53	1.15	to	3.10	20.97	to	23.35
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)

F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Global Sub-Account (Series I)[4]
2022	3,633,296	$22.54	to	$36.14	$115,923,743	-%	0.95%	to	2.60%	(33.52)%	to	(32.41)%
2021	3,694,110	33.90	to	53.48	176,055,227	-	0.95	to	2.60	12.53	to	14.40
2020	4,227,403	30.13	to	46.75	176,607,524	0.67	0.95	to	2.60	24.36	to	26.43
2019	5,325,923	24.23	to	36.97	176,050,964	0.89	0.95	to	2.60	28.41	to	30.54
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)

Invesco V.I. Global Sub-Account (Series II)[4]
2022	2,506,424	14.03	to	20.58	49,427,513	-	1.00	to	3.10	(34.01)	to	(32.61)
2021	2,571,246	20.81	to	31.19	77,475,203	-	1.00	to	3.10	11.66	to	14.02
2020	2,759,316	18.25	to	27.94	75,781,828	0.44	1.00	to	3.10	23.45	to	26.07
2019	3,054,222	14.48	to	22.63	69,852,655	0.64	1.00	to	3.10	27.44	to	30.15
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)

Invesco V.I. Global Strategic Income Sub-Account (Series I)[4]
2022	6,982,530	11.36	to	18.99	105,617,322	-	0.95	to	2.60	(13.73)	to	(12.30)
2021	8,302,751	13.17	to	21.66	143,423,120	4.69	0.95	to	2.60	(5.89)	to	(4.33)
2020	8,478,804	13.99	to	22.64	154,124,943	5.81	0.95	to	2.60	0.75	to	2.42
2019	9,820,494	13.89	to	22.10	174,837,228	3.80	0.95	to	2.60	7.96	to	9.76
2018	10,593,916	12.86	to	20.14	173,249,673	4.84	0.95	to	2.60	(6.86)	to	(5.31)

Invesco V.I. Global Strategic Income Sub-Account (Series II)
2022	3,523,347	9.46	to	10.36	42,908,119	-	1.00	to	3.10	(14.40)	to	(12.59)
2021	4,059,143	10.83	to	12.11	57,328,981	4.29	1.00	to	3.10	(6.51)	to	(4.52)
2020	4,076,835	11.34	to	12.95	61,117,704	5.16	1.00	to	3.10	(0.15)	to	1.97
2019	4,957,887	11.12	to	12.97	74,928,822	3.39	1.00	to	3.10	7.23	to	9.51
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)

Invesco V.I. Health Care Sub-Account (Series I)[4]
2022	261,340	25.20	to	38.61	8,993,115	-	0.95	to	2.60	(15.54)	to	(14.14)
2021	282,080	29.83	to	44.97	11,396,798	0.20	0.95	to	2.60	9.42	to	11.24
2020	309,109	27.26	to	40.42	11,325,826	0.31	0.95	to	2.60	11.52	to	13.38
2019	355,234	24.45	to	35.65	11,544,579	0.04	0.95	to	2.60	29.10	to	31.25
2018	389,202	18.94	to	27.16	9,685,524	-	0.95	to	2.60	(1.70)	to	(0.05)

Invesco V.I. Health Care Sub-Account (Series II)
2022	260,608	23.02	to	35.28	8,644,331	-	1.15	to	3.10	(16.17)	to	(14.52)
2021	298,106	27.46	to	41.27	11,700,675	-	1.15	to	3.10	8.62	to	10.76
2020	350,828	25.28	to	37.26	12,414,240	0.09	1.15	to	3.10	10.71	to	12.89
2019	424,441	22.83	to	33.00	13,391,320	-	1.15	to	3.10	28.15	to	30.67
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)

Invesco V.I. Main Street Sub-Account (Series I)[4]
2022	862,445	24.21	to	35.60	26,861,840	1.45	0.95	to	2.60	(22.18)	to	(20.89)
2021	939,913	31.10	to	45.00	37,181,449	0.70	0.95	to	2.60	24.30	to	26.36
2020	1,047,878	25.02	to	35.61	33,044,884	1.49	0.95	to	2.60	11.02	to	12.87
2019	1,159,288	22.54	to	31.55	32,594,095	1.06	0.95	to	2.60	28.69	to	30.83
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)

Invesco V.I. Main Street Sub-Account (Series II)
2022	990,269	16.76	to	22.12	18,959,328	1.09	1.00	to	3.10	(22.74)	to	(21.10)
2021	1,068,989	21.24	to	28.63	26,323,196	0.52	1.00	to	3.10	23.35	to	25.97
2020	1,040,875	16.86	to	23.21	21,292,780	1.17	1.00	to	3.10	10.22	to	12.56
2019	1,022,590	14.98	to	21.06	19,582,090	0.81	1.00	to	3.10	27.72	to	30.43
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)

F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Technology Sub-Account (Series I)
2022	354,685	$22.62	to	$30.95	$5,414,369	-%	0.95%	to	2.60%	(41.49)%	to	(40.52)%
2021	361,364	38.66	to	52.04	9,838,777	-	0.95	to	2.60	11.47	to	13.33
2020	381,843	34.68	to	45.92	9,461,356	-	0.95	to	2.60	42.37	to	44.74
2019	409,274	24.36	to	31.73	7,407,278	-	0.95	to	2.60	32.39	to	34.59
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
Invesco V.I. Technology Sub-Account (Series II)[4]
2022	203,958	20.64	to	35.84	6,511,762	-	1.15	to	3.10	(41.94)	to	(40.80)
2021	236,464	35.55	to	60.54	12,810,416	-	1.15	to	3.10	10.60	to	12.77
2020	274,028	32.15	to	53.68	13,181,326	-	1.15	to	3.10	41.35	to	44.13
2019	300,092	22.74	to	37.25	10,156,434	-	1.15	to	3.10	31.42	to	34.01
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
Invesco V.I. U.S. Government Money Sub-Account
2022	651,358	7.55	to	10.35	6,701,851	1.29	0.95	to	2.60	(1.31)	to	0.33
2021	565,742	7.65	to	10.31	5,812,814	0.01	0.95	to	2.60	(2.56)	to	(0.94)
2020	657,647	7.85	to	10.41	6,847,355	0.22	0.95	to	2.60	(2.35)	to	(0.73)
2019	673,998	8.04	to	10.49	7,061,758	1.70	0.95	to	2.60	(0.90)	to	0.75
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
Janus Henderson Global Technology and Innovation Sub-Account
2022	32,355	-	-	7.56	244,729	-	0.95	to	2.60	-	-	-
MML Aggressive Allocation Sub-Account (Initial Class)
2022	1,192,000	17.99	to	23.02	26,453,572	2.02	0.95	to	2.60	(18.05)	to	(16.69)
2021	1,359,322	21.95	to	27.63	36,316,920	1.25	0.95	to	2.60	13.65	to	15.54
2020	1,451,095	19.32	to	23.92	33,588,339	1.67	0.95	to	2.60	10.44	to	12.27
2019	1,821,022	17.49	to	21.30	37,508,768	1.99	0.95	to	2.60	20.75	to	22.76
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
MML Aggressive Allocation Sub-Account (Service Class)
2022	3,789,915	14.63	to	16.28	68,477,846	1.81	1.00	to	3.10	(18.68)	to	(16.96)
2021	4,300,766	17.61	to	20.02	95,058,178	1.03	1.00	to	3.10	12.85	to	15.25
2020	4,774,344	15.28	to	17.74	93,600,335	1.38	1.00	to	3.10	9.63	to	11.95
2019	5,325,759	13.65	to	16.18	95,636,402	1.71	1.00	to	3.10	19.87	to	22.42
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
MML American Funds Core Allocation Sub-Account
2022	39,435,747	13.93	to	14.93	692,811,278	2.13	1.00	to	3.10	(16.33)	to	(14.56)
2021	44,078,410	16.30	to	17.84	919,106,679	1.31	1.00	to	3.10	9.41	to	11.73
2020	49,211,939	14.59	to	16.31	930,308,860	1.73	1.00	to	3.10	7.99	to	10.28
2019	57,034,873	13.23	to	15.10	989,500,489	2.39	1.00	to	3.10	14.51	to	16.94
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
MML American Funds Growth Sub-Account
2022	7,340,690	21.49	to	27.45	187,123,822	0.43	1.00	to	3.10	(32.42)	to	(30.98)
2021	7,241,440	31.13	to	40.62	282,628,214	-	1.00	to	3.10	17.84	to	20.34
2020	7,372,819	25.87	to	34.47	249,753,195	0.72	1.00	to	3.10	46.80	to	49.91
2019	8,104,921	17.26	to	23.48	191,745,889	0.32	1.00	to	3.10	26.25	to	28.93
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)

F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML American Funds International Sub-Account[6]
2022	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
2021	3,575,717	13.26	to	14.27	57,592,722	0.13	1.00	to	3.10	(4.95)	to	(2.93)
2020	3,496,882	13.95	to	14.70	58,820,176	1.03	1.00	to	3.10	9.98	to	12.31
2019	4,069,542	12.69	to	13.09	61,510,006	2.74	1.00	to	3.10	18.58	to	21.09
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
MML Balanced Allocation Sub-Account (Initial Class)
2022	3,435,716	14.07	to	18.00	58,629,976	3.59	0.95	to	2.60	(16.91)	to	(15.53)
2021	3,892,604	16.93	to	21.31	78,951,185	1.25	0.95	to	2.60	7.16	to	8.94
2020	4,442,634	15.80	to	19.56	83,010,888	2.67	0.95	to	2.60	8.09	to	9.89
2019	5,809,475	14.62	to	17.80	99,026,168	2.57	0.95	to	2.60	13.75	to	15.65
2018	6,173,598	12.85	to	15.40	91,530,192	2.29	0.95	to	2.60	(6.93)	to	(5.38)
MML Balanced Allocation Sub-Account (Service Class)
2022	18,387,696	12.34	to	12.75	267,376,596	3.34	1.00	to	3.10	(17.56)	to	(15.81)
2021	20,676,935	14.66	to	15.47	363,104,191	1.01	1.00	to	3.10	6.35	to	8.61
2020	22,692,373	13.50	to	14.54	373,173,046	2.42	1.00	to	3.10	7.27	to	9.54
2019	26,645,694	12.32	to	13.56	408,910,548	2.31	1.00	to	3.10	13.05	to	15.45
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
MML Blend Sub-Account (Initial Class)
2022	1,898,554	20.84	to	31.19	51,298,275	1.35	0.95	to	2.60	(18.73)	to	(17.38)
2021	2,100,227	25.64	to	37.75	68,982,917	2.11	0.95	to	2.60	12.07	to	13.94
2020	2,246,956	22.88	to	33.14	65,024,452	-	0.95	to	2.60	9.97	to	11.80
2019	2,419,280	20.81	to	29.64	62,980,806	2.43	0.95	to	2.60	18.27	to	20.23
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
MML Blend Sub-Account (Service Class)
2022	10,920,106	14.35	to	19.03	172,514,255	1.12	1.00	to	3.10	(19.34)	to	(17.63)
2021	11,045,227	17.42	to	23.60	217,290,953	1.97	1.00	to	3.10	11.24	to	13.60
2020	10,470,381	15.33	to	21.21	185,705,276	-	1.00	to	3.10	9.14	to	11.45
2019	9,995,211	13.76	to	19.44	161,858,732	2.20	1.00	to	3.10	17.38	to	19.87
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
MML Blue Chip Growth Sub-Account (Initial Class)
2022	930,051	28.02	to	42.15	37,019,588	-	0.95	to	2.60	(41.05)	to	(40.07)
2021	999,401	47.54	to	70.33	66,935,027	-	0.95	to	2.60	13.35	to	15.24
2020	1,113,935	41.94	to	61.03	64,905,396	-	0.95	to	2.60	30.96	to	33.13
2019	1,289,749	32.02	to	45.84	56,366,432	-	0.95	to	2.60	26.51	to	28.62
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
MML Blue Chip Growth Sub-Account (Service Class)
2022	6,290,813	15.90	to	25.60	116,156,894	-	1.00	to	3.10	(41.49)	to	(40.25)
2021	6,267,018	26.60	to	43.75	203,462,318	-	1.00	to	3.10	12.54	to	14.92
2020	6,214,398	23.15	to	38.87	181,685,317	-	1.00	to	3.10	29.91	to	32.66
2019	5,915,556	17.45	to	29.92	137,333,697	-	1.00	to	3.10	25.60	to	28.27
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
MML Conservative Allocation Sub-Account (Initial Class)
2022	3,104,296	13.37	to	17.10	50,846,697	3.88	0.95	to	2.60	(16.92)	to	(15.54)
2021	3,386,413	16.09	to	20.25	65,736,943	1.18	0.95	to	2.60	5.81	to	7.57
2020	4,208,998	15.20	to	18.82	76,130,207	2.60	0.95	to	2.60	7.11	to	8.89
2019	4,480,056	14.19	to	17.29	74,794,028	2.68	0.95	to	2.60	12.24	to	14.11
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)

F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Conservative Allocation Sub-Account (Service Class)
2022	16,606,296	$11.80	to	$12.10	$232,816,753	3.59%	1.00%	to	3.10%	(17.50)%	to	(15.75)%
2021	18,550,323	14.01	to	14.66	314,438,147	0.93	1.00	to	3.10	5.02	to	7.25
2020	21,085,898	13.06	to	13.96	338,139,060	2.48	1.00	to	3.10	6.32	to	8.58
2019	20,930,050	12.03	to	13.13	312,722,144	2.47	1.00	to	3.10	11.42	to	13.79
2018	22,812,097	10.57	to	11.79	306,155,920	2.26	1.00	to	3.10	(6.65)	to	(4.66)
MML Dynamic Bond Sub-Account (Service Class I)
2022	1,265,675	9.05	to	9.58	11,894,741	3.60	1.00	to	1.80	(15.78)	to	(15.11)
2021	1,219,346	10.74	to	11.28	13,575,976	3.53	1.00	to	1.80	(1.96)	to	(1.18)
2020	1,102,442	10.96	to	11.42	12,453,262	0.34	1.00	to	1.80	1.67	to	2.48
2019	918,215	10.78	to	11.14	10,144,350	3.42	1.00	to	1.80	6.59	to	7.45
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
MML Equity Sub-Account (Initial Class)
2022	808,421	22.81	to	34.22	22,745,758	1.60	0.95	to	2.60	(7.09)	to	(5.55)
2021	857,014	24.55	to	36.23	25,600,018	1.66	0.95	to	2.60	26.92	to	29.03
2020	925,884	19.34	to	28.08	21,590,756	2.35	0.95	to	2.60	0.38	to	2.05
2019	1,097,055	19.27	to	27.51	25,084,965	2.04	0.95	to	2.60	22.69	to	24.73
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
MML Equity Sub-Account (Service Class)
2022	3,961,989	16.94	to	20.84	87,189,234	1.35	1.00	to	3.10	(7.78)	to	(5.83)
2021	4,388,637	17.99	to	22.60	104,959,878	1.47	1.00	to	3.10	25.97	to	28.64
2020	4,851,758	13.98	to	17.94	94,339,624	2.14	1.00	to	3.10	(0.37)	to	1.75
2019	4,923,227	13.74	to	18.01	97,057,943	1.82	1.00	to	3.10	21.78	to	24.36
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
MML Equity Income Sub-Account (Initial Class)
2022	3,643,121	23.18	to	34.71	112,868,269	1.68	0.95	to	2.60	(6.04)	to	(4.48)
2021	4,476,832	24.67	to	36.34	145,517,882	2.19	0.95	to	2.60	22.36	to	24.39
2020	5,424,458	20.16	to	29.21	141,959,006	2.46	0.95	to	2.60	(1.26)	to	0.38
2019	5,987,062	20.42	to	29.10	157,019,262	2.28	0.95	to	2.60	23.21	to	25.26
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
MML Equity Income Sub-Account (Service Class)
2022	3,463,599	17.37	to	21.17	78,411,916	1.51	1.00	to	3.10	(6.75)	to	(4.77)
2021	3,576,293	18.24	to	22.71	88,613,015	2.04	1.00	to	3.10	21.36	to	23.93
2020	3,974,069	14.72	to	18.71	82,700,285	2.20	1.00	to	3.10	(1.92)	to	0.16
2019	4,049,182	14.69	to	19.07	86,738,940	2.07	1.00	to	3.10	22.27	to	24.86
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
MML Equity Index Sub-Account (Class I)⁶
2022	855,314	27.34	to	40.56	27,821,852	1.01	0.95	to	2.60	(20.58)	to	(19.26)
2021	943,721	34.42	to	50.24	38,036,347	1.27	0.95	to	2.60	24.90	to	26.98
2020	1,036,338	27.56	to	39.57	32,974,512	1.64	0.95	to	2.60	15.03	to	16.94
2019	1,204,817	23.96	to	33.84	33,045,075	2.57	0.95	to	2.60	27.50	to	29.62
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
MML Equity Index Sub-Account (Service Class I)
2022	820,581	24.97	to	37.15	29,639,746	0.78	1.15	to	3.10	(21.17)	to	(19.61)
2021	1,029,840	31.67	to	46.21	46,175,143	1.15	1.15	to	3.10	23.96	to	26.40
2020	1,247,806	25.55	to	36.56	44,360,172	1.46	1.15	to	3.10	14.14	to	16.39
2019	1,507,010	22.38	to	31.41	45,972,770	2.57	1.15	to	3.10	26.57	to	29.06
2018	1,732,277	17.68	to	24.34	40,825,319	1.36	1.15	to	3.10	(7.96)	to	(6.13)
F-79

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Momentum Sub-Account (Service Class I)
2022	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
2021	96,460	21.35	to	22.43	2,161,734	-	1.00	to	1.80	19.43	to	20.39
2020	109,941	17.88	to	18.63	2,048,092	0.01	1.00	to	1.80	17.86	to	18.81
2019	120,799	15.17	to	15.68	1,893,686	0.68	1.00	to	1.80	35.06	to	36.14
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
MML Equity Rotation Sub-Account (Service Class I)
2022	97,555	18.89	to	20.01	1,864,206	-	1.00	to	1.80	(15.99)	to	(15.31)
2021	105,214	22.49	to	23.63	2,484,746	0.43	1.00	to	1.80	25.72	to	26.73
2020	108,233	17.89	to	18.64	2,017,490	1.39	1.00	to	1.80	20.39	to	21.35
2019	113,361	14.86	to	15.36	1,741,305	0.19	1.00	to	1.80	14.22	to	15.14
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
MML Focused Equity Sub-Account
2022	936,219	25.58	to	32.17	21,586,709	0.63	0.95	to	3.10	(7.91)	to	(5.91)
2021	865,951	27.78	to	34.19	22,092,990	0.92	0.95	to	3.10	18.16	to	20.73
2020	881,782	23.51	to	28.32	18,957,860	0.64	0.95	to	3.10	9.10	to	11.47
2019	887,636	21.55	to	25.41	17,679,923	0.05	0.95	to	3.10	25.77	to	28.50
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
MML Foreign Sub-Account (Initial Class)
2022	5,925,578	11.66	to	17.12	89,435,726	3.71	0.95	to	2.60	(16.77)	to	(15.39)
2021	6,441,988	14.01	to	20.23	115,578,289	2.54	0.95	to	2.60	10.14	to	11.98
2020	7,346,537	12.72	to	18.07	118,344,969	3.10	0.95	to	2.60	3.21	to	4.93
2019	8,271,919	12.32	to	17.22	128,108,301	1.79	0.95	to	2.60	10.26	to	12.10
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
MML Foreign Sub-Account (Service Class)
2022	652,319	10.37	to	10.65	8,823,408	3.38	1.00	to	3.10	(17.47)	to	(15.72)
2021	520,191	12.30	to	12.91	8,065,680	2.30	1.00	to	3.10	9.51	to	11.83
2020	584,504	11.00	to	11.79	8,319,183	2.84	1.00	to	3.10	2.34	to	4.52
2019	700,188	10.52	to	11.52	9,815,416	1.52	1.00	to	3.10	9.34	to	11.66
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
MML Fundamental Equity Sub-Account
2022	909,971	23.25	to	29.24	18,740,713	0.36	0.95	to	3.10	(22.86)	to	(21.19)
2021	890,049	30.14	to	37.10	23,979,880	0.33	0.95	to	3.10	23.50	to	26.18
2020	880,974	24.41	to	29.41	19,006,450	-	0.95	to	3.10	15.94	to	18.46
2019	797,684	21.05	to	24.82	14,803,275	0.44	0.95	to	3.10	29.26	to	32.07
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
MML Fundamental Value Sub-Account
2022	1,213,572	18.63	to	23.44	20,630,720	0.84	0.95	to	3.10	(7.92)	to	(5.92)
2021	1,116,028	20.24	to	24.91	20,520,581	1.64	0.95	to	3.10	25.73	to	28.46
2020	1,019,772	16.10	to	19.39	14,865,608	1.08	0.95	to	3.10	(0.76)	to	1.40
2019	1,016,383	16.22	to	19.12	15,050,102	1.71	0.95	to	3.10	18.75	to	21.33
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
MML Global Sub-Account (Class I)
2022	181,481	16.87	to	23.47	4,097,127	1.46	0.95	to	2.60	(19.89)	to	(18.56)
2021	184,374	21.06	to	28.82	5,128,057	0.88	0.95	to	2.60	14.31	to	16.21
2020	214,433	18.43	to	24.80	5,164,484	1.09	0.95	to	2.60	11.09	to	12.94
2019	266,210	16.59	to	21.96	5,717,821	0.68	0.95	to	2.60	27.24	to	29.36
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
F-80

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Global Sub-Account (Class II)
2022	244,219	$13.47	to	$17.48	$3,976,403	1.63%	1.18%	to	1.65%	(19.06)%	to	(18.68)%
2021	245,084	16.57	to	21.59	4,977,478	0.90	1.18	to	1.65	15.50	to	16.05
2020	256,171	14.28	to	18.69	4,487,312	1.05	1.18	to	1.65	12.10	to	12.63
2019	274,411	12.68	to	16.68	4,316,103	0.60	1.18	to	1.65	28.45	to	29.05
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
MML Global Sub-Account (Service Class I)
2022	1,108,024	15.42	to	15.49	19,626,341	1.34	1.00	to	3.10	(20.50)	to	(18.81)
2021	888,586	19.00	to	19.48	19,462,328	0.76	1.00	to	3.10	13.58	to	15.99
2020	924,023	16.38	to	17.15	18,084,268	0.90	1.00	to	3.10	10.23	to	12.57
2019	944,518	14.55	to	15.56	17,104,721	0.35	1.00	to	3.10	26.30	to	28.98
2018	944,055	11.28	to	12.32	13,985,581	0.94	1.00	to	3.10	(12.61)	to	(10.74)
MML Growth Allocation Sub-Account (Initial Class)
2022	14,041,930	16.54	to	21.16	282,056,598	2.65	0.95	to	2.60	(17.47)	to	(16.10)
2021	15,565,856	20.04	to	25.22	373,971,831	1.56	0.95	to	2.60	11.40	to	13.25
2020	18,484,124	17.99	to	22.27	393,392,881	2.15	0.95	to	2.60	9.87	to	11.69
2019	26,884,888	16.37	to	19.94	514,011,956	2.27	0.95	to	2.60	18.10	to	20.06
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
MML Growth Allocation Sub-Account (Service Class)
2022	31,477,349	13.81	to	14.99	583,718,812	2.38	1.00	to	3.10	(18.03)	to	(16.29)
2021	34,135,820	16.50	to	18.28	763,512,275	1.29	1.00	to	3.10	10.45	to	12.79
2020	39,460,627	14.63	to	16.55	788,648,224	1.88	1.00	to	3.10	9.04	to	11.35
2019	53,783,791	13.13	to	15.18	978,800,276	2.03	1.00	to	3.10	17.24	to	19.73
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
MML High Yield Sub-Account
2022	2,829,996	13.24	to	17.38	37,488,508	7.26	0.95	to	3.10	(14.65)	to	(12.80)
2021	3,120,712	15.51	to	19.93	48,073,933	8.60	0.95	to	3.10	4.59	to	6.86
2020	2,894,882	14.83	to	18.65	42,643,144	0.02	0.95	to	3.10	2.16	to	4.38
2019	2,982,701	14.52	to	17.87	43,189,753	6.00	0.95	to	3.10	8.45	to	10.80
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
MML Income & Growth Sub-Account (Initial Class)
2022	711,659	21.51	to	32.82	21,115,105	1.46	0.95	to	2.60	(2.87)	to	(1.25)
2021	777,632	22.15	to	33.24	23,466,564	1.74	0.95	to	2.60	23.03	to	25.08
2020	893,631	18.00	to	26.57	21,695,092	2.03	0.95	to	2.60	0.38	to	2.05
2019	1,014,616	17.93	to	26.04	24,198,302	1.99	0.95	to	2.60	21.24	to	23.26
2018	1,064,337	14.79	to	21.13	20,869,071	1.74	0.95	to	2.60	(13.96)	to	(12.52)
MML Income & Growth Sub-Account (Service Class)
2022	1,409,280	17.75	to	19.65	28,418,303	1.23	1.00	to	3.10	(3.62)	to	(1.58)
2021	1,496,875	18.04	to	20.39	31,561,723	1.61	1.00	to	3.10	22.10	to	24.69
2020	1,567,693	14.47	to	16.70	27,009,775	1.83	1.00	to	3.10	(0.35)	to	1.76
2019	1,681,966	14.22	to	16.76	29,439,298	1.78	1.00	to	3.10	20.35	to	22.90
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
MML Inflation-Protected and Income Sub-Account (Initial Class)
2022	6,536,201	10.56	to	15.48	88,867,535	2.51	0.95	to	2.60	(15.57)	to	(14.17)
2021	7,993,007	12.51	to	18.03	126,908,902	1.07	0.95	to	2.60	3.67	to	5.39
2020	8,662,812	12.07	to	17.11	130,964,666	0.11	0.95	to	2.60	8.26	to	10.06
2019	9,934,572	11.15	to	15.54	137,121,414	2.38	0.95	to	2.60	5.53	to	7.29
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
F-81

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Inflation-Protected and Income Sub-Account (Service Class)
2022	3,725,815	$9.64	to	$10.73	$43,115,577	2.41%	1.00%	to	3.10%	(16.22)%	to	(14.45)%
2021	3,822,173	11.51	to	12.54	52,995,919	0.86	1.00	to	3.10	2.88	to	5.06
2020	3,431,376	11.19	to	11.94	46,199,752	0.11	1.00	to	3.10	7.49	to	9.77
2019	3,451,539	10.41	to	10.88	43,237,327	2.22	1.00	to	3.10	4.76	to	6.98
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
MML International Equity Sub-Account
2022	700,551	8.80	to	10.61	7,786,105	0.84	0.95	to	3.10	(17.93)	to	(16.15)
2021	620,555	10.73	to	12.65	8,307,912	0.50	0.95	to	3.10	8.09	to	10.44
2020	562,014	9.92	to	11.45	6,833,772	3.20	0.95	to	3.10	1.86	to	4.07
2019	571,549	9.74	to	11.01	6,643,432	1.79	0.95	to	3.10	20.55	to	23.17
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
MML iShares 60/40 Allocation Sub-Account
2022	570,961	-	-	8.89	5,074,791	2.14	0.95	to	3.10	-	-	-
MML iShares 80/20 Allocation Sub-Account
2022	2,102,879	-	-	8.86	18,624,545	2.12	0.95	to	3.10	-	-	-
MML Large Cap Growth Sub-Account (Initial Class)
2022	386,186	23.24	to	33.90	11,258,538	-	0.95	to	2.60	(29.41)	to	(28.23)
2021	428,715	32.92	to	47.24	17,656,357	0.05	0.95	to	2.60	15.38	to	17.30
2020	492,342	28.53	to	40.27	17,478,633	0.33	0.95	to	2.60	28.40	to	30.53
2019	577,917	22.22	to	30.85	15,827,567	0.58	0.95	to	2.60	28.60	to	30.74
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
MML Large Cap Growth Sub-Account (Service Class)
2022	973,248	17.75	to	21.21	17,964,547	-	1.00	to	3.10	(29.94)	to	(28.45)
2021	978,368	24.81	to	30.27	25,898,086	-	1.00	to	3.10	14.48	to	16.91
2020	965,919	21.22	to	26.44	22,228,571	0.17	1.00	to	3.10	27.52	to	30.22
2019	896,562	16.30	to	20.73	16,390,792	0.46	1.00	to	3.10	27.64	to	30.35
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
MML Managed Bond Sub-Account (Initial Class)
2022	5,208,236	11.03	to	16.96	76,373,788	3.00	0.95	to	2.60	(17.19)	to	(15.81)
2021	6,154,434	13.32	to	20.15	107,430,616	3.16	0.95	to	2.60	(1.77)	to	(0.14)
2020	6,518,330	13.56	to	20.18	114,405,900	0.10	0.95	to	2.60	4.95	to	6.69
2019	7,123,945	12.92	to	18.91	117,808,474	3.67	0.95	to	2.60	6.99	to	8.77
2018	7,702,853	12.08	to	17.39	117,644,146	3.44	0.95	to	2.60	(3.01)	to	(1.38)
MML Managed Bond Sub-Account (Service Class)
2022	14,965,961	9.75	to	10.08	180,957,384	2.73	1.00	to	3.10	(17.80)	to	(16.06)
2021	17,341,820	11.61	to	12.26	253,912,380	2.96	1.00	to	3.10	(2.51)	to	(0.44)
2020	17,765,196	11.66	to	12.58	266,777,188	0.10	1.00	to	3.10	4.16	to	6.37
2019	18,130,096	10.96	to	12.07	260,703,020	3.46	1.00	to	3.10	6.19	to	8.45
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
MML Managed Volatility Sub-Account (Initial Class)
2022	3,697,357	12.98	to	20.63	63,499,565	0.47	0.95	to	2.60	(14.30)	to	(12.88)
2021	4,569,936	15.15	to	23.68	90,531,793	0.97	0.95	to	2.60	8.68	to	10.49
2020	5,170,638	13.94	to	21.43	93,221,623	1.40	0.95	to	2.60	3.94	to	5.67
2019	5,894,344	13.41	to	20.28	101,210,212	1.62	0.95	to	2.60	9.03	to	10.84
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)

F-82

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Managed Volatility Sub-Account (Service Class)
2022	1,298,703	$11.57	to	$11.86	$19,279,858	0.19%	1.00%	to	3.10%	(14.94)%	to	(13.14)%
2021	1,489,972	13.32	to	13.94	25,981,811	0.71	1.00	to	3.10	7.87	to	10.16
2020	1,669,075	12.09	to	12.93	26,903,885	1.15	1.00	to	3.10	3.17	to	5.36
2019	1,951,793	11.48	to	12.53	30,590,858	1.37	1.00	to	3.10	8.21	to	10.51
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
MML Mid Cap Growth Sub-Account (Initial Class)
2022	1,136,273	28.65	to	58.31	57,562,324	-	0.95	to	2.60	(27.03)	to	(25.82)
2021	1,246,633	39.26	to	78.60	85,664,131	-	0.95	to	2.60	10.31	to	12.14
2020	1,454,733	35.60	to	70.09	89,949,266	0.08	0.95	to	2.60	22.35	to	24.38
2019	1,710,217	29.09	to	56.35	83,592,878	0.02	0.95	to	2.60	27.93	to	30.05
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
MML Mid Cap Growth Sub-Account (Service Class)
2022	3,733,478	16.65	to	26.04	81,046,753	-	1.00	to	3.10	(27.59)	to	(26.05)
2021	3,879,781	22.51	to	35.95	118,152,584	-	1.00	to	3.10	9.54	to	11.87
2020	4,168,210	20.12	to	32.82	117,785,877	-	1.00	to	3.10	21.43	to	24.01
2019	4,497,792	16.23	to	27.03	108,799,560	-	1.00	to	3.10	27.01	to	29.71
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
MML Mid Cap Value Sub-Account (Initial Class)
2022	2,437,354	31.33	to	49.48	104,763,063	2.02	0.95	to	2.60	(3.86)	to	(2.26)
2021	3,020,014	32.59	to	50.63	132,262,516	1.40	0.95	to	2.60	20.15	to	22.15
2020	3,707,481	27.13	to	41.45	133,181,143	1.82	0.95	to	2.60	(0.90)	to	0.75
2019	4,044,150	27.37	to	41.14	144,980,289	1.62	0.95	to	2.60	25.82	to	27.91
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
MML Mid Cap Value Sub-Account (Service Class)
2022	2,207,545	17.20	to	28.62	50,303,554	1.88	1.00	to	3.10	(4.56)	to	(2.54)
2021	2,249,934	17.65	to	29.98	55,688,323	1.25	1.00	to	3.10	19.20	to	21.72
2020	2,406,081	14.50	to	25.16	51,269,948	1.58	1.00	to	3.10	(1.62)	to	0.47
2019	2,380,279	14.43	to	25.57	53,222,998	1.44	1.00	to	3.10	24.97	to	27.62
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
MML Moderate Allocation Sub-Account (Initial Class)
2022	8,783,827	15.02	to	19.21	161,103,074	3.27	0.95	to	2.60	(17.15)	to	(15.78)
2021	9,831,320	18.13	to	22.81	214,743,239	1.34	0.95	to	2.60	9.12	to	10.94
2020	11,897,524	16.61	to	20.57	235,097,461	2.55	0.95	to	2.60	7.71	to	9.50
2019	17,179,709	15.42	to	18.78	310,792,789	2.52	0.95	to	2.60	15.54	to	17.46
2018	18,831,405	13.35	to	15.99	290,920,692	2.12	0.95	to	2.60	(7.92)	to	(6.38)
MML Moderate Allocation Sub-Account (Service Class)
2022	64,409,744	12.83	to	13.60	1,044,498,635	2.96	1.00	to	3.10	(17.71)	to	(15.96)
2021	74,645,263	15.27	to	16.53	1,461,000,467	1.11	1.00	to	3.10	8.26	to	10.56
2020	87,882,437	13.81	to	15.27	1,575,429,932	2.23	1.00	to	3.10	6.80	to	9.07
2019	105,177,875	12.66	to	14.30	1,752,110,801	2.26	1.00	to	3.10	14.75	to	17.18
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
MML Short-Duration Bond Sub-Account
2022	3,030,930	7.94	to	10.42	29,348,995	3.02	0.95	to	3.10	(10.80)	to	(8.86)
2021	3,188,272	8.90	to	11.43	34,025,850	2.93	0.95	to	3.10	(1.41)	to	0.73
2020	4,150,563	9.03	to	11.35	44,272,880	-	0.95	to	3.10	(1.75)	to	0.39
2019	3,025,222	9.19	to	11.31	32,173,643	3.11	0.95	to	3.10	0.99	to	3.19
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
F-83

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Equity Sub-Account (Initial Class)
2022	549,032	$25.50	to	$40.01	$21,412,816	0.71%	0.95%	to	2.60%	(18.04)%	to	(16.67)%
2021	623,139	31.11	to	48.02	29,197,903	0.44	0.95	to	2.60	19.60	to	21.59
2020	706,873	26.01	to	39.49	27,259,529	0.53	0.95	to	2.60	17.60	to	19.55
2019	831,548	22.12	to	33.03	26,710,657	0.47	0.95	to	2.60	23.22	to	25.27
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
MML Small Cap Equity Sub-Account (Service Class)
2022	1,141,426	17.44	to	23.25	23,617,332	0.43	1.00	to	3.10	(18.65)	to	(16.92)
2021	1,198,581	20.99	to	28.58	30,289,216	0.27	1.00	to	3.10	18.71	to	21.23
2020	1,169,902	17.31	to	24.08	25,344,927	0.30	1.00	to	3.10	16.72	to	19.20
2019	1,184,188	14.53	to	20.63	22,694,629	0.26	1.00	to	3.10	22.30	to	24.89
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
MML Small Cap Growth Equity Sub-Account (Initial Class)
2022	1,511,703	29.16	to	48.69	60,413,373	-	0.95	to	2.60	(25.13)	to	(23.88)
2021	1,630,525	38.94	to	63.96	87,699,978	-	0.95	to	2.60	4.55	to	6.29
2020	1,790,589	37.25	to	60.18	90,992,101	-	0.95	to	2.60	32.15	to	34.34
2019	2,488,164	28.19	to	44.79	94,744,872	-	0.95	to	2.60	30.88	to	33.06
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
MML Small Cap Growth Equity Sub-Account (Service Class)
2022	1,026,472	17.68	to	26.63	22,649,920	-	1.00	to	3.10	(25.69)	to	(24.11)
2021	1,096,162	23.30	to	35.83	32,664,648	-	1.00	to	3.10	3.77	to	5.98
2020	1,072,366	21.98	to	34.53	31,164,764	-	1.00	to	3.10	31.16	to	33.94
2019	1,127,320	16.41	to	26.33	26,026,111	-	1.00	to	3.10	29.90	to	32.66
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
MML Small Company Value Sub-Account
2022	1,202,832	16.51	to	26.87	23,768,684	-	1.00	to	3.10	(17.65)	to	(15.90)
2021	1,245,949	19.64	to	32.63	29,889,996	0.19	1.00	to	3.10	21.30	to	23.88
2020	1,280,052	15.85	to	26.90	25,549,702	0.06	1.00	to	3.10	5.60	to	7.84
2019	1,254,816	14.70	to	25.47	24,665,122	0.08	1.00	to	3.10	21.43	to	24.01
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
MML Small/Mid Cap Value Sub-Account (Initial Class)
2022	2,306,713	23.31	to	44.60	72,429,647	1.24	0.95	to	2.60	(17.85)	to	(16.49)
2021	2,639,896	28.38	to	53.41	99,423,759	1.01	0.95	to	2.60	32.46	to	34.66
2020	3,498,522	21.43	to	39.66	97,698,172	1.10	0.95	to	2.60	1.96	to	3.66
2019	3,898,914	21.01	to	38.26	105,702,814	0.61	0.95	to	2.60	17.19	to	19.14
2018	4,387,318	17.93	to	32.11	100,384,944	0.46	0.95	to	2.60	(17.12)	to	(15.73)
MML Small/Mid Cap Value Sub-Account (Service Class)
2022	1,200,173	15.40	to	21.29	23,433,475	1.00	1.00	to	3.10	(18.46)	to	(16.73)
2021	1,239,236	18.50	to	26.11	29,944,498	0.88	1.00	to	3.10	31.51	to	34.29
2020	1,139,563	13.77	to	19.86	22,292,450	0.84	1.00	to	3.10	1.14	to	3.29
2019	1,156,012	13.34	to	19.63	23,286,750	0.39	1.00	to	3.10	16.32	to	18.78
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
MML Special Situations Sub-Account (Service Class I)[6]
2022	-	-		-	-	-	-	-	-	-	-	-
2021	57,104	18.03	to	18.94	1,081,248	-	1.00	to	1.80	(0.39)	to	0.41
2020	50,391	18.10	to	18.87	950,460	0.03	1.00	to	1.80	26.93	to	27.95
2019	56,690	14.26	to	14.75	835,745	-	1.00	to	1.80	21.29	to	22.27
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)

F-84

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Strategic Emerging Markets Sub-Account (Service Class I)
2022	1,048,803	$7.77	to	$10.83	$10,939,529	2.95%	1.00%	to	3.10%	(29.07)%	to	(27.56)%
2021	1,062,107	10.95	to	14.95	15,351,011	-	1.00	to	3.10	(11.15)	to	(9.26)
2020	1,017,814	12.33	to	16.47	16,215,171	0.20	1.00	to	3.10	13.68	to	16.09
2019	1,150,619	10.84	to	14.19	15,739,019	0.01	1.00	to	3.10	21.36	to	23.93
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
MML Sustainable Equity Sub_Account (Initial Class)[4]
2022	1,502,553	22.54	to	40.53	55,237,374	0.94	0.95	to	2.60	(19.14)	to	(17.80)
2021	1,664,117	27.87	to	49.30	74,572,321	0.81	0.95	to	2.60	23.88	to	25.94
2020	1,995,917	22.50	to	39.15	71,531,066	0.91	0.95	to	2.60	11.57	to	13.43
2019	2,322,666	20.17	to	34.51	73,362,599	0.94	0.95	to	2.60	28.71	to	30.85
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
MML Sustainable Equity Sub Account (Service Class)[4]
2022	2,287,275	18.41	to	20.58	46,573,782	0.01	1.00	to	3.10	(0.20)	to	(0.18)
2021	2,420,106	22.46	to	25.64	60,960,010	0.01	1.00	to	3.10	0.23	to	0.26
2020	2,420,663	17.89	to	20.86	49,795,171	0.72	1.00	to	3.10	10.75	to	13.10
2019	2,471,418	15.82	to	18.83	45,996,901	0.76	1.00	to	3.10	27.79	to	30.51
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
MML Total Return Bond Sub-Account
2022	3,801,490	8.01	to	10.07	35,974,681	1.32	0.95	to	3.10	(17.50)	to	(15.71)
2021	4,187,985	9.71	to	11.95	47,397,082	1.63	0.95	to	3.10	(4.51)	to	(2.44)
2020	4,106,252	10.17	to	12.25	47,980,688	3.09	0.95	to	3.10	5.28	to	7.57
2019	2,936,027	9.66	to	11.39	31,973,807	3.02	0.95	to	3.10	5.34	to	7.63
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
MML U.S. Government Money Market Sub-Account
2022	14,291,056	6.82	to	9.29	131,305,870	1.38	0.95	to	3.10	(1.86)	to	0.26
2021	9,905,255	6.95	to	9.27	90,771,755	-	0.95	to	3.10	(3.05)	to	(0.95)
2020	15,675,879	7.17	to	9.36	143,711,817	0.17	0.95	to	3.10	(2.83)	to	(0.72)
2019	8,074,717	7.37	to	9.42	75,534,222	1.69	0.95	to	3.10	(1.40)	to	0.75
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
Oppenheimer Global Multi-Alternatives Sub-Account
2022	-	-	-	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-	-	-	-
2019	2	8.54	to	9.51	-	1.11	0.95	to	3.10	2.36	to	3.08
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
PIMCO CommodityRealReturn® Strategy Sub-Account
2022	1,187,713	5.79	to	8.10	9,095,267	21.08	0.95	to	3.10	5.36	to	7.64
2021	1,195,842	5.50	to	7.53	8,564,039	4.06	0.95	to	3.10	29.05	to	31.85
2020	1,401,409	4.26	to	5.71	7,627,491	6.33	0.95	to	3.10	(1.86)	to	0.27
2019	1,661,426	4.34	to	5.70	9,033,874	4.33	0.95	to	3.10	7.95	to	10.30
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
PIMCO Income Sub-Account
2022	89,638	-	-	9.32	835,304	3.28	0.95	to	3.10	-	-	-
VY® CBRE Global Real Estate Sub-Account[4]
2022	599,231	11.61	to	16.25	9,135,382	3.01	0.95	to	3.10	(27.41)	to	(25.83)
2021	660,849	16.00	to	21.91	13,624,068	2.65	0.95	to	3.10	30.05	to	32.87
2020	807,288	12.30	to	16.49	12,571,760	5.83	0.95	to	3.10	(7.94)	to	(5.94)
2019	948,461	13.36	to	17.53	15,751,756	2.58	0.95	to	3.10	20.55	to	23.17
2018	1,049,161	11.09	to	14.23	14,174,962	5.26	0.95	to	3.10	(11.55)	to	(9.61)
F-85

Notes To Financial Statements (Continued)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]	The expense ratios represent the annualized policy expense of the division of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.
[4]	See Note 2 to the financial statements for the previous name of this Sub-Account.
[5]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
[6]	For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
F-86

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

		Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
		Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
		Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
		Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
		Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
		A. Reset Death Benefit**	0.00% - 0.20%
		B. Ratchet Death Benefit***	0.00% - 0.70%
		C. 5% roll Up Death Benefit	0.00% - 0.40%
		D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
		E. Return of Purchase Payment	0.00% - 0.35%
F-87

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
		A. Equalizer Benefit	0.00% - 0.50%
		B. Nursing Home Waiver	0.00% - 0.05%
		C. Earnings Enhancement Benefit	0.00% - 0.30%
		D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
		E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
		F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 1.50%
		G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
		H. Guaranteed Lifetime Withdrawal Benefit (GLWB)	0.00% - 1.60%

	*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
	**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
	***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-88